UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _12/31__

Date of reporting period:  12/31/16__

Item 1. Reports to Stockholders.

Annual Report
and Shareholder Letter

December 31, 2016

Templeton Emerging Markets Bond Fund

A SERIES OF TEMPLETON INCOME TRUST

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Templeton Emerging Markets Bond Fund

As approved by the board of trustees at a meeting held on July 13, 2016, Templeton Emerging Markets Bond Fund’s fiscal year-end was changed to December 31. We are pleased to bring you Templeton Emerging Markets Bond Fund’s annual report covering the shortened fiscal year for the transitional four-month period between the Fund’s prior fiscal year-end, August 31, 2016, and December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation as a secondary goal. Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by governments or government-related entities that are located in emerging market countries, as well as bonds issued by emerging market corporate entities.

Performance Overview

For the four months under review, the Fund’s Class A shares generated a +2.89% cumulative total return. In comparison, U.S. dollar-denominated emerging market bonds, as measured by the Fund’s benchmark, the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global, had a -3.89% cumulative total return in U.S. dollar terms for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

At the beginning of the reporting period, developed markets remained in a state of low rates, with the yield on the 10-year U.S. Treasury note at 1.58% and short-term yields in Japan and the eurozone in negative territory. Declining oil prices earlier in the year appeared to raise fears of a global recession but we believed the fears were largely unwarranted. In our opinion, markets appeared to overestimate the extent to which lower headline inflation reflected structurally weaker global demand; however, we believed that supply factors were the main driver behind falling energy and commodity prices, not a collapse in demand. We expected the effects of lower oil prices to be short term and the disinflationary impact to wane as commodity prices stabilized. However, the belief that inflation had become structurally lower appeared to lead some investors to take complacent views on interest rates, keeping yields unnaturally low, which persisted through September 2016. Underlying inflation in the U.S. was not adequately priced into bond yields during the first month of the period, in our view, and we were wary of the lack of inflation being priced into bond yields across the globe. We believed there were more risks of inflation moving up than down, yet markets appeared to price in deflation and downside risks. Concurrently, the U.S. Federal Reserve (Fed) passed on raising rates at its September meeting, while a number of currencies strengthened against the U.S. dollar.

Portfolio Composition*

Based on Total Net Assets as of 12/31/16

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Includes foreign treasury bills, money market funds and net other assets less liabilities.

In October, U.S. Treasury yields began to rise sharply due to growing expectations for a December rate hike and a recognition that inflation pressures had been rising. The U.S. dollar broadly strengthened against a vast set of currencies

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 15.

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TEMPLETON EMERGING MARKETS BOND FUND

during the month, notably against the Japanese yen and the euro. By November, a sharp correction in U.S. Treasury valuations was fully underway, manifesting quickly after the results of the U.S. election as markets appeared to rapidly move toward our long-held view that inflation pressures were rising. Once those corrections to yields began, they were quite severe in a short period of time, demonstrating just how extreme those valuations had become. Growing rate differentials between the rising yields in the U.S. and the low to negative yields in the eurozone and Japan drove significant depreciations of the euro and the yen against the U.S. dollar. The Fed ultimately hiked the federal funds target rate by 0.25% at its mid-December meeting and indicated that it expected three rate hikes in 2017. The yield on the 10-year U.S. Treasury note finished the period nearly 0.90% higher at 2.45%, while the euro and the yen notably depreciated against the U.S. dollar over the full period.

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Other Europe includes Republic of Montenegro.

Investment Strategy

We invest selectively in bonds from emerging markets around the world to generate income for the Fund, seeking opportunities while monitoring changes in interest rates, currency exchange rates and credit risk. We seek to manage the Fund’s exposure to various currencies and regularly use currency and cross currency forward contracts and may also use other derivative instruments.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Currency Composition*
12/31/16
% of Total
Net Assets
Americas	93.1%
U.S. Dollar	40.1%
Mexican Peso	18.2%
Brazilian Real	14.3%
Argentinian Peso	7.9%
Colombian Peso	7.2%
Uruguayan Peso	4.0%
Chilean Peso	1.4%
Middle East & Africa	11.7%
Ghanaian Cedi	7.7%
South African Rand	4.0%
Asia Pacific	10.2%
Malaysian Ringgit	11.3%
Indonesian Rupiah	7.9%
Indian Rupee	6.5%
Philippine Peso	2.5%
Sri Lankan Rupee	0.8%
Australian Dollar	-7.0%
Japanese Yen	-11.8%
Europe	-15.0%
Serbian Dinar	1.6%
Euro	-16.6%
*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

Manager’s Discussion

On the whole, we continued to position the Fund for rising rates by maintaining low portfolio duration and aiming for a negative correlation with U.S. Treasury returns. We also continued to actively seek select duration exposures that we believe can offer positive real yields without taking undue interest-rate risk, favoring countries that we feel have solid underlying fundamentals and prudent fiscal, monetary and financial policies. During the period, we added to some of our strongest investment convictions as prices became cheaper during periods of heightened volatility. We also maintained exposures to a number of emerging market currencies that we believe remained fundamentally undervalued. Overall, we were positioned for depreciation of the euro and the Japanese yen,

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TEMPLETON EMERGING MARKETS BOND FUND

rising U.S. Treasury yields, and currency appreciation in select emerging markets. During the period, we used currency forward contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.

What is duration?
Duration is a measure of a bond’s price sensitivity to
interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to
interest-rate changes than a portfolio with a higher duration.

What is an interest-rate swap?
An interest-rate swap is an agreement between two parties to exchange interest rate payment obligations, generally one
based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime,
commercial paper or other benchmarks).

During the period the Fund’s positive absolute performance benefited from interest-rate strategies. Currency positions detracted from absolute return, while overall credit exposures had a largely neutral effect. The Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Negative duration exposure to U.S. Treasuries contributed to absolute return as did select duration exposures in Latin America. Among currencies, the Fund’s net-negative positions in the Japanese yen and the euro, achieved through currency forward contracts, contributed to absolute return. However, currency positions in Latin America (Mexican peso) and Asia ex-Japan (Malaysian ringgit) detracted from absolute performance.

Thank you for your participation in Templeton Emerging Markets Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON EMERGING MARKETS BOND FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
4-Month	+2.89%	-1.50%
1-Year	+10.41%	+5.66%
3-Year	+3.90%	-0.17%
Since Inception (4/1/13)	+3.68%	-0.19%
Advisor
4-Month	+2.90%	+2.90%
1-Year	+10.52%	+10.52%
3-Year	+4.41%	+1.45%
Since Inception (4/1/13)	+4.47%	+1.17%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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TEMPLETON EMERGING MARKETS BOND FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

See page 8 for Performance Summary footnotes.

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TEMPLETON EMERGING MARKETS BOND FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	1.27%	2.57%
Advisor	1.02%	2.32%

All investments involve risks, including possible loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s use of foreign currency techniques involves special risks. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio thatmay result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The
Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Bonds are subject to liquidity risk, which may have an adverse impact on the security’s value or a fund’s ability to sell such securities. Special risks are associated with foreign investing, including currency rate fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher yielding, lower rated securities include higher risks of default and loss of principal. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 12/31/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Source: Morningstar. The JPM EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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TEMPLETON EMERGING MARKETS BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16[1]	Value 12/31/16	7/1/16–12/31/16[2,3]	Value 12/31/16	7/1/16–12/31/16[2,3]	Ratio[3]
A	$1,000	$1,028.90	$3.76	$1,019.61	$5.65	1.11%
C	$1,000	$1,026.70	$5.52	$1,016.99	$8.29	1.63%
R	$1,000	$1,029.60	$3.43	$1,020.11	$5.14	1.01%
R6	$1,000	$1,029.00	$3.09	$1,020.62	$4.63	0.91%
Advisor	$1,000	$1,029.00	$3.32	$1,020.27	$4.99	0.98%

1. 9/1/16 for Actual; 7/1/16 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 122/365 to reflect the number of days during the period.
3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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TEMPLETON INCOME TRUST

Financial Highlights
Templeton Emerging Markets Bond Fund
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013 [b]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.75	$8.33	$9.78	$9.49	$10.00
Income from investment operations[c]:
Net investment income[d]	0.21	0.55	0.48	0.50	0.18
Net realized and unrealized gains (losses)	0.04	0.06	(1.33)	0.28	(0.69)
Total from investment operations	0.25	0.61	(0.85)	0.78	(0.51)
Less distributions from net investment income	(0.16)	(0.19)	(0.60)	(0.49)	—
Net asset value, end of period	$8.84	$8.75	$8.33	$9.78	$9.49

Total return[e]	2.89%	7.47%	(8.88)%	8.42%	(5.10)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	3.22%	2.45%	2.27%	3.24%	2.37%
Expenses net of waiver and payments by affiliates	1.11%	1.15%	1.16%	1.25%[g]	1.21%
Net investment income	7.16%	6.56%	5.47%	5.16%	4.32%

Supplemental data
Net assets, end of period (000’s)	$14,214	$13,643	$14,085	$17,462	$10,319
Portfolio turnover rate	15.23%	40.40%	43.49%	6.31%	8.80%

aFor the period September 1, 2016 to December 31, 2016.
bFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gBenefit of expense reduction rounds to less than 0.01%.

10 Annual Report | The accompanying notes are an integral part of these financial statements.

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			FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013 [b]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.73	$8.31	$9.77	$9.47	$10.00
Income from investment operations[c]:
Net investment income[d]	0.20	0.51	0.44	0.46	0.17
Net realized and unrealized gains (losses)	0.03	0.07	(1.34)	0.29	(0.70)
Total from investment operations	0.23	0.58	(0.90)	0.75	(0.53)
Less distributions from net investment income	(0.12)	(0.16)	(0.56)	(0.45)	—
Net asset value, end of period	$8.84	$8.73	$8.31	$9.77	$9.47

Total return[e]	2.67%	6.98%	(9.31)%	8.03%	(5.30)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	3.74%	2.94%	2.76%	3.64%	2.81%
Expenses net of waiver and payments by affiliates	1.63%	1.64%	1.65%	1.65%[g]	1.65%
Net investment income	6.64%	6.07%	4.98%	4.76%	3.88%

Supplemental data
Net assets, end of period (000’s)	$548	$464	$551	$817	$281
Portfolio turnover rate	15.23%	40.40%	43.49%	6.31%	8.80%

aFor the period September 1, 2016 to December 31, 2016.
bFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 11

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013 [b]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.71	$8.30	$9.76	$9.48	$10.00
Income from investment operations[c]:
Net investment income[d]	0.21	0.51	0.43	0.47	0.16
Net realized and unrealized gains (losses)	0.05	0.07	(1.31)	0.28	(0.68)
Total from investment operations	0.26	0.58	(0.88)	0.75	(0.52)
Less distributions from net investment income	(0.12)	(0.17)	(0.58)	(0.47)	—
Net asset value, end of period	$8.85	$8.71	$8.30	$9.76	$9.48

Total return[e]	2.96%	7.15%	(9.14)%	7.94%	(5.20)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	3.12%	2.77%	2.61%	3.49%	2.65%
Expenses net of waiver and payments by affiliates	1.01%	1.47%	1.50%	1.50%[g]	1.50%
Net investment income	7.26%	6.24%	5.13%	4.91%	4.04%

Supplemental data
Net assets, end of period (000’s)	$10	$9	$26	$10	$9
Portfolio turnover rate	15.23%	40.40%	43.49%	6.31%	8.80%

aFor the period September 1, 2016 to December 31, 2016.
bFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gBenefit of expense reduction rounds to less than 0.01%.

12 Annual Report | The accompanying notes are an integral part of these financial statements.

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			FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013 [b]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.77	$8.34	$9.79	$9.50	$10.15
Income from investment operations[c]:
Net investment income[d]	0.22	0.57	0.50	0.53	0.17
Net realized and unrealized gains (losses)	0.04	0.06	(1.33)	0.27	(0.82)
Total from investment operations	0.26	0.63	(0.83)	0.80	(0.65)
Less distributions from net investment income	(0.18)	(0.20)	(0.62)	(0.51)	—
Net asset value, end of period	$8.85	$8.77	$8.34	$9.79	$9.50

Total return[e]	2.90%	7.84%	(8.75)%	8.67%	(6.40)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	5.59%	6.58%	2.01%	3.44%	4.28%
Expenses net of waiver and payments by affiliates	0.91%	0.93%	0.95%	0.96%[g]	0.96%
Net investment income	7.36%	6.77%	5.68%	5.45%	2.41%

Supplemental data
Net assets, end of period (000’s)	$4	$4	$4	$5	$5
Portfolio turnover rate	15.23%	40.40%	43.49%	6.31%	8.80%

aFor the period September 1, 2016 to December 31, 2016.
bFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 13

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.78	$8.35	$9.80	$9.51	$10.00
Income from investment operations[c]:
Net investment income[d]	0.21	0.55	0.50	0.52	0.20
Net realized and unrealized gains (losses)	0.04	0.07	(1.33)	0.28	(0.69)
Total from investment operations	0.25	0.62	(0.83)	0.80	(0.49)
Less distributions from net investment income	(0.17)	(0.19)	(0.62)	(0.51)	—
Net asset value, end of period	$8.86	$8.78	$8.35	$9.80	$9.51

Total return[e]	2.90%	7.65%	(8.69)%	8.60%	4.90%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	3.09%	2.30%	2.11%	2.99%	2.16%
Expenses net of waiver and payments by affiliates	0.98%	1.00%	1.00%	1.00%[g]	1.04%
Net investment income	7.29%	6.71%	5.63%	5.41%	4.53%

Supplemental data
Net assets, end of period (000’s)	$312	$353	$774	$684	$116
Portfolio turnover rate	15.23%	40.40%	43.49%	6.31%	8.80%

aFor the period September 1, 2016 to December 31, 2016.
bFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gBenefit of expense reduction rounds to less than 0.01%.

14 Annual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON INCOME TRUST

Statement of Investments, December 31, 2016
Templeton Emerging Markets Bond Fund

	Warrants			Value

Warrants 0.0%
South Africa 0.0%
[a,b] Edcon Holdings Ltd., F wts., 2/20/49	84			$—
[a,b] Edcon Holdings Ltd., F1 wts., 2/20/49	1,503,436			—
[a,b] Edcon Holdings Ltd., F2 wts., 2/20/49	121,748			—
Total Warrants (Cost $17,220)				—

	Principal
	Amount*

Foreign Government and Agency Securities 77.0%
Argentina 7.9%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	5,499,000		ARS	352,436
16.00%, 10/17/23	2,300,000		ARS	139,152
senior note, 15.50%, 10/17/26	11,448,000		ARS	694,828
				1,186,416
Brazil 14.3%
Letra Tesouro Nacional, Strip, 7/01/20	2,975	[c]	BRL	629,698
Nota Do Tesouro Nacional,
10.00%, 1/01/21.	1,840	[c]	BRL	544,780
10.00%, 1/01/23.	895	[c]	BRL	259,262
10.00%, 1/01/25.	1,008	[c]	BRL	288,690
10.00%, 1/01/27.	464	[c]	BRL	131,644
[d] Index Linked, 6.00%, 5/15/19	22	[c]	BRL	20,009
[d] Index Linked, 6.00%, 8/15/22	58	[c]	BRL	52,536
[d] Index Linked, 6.00%, 5/15/23	247	[c]	BRL	225,305
[d] Index Linked, 6.00%, 8/15/24	10	[c]	BRL	9,099
				2,161,023
Colombia 7.1%
Government of Colombia,
senior bond, 7.75%, 4/14/21	58,000,000		COP	20,189
senior bond, 9.85%, 6/28/27	13,000,000		COP	5,115
Titulos de Tesoreria,
B, 7.75%, 9/18/30.	1,394,800,000		COP	482,686
senior bond, B, 11.25%, 10/24/18.	107,000,000		COP	38,523
senior bond, B, 11.00%, 7/24/20	59,000,000		COP	22,340
senior bond, B, 7.00%, 5/04/22	82,000,000		COP	27,710
senior bond, B, 10.00%, 7/24/24	337,000,000		COP	132,353
senior bond, B, 7.50%, 8/26/26	566,800,000		COP	194,047
senior bond, B, 6.00%, 4/28/28	428,400,000		COP	128,315
senior note, B, 7.00%, 9/11/19	65,000,000		COP	21,957
				1,073,235
Ethiopia 1.2%
[e] Ethiopia International Bond, 144A, 6.625%, 12/11/24.	200,000			185,182
Ghana 7.2%
Ghana Treasury Note, 23.95%, 11/06/17	120,000		GHS	28,304
Government of Ghana,
23.00%, 2/13/17.	30,000		GHS	6,969
25.48%, 4/24/17.	10,000		GHS	2,346
24.44%, 5/29/17.	90,000		GHS	21,104
26.00%, 6/05/17.	10,000		GHS	2,361

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Annual Report

15

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
25.40%, 7/31/17.	30,000		GHS	$7,097
23.00%, 8/21/17.	111,000		GHS	25,944
23.47%, 5/21/18.	90,000		GHS	21,304
24.50%, 10/22/18	885,000		GHS	219,136
24.50%, 4/22/19.	190,000		GHS	47,288
24.50%, 5/27/19.	170,000		GHS	42,171
24.50%, 6/21/21.	580,000		GHS	157,598
24.75%, 7/19/21.	100,000		GHS	27,183
senior note, 24.00%, 11/23/20	1,820,000		GHS	470,003
				1,078,808
Indonesia 7.9%
Government of Indonesia,
8.375%, 3/15/34.	1,720,000,000		IDR	128,625
FR34, 12.80%, 6/15/21	48,000,000		IDR	4,242
FR35, 12.90%, 6/15/22	8,000,000		IDR	729
FR43, 10.25%, 7/15/22	24,000,000		IDR	1,982
senior bond, FR31, 11.00%, 11/15/20	777,000,000		IDR	64,161
senior bond, FR53, 8.25%, 7/15/21	88,000,000		IDR	6,711
senior bond, FR56, 8.375%, 9/15/26.	955,000,000		IDR	72,835
senior bond, FR61, 7.00%, 5/15/22	48,000,000		IDR	3,483
senior bond, FR63, 5.625%, 5/15/23.	18,000,000		IDR	1,194
senior bond, FR70, 8.375%, 3/15/24.	11,874,000,000		IDR	903,385
senior note, FR69, 7.875%, 4/15/19	104,000,000		IDR	7,800
				1,195,147
Malaysia 3.0%
Government of Malaysia,
senior bond, 3.814%, 2/15/17	170,000		MYR	37,935
senior bond, 4.24%, 2/07/18	290,000		MYR	65,315
senior note, 3.394%, 3/15/17	30,000		MYR	6,693
senior note, 4.012%, 9/15/17	210,000		MYR	47,096
senior note, 3.314%, 10/31/17	1,260,000		MYR	281,197
senior note, 3.26%, 3/01/18	20,000		MYR	4,457
				442,693
Mexico 4.2%
Government of Mexico,
7.75%, 12/14/17.	89,450	[f]	MXN	437,087
senior note, 8.50%, 12/13/18	5,600	[f]	MXN	27,812
senior note, M, 5.00%, 6/15/17.	6,400	[f]	MXN	30,695
senior note, M, 5.00%, 12/11/19.	30,000	[f]	MXN	137,379
				632,973
Montenegro 0.8%
[e] Government of Montenegro, 144A, 5.375%, 5/20/19	110,000		EUR	120,219
Philippines 1.5%
Government of the Philippines,
senior note, 5.875%, 1/31/18	20,000		PHP	415
senior note, 3.375%, 8/20/20	20,000		PHP	398
senior note, 3-21, 2.875%, 5/22/17	210,000		PHP	4,238
senior note, 5-72, 2.125%, 5/23/18	1,117,000		PHP	22,233

16 Annual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Philippines (continued)
Government of the Philippines, (continued)
senior note, 7-51, 5.00%, 8/18/18	850,000	PHP	$17,381
senior note, 7-56, 3.875%, 11/22/19	9,170,000	PHP	186,335
			231,000
Senegal 1.3%
[e] Government of Senegal, 144A, 6.25%, 7/30/24.	200,000		200,386
Serbia 1.6%
Serbia Treasury Bond, 8.00%, 10/22/20	4,210,000	RSD	38,989
Serbia Treasury Note,
8.00%, 3/23/17	30,000	RSD	258
8.00%, 4/06/17	60,000	RSD	518
10.00%, 5/08/17.	350,000	RSD	3,050
10.00%, 4/27/18.	18,310,000	RSD	166,856
10.00%, 3/20/21.	830,000	RSD	8,221
10.00%, 9/11/21.	2,130,000	RSD	21,334
			239,226
South Africa 5.0%
Government of South Africa,
8.00%, 1/31/30	800,000	ZAR	52,425
7.00%, 2/28/31	120,000	ZAR	7,145
8.25%, 3/31/32	410,000	ZAR	26,909
8.875%, 2/28/35.	940,000	ZAR	64,281
9.00%, 1/31/40	500,000	ZAR	34,242
8.75%, 1/31/44	870,000	ZAR	57,906
8.75%, 2/28/48	480,000	ZAR	31,947
R186, 10.50%, 12/21/26	6,002,000	ZAR	482,083
			756,938
Sri Lanka 0.8%
Government of Sri Lanka,
10.60%, 7/01/19.	1,260,000	LKR	8,233
10.60%, 9/15/19.	290,000	LKR	1,892
A, 7.50%, 8/15/18.	190,000	LKR	1,202
C, 8.50%, 4/01/18	15,500,000	LKR	100,651
			111,978
Ukraine 4.9%
[e] Government of Ukraine,
144A, 7.75%, 9/01/21	120,000		117,600
144A, 7.75%, 9/01/22	220,000		213,400
144A, 7.75%, 9/01/23	220,000		211,200
144A, 7.75%, 9/01/24	114,000		108,300
[a,g] 144A, VRI, GDP Linked Securities, 5/31/40	300,000		91,500
			742,000
Uruguay 4.0%
[h] Government of Uruguay,
Index Linked, 4.25%, 4/05/27	320,807	UYU	10,084
senior bond, Index Linked, 5.00%, 9/14/18	377,005	UYU	12,705
senior bond, Index Linked, 4.375%, 12/15/28.	1,759,843	UYU	55,189
senior bond, Index Linked, 4.00%, 7/10/30	338,525	UYU	10,115

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Annual Report

17

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Uruguay (continued)
Uruguay Notas del Tesoro,
11.00%, 3/21/17.	120,000		UYU	$4,092
7, 13.25%, 4/08/18	750,000		UYU	25,363
[h] 10, Index Linked, 4.25%, 1/05/17	140,308		UYU	4,784
[h] 18, Index Linked, 2.25%, 8/23/17	12,768,028		UYU	424,513
Uruguay Treasury Bill,
Strip, 4/03/17	70,000		UYU	2,300
Strip, 5/19/17	1,510,000		UYU	48,747
				597,892
Zambia 4.3%
[e] Government of Zambia, senior bond, 144A, 8.97%, 7/30/27	460,000			455,729
[e] Government of Zambia International Bond, 144A, 8.50%, 4/14/24.	200,000			197,009
				652,738
Total Foreign Government and Agency Securities (Cost $11,875,631)				11,607,854

Quasi-Sovereign and Corporate Bonds 5.4%
Costa Rica 4.0%
[b] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	600,000			603,041
Poland 1.0%
[e,i] Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	140,000		EUR	150,545
South Africa 0.4%
[e] Edcon Ltd.,
[j] senior secured note, 144A, 9.50%, 3/01/18	230,000		EUR	37,511
[i] super senior secured note, 144A, PIK, 8.00%, 6/30/19	35,998		EUR	21,401
[i] senior secured note, 144A, PIK, 12.75%, 6/30/19.	38,525		EUR	6,283
				65,195
Total Quasi-Sovereign and Corporate Bonds (Cost $1,144,786)				818,781
Total Investments before Short Term Investments (Cost $13,037,637)				12,426,635

Short Term Investments 14.1%
Foreign Government and Agency Securities 1.3%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 3/14/17 - 9/12/17	59,000,000		COP	18,968
Malaysia 0.6%
[k] Bank of Negara Monetary Note, 4/20/17 - 9/19/17	370,000		MYR	81,095
[k] Malaysia Treasury Bill, 1/20/17	10,000		MYR	2,226
				83,321
Mexico 0.2%
[k] Mexico Treasury Bill, 2/16/17 - 11/09/17	75,790	[l]	MXN	35,182
Philippines 0.4%
[k] Philippine Treasury Bill, 1/18/17 - 9/27/17	2,930,000		PHP	58,715
Total Foreign Government and Agency Securities (Cost $210,580)				196,186
Total Investments before Money Market Funds (Cost $13,248,217)				12,622,821

18 Annual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)
	Shares	Value
Money Market Funds (Cost $1,937,695) 12.8%
United States 12.8%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 0.09%.	1,937,695	$1,937,695
Total Investments (Cost $15,185,912) 96.5%		14,560,516
Other Assets, less Liabilities 3.5%.		528,166
Net Assets 100.0%		$15,088,682

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 9 regarding restricted securities.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dRedemption price at maturity is adjusted for inflation. See Note 1(f).
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2016, the aggregate value of these securities was $2,116,265, representing 14.0% of net assets.
fPrincipal amount is stated in 100 Mexican Peso Units.
gThe principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
hPrincipal amount of security is adjusted for inflation. See Note 1(f).
iIncome may be received in additional securities and/or cash.
jSee Note 7 regarding defaulted securities.
kThe security was issued on a discount basis with no stated coupon rate.
lPrincipal amount is stated in 10 Mexican Peso Units.
mSee Note 3(f) regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day yield at period end.

At December 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Malaysian Ringgit	JPHQ	Buy	431,250	$104,634	1/05/17	$—	$(8,540)
Euro	CITI	Sell	281,000	316,599	1/09/17	20,768	—
Euro	DBAB	Sell	393,000	442,400	1/09/17	28,658	—
Japanese Yen	JPHQ	Sell	10,000,000	85,041	1/10/17	—	(563)
Japanese Yen	JPHQ	Sell	10,000,000	99,206	1/10/17	13,603	—
Euro	BZWS	Sell	100,000	108,051	1/17/17	2,727	—
Chilean Peso	DBAB	Buy	37,315,000	55,520	1/18/17	64	—
Indian Rupee	JPHQ	Buy	13,837,500	204,445	1/18/17	—	(1,187)
Euro	CITI	Sell	28,595	31,694	1/19/17	1,574	—
Euro	DBAB	Sell	128,180	141,479	1/23/17	6,429	—
Chilean Peso	MSCO	Buy	3,074,750	4,659	1/27/17	—	(84)
Euro	DBAB	Sell	275,220	301,914	1/30/17	11,836	—
Euro	BZWS	Sell	367,000	402,443	1/31/17	15,615	—
Philippine Peso	DBAB	Buy	2,407,100	48,645	1/31/17	—	(352)
Euro	DBAB	Sell	609,800	674,722	2/03/17	31,894	—
Chilean Peso	JPHQ	Buy	18,573,000	28,254	2/06/17	—	(639)
Chilean Peso	MSCO	Buy	27,649,000	42,033	2/06/17	—	(923)
Japanese Yen	JPHQ	Sell	20,400,000	176,270	2/08/17	1,376	—

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Annual Report

19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	SCNY	Sell	20,370,000	$176,391	2/08/17	$1,754	$—
Japanese Yen	BZWS	Sell	20,370,000	176,631	2/09/17	1,988	—
Japanese Yen	JPHQ	Sell	20,420,000	176,637	2/09/17	1,565	—
Euro	DBAB	Sell	292,450	320,825	2/14/17	12,394	—
Euro	JPHQ	Sell	109,400	116,555	2/22/17	1,138	—
Indian Rupee	DBAB	Buy	53,060,000	772,568	2/23/17	4,014	—
Chilean Peso	DBAB	Buy	36,852,500	54,203	2/27/17	514	—
Chilean Peso	MSCO	Buy	3,074,750	4,536	2/27/17	30	—
Euro	BZWS	Sell	105,000	112,023	2/27/17	1,225	—
Mexican Peso	CITI	Buy	11,210,000	595,244	2/27/17	—	(58,924)
Mexican Peso	HSBK	Buy	15,380,000	819,480	2/27/17	—	(83,655)
Chilean Peso	CITI	Buy	18,742,000	27,409	2/28/17	416	—
South African Rand	HSBK	Sell	2,100,572	147,545	3/01/17	—	(3,581)
Mexican Peso	CITI	Buy	8,767,374	469,974	3/02/17	—	(50,675)
Australian Dollar	CITI	Sell	138,000	105,455	3/13/17	6,052	—
Australian Dollar	JPHQ	Sell	207,000	154,569	3/13/17	5,464	—
Ghanaian Cedi	BZWS	Buy	41,344	9,012	3/13/17	146	—
Australian Dollar	CITI	Sell	139,000	103,850	3/14/17	3,728	—
Australian Dollar	JPHQ	Sell	210,000	155,547	3/14/17	4,284	—
Australian Dollar	BOFA	Sell	763,000	582,512	3/29/17	33,113	—
Malaysian Ringgit	JPHQ	Buy	291,780	70,666	3/31/17	—	(5,938)
Japanese Yen	BZWS	Sell	46,442,500	419,523	4/03/17	20,295	—
Malaysian Ringgit	DBAB	Buy	389,000	97,304	4/03/17	—	(11,023)
Malaysian Ringgit	JPHQ	Buy	827,050	207,084	4/03/17	—	(23,643)
Malaysian Ringgit	JPHQ	Buy	16,110	4,102	4/05/17	—	(529)
Japanese Yen	JPHQ	Sell	10,000,000	97,889	4/07/17	11,910	—
Malaysian Ringgit	DBAB	Buy	151,500	38,369	4/07/17	—	(4,774)
Japanese Yen	HSBK	Sell	19,800,000	192,556	4/11/17	22,281	—
Malaysian Ringgit	JPHQ	Buy	239,000	61,046	4/11/17	—	(8,060)
Japanese Yen	BZWS	Sell	10,100,000	98,219	4/13/17	11,353	—
Japanese Yen	DBAB	Sell	9,900,000	96,333	4/13/17	11,187	—
Mexican Peso	JPHQ	Buy	6,083,000	319,477	5/30/17	—	(32,396)
Mexican Peso	CITI	Buy	2,021,700	94,966	6/30/17	—	(14)
Philippine Peso	DBAB	Buy	816,880	17,161	6/30/17	—	(1,038)
Philippine Peso	JPHQ	Buy	823,000	17,319	7/03/17	—	(1,079)
Malaysian Ringgit	HSBK	Buy	356,895	88,542	7/21/17	—	(9,859)
Malaysian Ringgit	DBAB	Buy	2,630,000	579,934	8/11/17	—	(679)
Japanese Yen	JPHQ	Sell	10,000,000	98,790	10/10/17	11,940	—
Total Forward Exchange Contracts						$301,335	$(308,155)
Net unrealized appreciation (depreciation)							$(6,820)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)

At December 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$960,000	10/17/17	$1,528	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.018%	CME	520,000	8/22/23	—	(34,157)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	440,000	1/22/25	7,378	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	550,000	1/23/25	6,900	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	320,000	1/27/25	3,967	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	80,000	1/29/25	1,224	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	70,000	1/30/25	1,056	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	110,000	2/03/25	2,764	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.848%	CME	300,000	8/22/43	—	(80,318)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.849%	CME	300,000	12/23/43	—	(77,423)
Total Interest Rate Swap Contracts				$24,817	$(191,898)
Net unrealized appreciation (depreciation)					$(167,081)

See Abbreviations on page 39.

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The accompanying notes are an integral part of these financial statements. | Annual Report 21

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
December 31, 2016

Templeton Emerging Markets Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$13,248,217
Cost - Non-controlled affiliates (Note 3f)	1,937,695
Total cost of investments	$15,185,912
Value - Unaffiliated issuers	$12,622,821
Value - Non-controlled affiliates (Note 3f)	1,937,695
Total value of investments	14,560,516
Restricted Cash (Note 1d)	110,000
Foreign currency, at value (cost $77,388)	77,388
Receivables:
Investment securities sold	38,272
Capital shares sold	5,298
Interest	287,824
Affiliates	113,942
Due from brokers	154,489
Unrealized appreciation on OTC forward exchange contracts	301,335
Total assets	15,649,064
Liabilities:
Payables:
Capital shares redeemed	34,429
Distribution fees	3,419
Transfer agent fees	1,998
Professional fees.	44,036
Variation margin	12,813
Due to brokers	110,000
Unrealized depreciation on OTC forward exchange contracts	308,155
Deferred tax	10,296
Accrued expenses and other liabilities	35,236
Total liabilities	560,382
Net assets, at value.	$15,088,682
Net assets consist of:
Paid-in capital.	$16,062,731
Undistributed net investment income	115,572
Net unrealized appreciation (depreciation)	(811,642)
Accumulated net realized gain (loss)	(277,979)
Net assets, at value.	$15,088,682

22 Annual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
December 31, 2016

Templeton Emerging Markets Bond Fund

Class A:
Net assets, at value.	$14,214,024
Shares outstanding	1,607,289
Net asset value per share[a]	$8.84
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.23
Class C:
Net assets, at value.	$547,750
Shares outstanding	61,949
Net asset value and maximum offering price per share[a]	$8.84
Class R:
Net assets, at value.	$10,427
Shares outstanding	1,178
Net asset value and maximum offering price per share	$8.85
Class R6:
Net assets, at value.	$4,361
Shares outstanding	493
Net asset value and maximum offering price per share	$8.85
Advisor Class:
Net assets, at value.	$312,120
Shares outstanding	35,222
Net asset value and maximum offering price per share	$8.86

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Operations

Templeton Emerging Markets Bond Fund

	Period Ended	Year Ended
	December 31, 2016[a]	August 31, 2016
Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$72	$—
Interest (net of foreign taxes of $5,472 and $9,077, respectively)	401,676	1,048,921
Inflation principal adjustments	9,822	91,012
Total investment income	411,570	1,139,933
Expenses:
Management fees (Note 3a)	52,204	155,381
Distribution fees: (Note 3c)
Class A	5,874	20,310
Class C	1,126	2,984
Class R	1	87
Transfer agent fees: (Note 3e)
Class A	3,671	16,361
Class C	135	558
Class R	3	22
Class R6	37	181
Advisor Class	92	784
Custodian fees (Note 4)	3,531	8,402
Reports to shareholders	4,929	7,791
Registration and filing fees	40,130	64,090
Professional fees	42,994	64,010
Other	5,883	23,305
Total expenses	160,610	364,266
Expenses waived/paid by affiliates (Note 3f and 3g)	(104,923)	(193,001)
Net expenses	55,687	171,265
Net investment income	355,883	968,668
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(58,968)	(1,099,173)
Foreign currency transactions	(73,236)	161,273
Swap contracts	(2,790)	(60,589)
Net realized gain (loss)	(134,994)	(998,489)
Net change in unrealized appreciation (depreciation) on:
Investments	(306,127)	1,727,066
Translation of other assets and liabilities
denominated in foreign currencies	228,920	(402,924)
Swap contracts	268,761	(292,417)
Change in deferred taxes on unrealized appreciation	4,126	(14,095)
Net change in unrealized appreciation (depreciation)	195,680	1,017,630
Net realized and unrealized gain (loss)	60,686	19,141
Net increase (decrease) in net assets resulting from operations	$416,569	$987,809

aFor the period September 1, 2016 to December 31, 2016.

24 Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Emerging Markets Bond Fund

	Period Ended
	December 31,	Year Ended August 31,
	2016 [a]	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income	$355,883	$968,668	$962,810
Net realized gain (loss)	(134,994)	(998,489)	(946,156)
Net change in unrealized appreciation (depreciation)	195,680	1,017,630	(1,718,477)
Net increase (decrease) in net assets resulting from operations	416,569	987,809	(1,701,823)
Distributions to shareholders from:
Net investment income:
Class A	(253,796)	(316,703)	(1,118,408)
Class C	(7,076)	(9,340)	(51,623)
Class R	(133)	(536)	(700)
Class R6	(90)	(97)	(307)
Advisor Class	(6,479)	(16,873)	(46,238)
Total distributions to shareholders	(267,574)	(343,549)	(1,217,276)
Capital share transactions: (Note 2)
Class A	431,020	(1,040,305)	(699,336)
Class C	77,294	(106,446)	(136,822)
Class R	1,021	(17,054)	18,233
Advisor Class	(43,956)	(446,556)	200,368
Total capital share transactions	465,379	(1,610,361)	(617,557)
Net increase (decrease) in net assets	614,374	(966,101)	(3,536,656)
Net assets:
Beginning of period	14,474,308	15,440,409	18,977,065
End of period	$15,088,682	$14,474,308	$15,440,409
Undistributed net investment income included in net assets:
End of period	$115,572	$174,472	$—
Distributions in excess of net investment income included in net assets:
End of period	$—	$—	$(1,050,851)

aFor the period September 1, 2016 to December 31, 2016.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report 25

TEMPLETON INCOME TRUST

Notes to Financial Statements

Templeton Emerging Markets Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Emerging Markets Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The Fund’s fiscal year was changed to December 31. As a result, the Fund had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end August 31, 2016 and December 31, 2016.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable

26 Annual Report

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period.

Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to

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27

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains in the Statements of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 10 regarding other derivative information.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

d. Restricted Cash

At December 31, 2016, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/ counterparty broker and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statements of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

2. Shares of Beneficial Interest

At December 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Period Ended
	December 31,
		2016 [a]
	Shares	Amount
Class A Shares:
Shares sold	132,834	$1,169,018
Shares issued in reinvestment of distributions	10,673	93,252
Shares redeemed	(95,376)	(831,250)
Net increase (decrease)	48,131	$431,020
Class C Shares:
Shares sold	9,587	$84,368
Shares issued in reinvestment of distributions	750	6,562
Shares redeemed	(1,560)	(13,636)
Net increase (decrease)	8,777	$77,294
Class R Shares:
Shares sold	118	$1,039
Shares issued in reinvestment of distributions	2	17
Shares redeemed	(4)	(35)
Net increase (decrease)	116	$1,021
Advisor Class Shares:
Shares sold	3,446	$30,538
Shares issued in reinvestment of distributions	714	6,246
Shares redeemed	(9,213)	(80,740)
Net increase (decrease)	(5,053)	$(43,956)

[a]For the period September 1, 2016 to December 31, 2016.

		Year Ended
	August 31, 2016		August 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	276,298	$2,325,938	364,685	$3,296,033
Shares issued in reinvestment of distributions	15,512	126,917	57,195	503,830
Shares redeemed	(424,076)	(3,493,160)	(516,102)	(4,499,199)
Net increase (decrease)	(132,266)	$(1,040,305)	(94,222)	$(699,336)
Class C Shares:
Shares sold	22,499	$187,848	41,112	$377,111
Shares issued in reinvestment of distributions	1,057	8,635	5,068	44,773
Shares redeemed	(36,622)	(302,929)	(63,558)	(558,706)
Net increase (decrease)	(13,066)	$(106,446)	(17,378)	$(136,822)
Class R Shares:
Shares sold	62	$532	2,117	$18,114
Shares issued in reinvestment of distributions	45	366	14	119
Shares redeemed	(2,176)	(17,952)	—	—
Net increase (decrease)	(2,069)	$(17,054)	2,131	$18,233

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

		Year Ended
	August 31, 2016		August 31, 2015
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Shares sold	5,209	$44,271	27,494	$240,000
Shares issued in reinvestment of distributions	2,032	16,654	5,161	45,540
Shares redeemed	(59,732)	(507,481)	(9,656)	(85,172)
Net increase (decrease)	(52,491)	$(446,556)	22,999	$200,368

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
1.050%	Up to and including $1 billion
1.030%	Over $1 billion, up to and including $5 billion
1.010%	Over $5 billion, up to and including $10 billion
0.990%	Over $10 billion, up to and including $15 billion
0.970%	Over $15 billion, up to and including $20 billion
0.950%	In excess of $20 billion

For the period ended December 31, 2016, the annualized effective investment management fee rate was 1.050% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

3.	Transactions with Affiliates (continued)
c.	Distribution Fees (continued)

subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
brokers/dealers	$1,814
CDSC retained	$—

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended December 31, 2016, the Fund paid transfer agent fees of $3,938, of which $2,745 was retained by Investor Services.

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NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended December 31, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.09%	2,598,047	1,984,090	(2,644,442)	1,937,695	$1,937,695	$72	$–	0.0%[a]

[a]Rounds to less than 0.1%.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses, for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 1.00%, and Class R6 does not exceed 0.95% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2017.

h. Other Affiliated Transactions

At December 31, 2016, Advisers owned 58.5% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended December 31, 2016, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2016, the Fund had long-term capital loss carryforwards of $172,538.

During the period ended December 31, 2016, the Fund utilized $12,554 of capital loss carryforwards.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

5. Income Taxes (continued)

The tax character of distributions paid during the period ended December 31, 2016 and years ended August 31, 2016 and 2015, was as follows:

		August 31,
	December 31,
	2016	2016	2015

Distributions paid from ordinary income	$267,574	$343,549	$1,217,276

At December 31, 2016, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$15,344,865

Unrealized appreciation	$468,723
Unrealized depreciation	(1,253,072)
Net unrealized appreciation (depreciation)	$(784,349)
Distributable earnings - undistributed ordinary income	$252,798

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and corporate actions.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2016, aggregated $3,021,123 and $1,860,416, respectively.

7. Credit Risk and Defaulted Securities

At December 31, 2016, the Fund had 51.5% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At December 31, 2016, the aggregate value of this security was $37,511, representing 0.3% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

34 Annual Report franklintempleton.com

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At December 31, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal
Amount/		Acquisition
Warrants	Issuer	Date	Cost	Value
84	[a] Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$—
1,503,436	[a] Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,929	—
121,748	[a] Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
600,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.0%, 11/15/33	12/18/13	600,000	603,041
	Total Restricted Securities (Value is 4.0% of Net Assets)		$617,220	$603,041

[a]The Fund also invests in unrestricted securities of the issuer, valued at $65,195 as of December 31, 2016.

10. Other Derivative Information

At December 31, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and			Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$24,817	[a]	Variation margin	$191,898	[a]
Foreign exchange contracts	Unrealized appreciation on	301,335		Unrealized depreciation on	308,155
	OTC forward exchange			OTC forward exchange
	contracts			contracts
Value recovery instruments	Investments in securities, at value	91,500		Investments in securities, at value	—
Totals		$417,652			$500,053

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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Annual Report

35

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

10. Other Derivative Information (continued)

For the period ended December 31, 2016, the effect of derivative contracts in the Fund’s Statements of Operations was as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statements of	Gain (Loss) for	Statements of	(Depreciation)
Hedging Instruments	Operations Locations	the Period	Operations Locations	for the Period

	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Interest rate contracts	Swap contracts	$(2,790)	Swap contracts	$268,761
Foreign exchange contracts.	Foreign currency transactions	(65,066)[a]	Translation of other assets	229,914	[a]
			and liabilities denominated
			in foreign currencies
Value recovery instruments	Investments	—	Investments	(5,431)
Totals		$(67,856)		$493,244

[a]Forward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statements of Operations.

For the period ended December 31, 2016, the average month end fair value of derivatives represented 5.9% of average month end net assets. The average month end number of open derivatives contracts for the period was 75.

At December 31, 2016, the Fund’s OTC derivative assets and liabilities are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$301,335	$308,155
[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At December 31, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received	Received[b]	than zero)
Counterparty
BOFA.	$33,113	$—	$—	$—	$33,113
BZWS	53,349	—	—	—	53,349
CITI	32,538	(32,538)	—	—	—
DBAB	106,990	(17,866)	—	(89,124)	—
HSBK	22,281	(22,281)	—	—	—
JPHQ.	51,280	(51,280)	—	—	—
MSCO	30	(30)	—	—	—
SCNY	1,754	—	—	—	1,754
Total	$301,335	$(123,995)	$—	$(89,124)	$88,216

[b]In some instances, the collateral amount disclosed in the table above was adjusted due to the requirement to limit collateral amount to avoid the effect of overcollateral-ization. Actual collateral received and/or pledged may be more than the amount disclosed herein.

36 Annual Report franklintempleton.com

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

At December 31, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS.	—	—	—	—	—
CITI	109,613	(32,538)	—	—	77,075
DBAB	17,866	(17,866)	—	—	—
HSBK	97,095	(22,281)	—	—	74,814
JPHQ	82,574	(51,280)	—	—	31,294
MSCO	1,007	(30)	—	—	977
SCNY	—	—	—	—	—
Total.	$308,155	$(123,995)	$—	$—	$184,160

See Abbreviations on page 39.

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended December 31, 2016, the Fund did not use the Global Credit Facility.

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

franklintempleton.com Annual Report 37

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

12. Fair Value Measurements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:
Equity Investments:
South Africa	$—	$—	$	—[a]	$—
Foreign Government and Agency Securities[b]	—	11,607,854		—	11,607,854
Quasi-Sovereign and Corporate Bonds[b]	—	215,740		603,041	818,781
Short Term Investments	1,937,695	196,186		—	2,133,881
Total Investments in Securities	$1,937,695	$12,019,780		$603,041	$14,560,516

Other Financial Instruments:
Forward Exchange Contracts	$—	$301,335		$—	$301,335
Swap Contracts.	—	24,817		—	24,817
Total Other Financial Instruments	$—	$326,152		$—	$326,152

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$308,155		$—	$308,155
Swap Contracts.	—	191,898		—	191,898
Total Other Financial Instruments	$—	$500,053		$—	$500,053

aIncludes securities determined to have no value at December 31, 2016.

bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

At December 31, 2016, the reconciliation of assets is as follows:

Net Change in
Unrealized
					Net			Appreciation
	Balance at				Realized	Net Unrealized	Balance	(Depreciation)
	Beginning of	Purchases	Transfers Into	Cost Basis	Gain	Appreciation	at End	on Assets Held
	Period	(Sales)	(Out of) Level 3	Adjustments	(Loss)	(Depreciation)	of Period	at Period
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$637,031	$–	$–	$–	$–	$(33,990)	$603,041	$(33,990)

38 Annual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2016, are as follows:

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Input	Amount	Increases[a]

Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$603,041	Discounted cash flow	Discount rate[b]	8.0%	Decrease[c]
model

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
cRepresents a significant impact to fair value and net assets.

13. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

14. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statemenets.

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	BBA	British Bankers Association
BZWS	Barclays Bank PLC	BRL	Brazilian Real	GDP	Gross Domestic Product
CITI	Citigroup, Inc.	COP	Colombian Peso	LIBOR	London InterBank Offered Rate
CME	Chicago Mercantile Exchange	EUR	Euro	PIK	Payment-In-Kind
DBAB	Deutsche Bank AG	GHS	Ghanaian Cedi	VRI	Value Recovery Instruments
HSBK	HSBC Bank PLC	IDR	Indonesian Rupiah
JPHQ	JPMorgan Chase & Co.	LKR	Sri Lankan Rupee
LCH	LCH Clearnet LLC	MXN	Mexican Peso
MSCO	Morgan Stanley & Co.	MYR	Malaysian Ringgit
SCNY	Standard Chartered Bank	PHP	Philippine Peso
		RSD	Serbian Dinar
		USD	United States Dollar
		UYU	Uruguayan Peso
		ZAR	South African Rand

franklintempleton.com Annual Report 39

TEMPLETON INCOME TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Emerging Markets Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Emerging Markets Bond Fund (the "Fund") as of December 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, transfer agent and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2017

40 Annual Report

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TEMPLETON INCOME TRUST

Tax Information (unaudited)

Templeton Emerging Markets Bond Fund

At August 31, 2016, more than 50% of Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code (Code). This written statement will allow shareholders of record on September 14, 2016, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to Class A, Class C, Class R, Class R6 and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Class A	$0.0048	$0.6321	$—
Class C	$0.0048	$0.5884	$—
Class R	$0.0048	$0.5559	$—
Class R6	$0.0048	$0.6532	$—
Advisor Class	$0.0048	$0.6393	$—

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2017, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2016. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2016 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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TEMPLETON INCOME TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton
Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1992	142	Bar-S Foods (meat packing company)
300 S.E. 2nd Street				(1981-2010).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958)	Trustee	Since 2008	42	Ares Capital Corporation (specialty
300 S.E. 2nd Street				finance company) (2010-present),
Fort Lauderdale, FL 33301-1923				United Natural Foods, Inc. (distributor
				of natural, organic and specialty foods)
				(2013-present), Allied Capital
				Corporation (financial services)
				(2003-2010), SLM Corporation (Sallie
				Mae) (1997-2014) and Navient
				Corporation (loan management,
				servicing and asset recovery)
				(2014-2016).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Mary C. Choksi (1950)	Trustee	Since October	136	Avis Budget Group Inc. (car rental)
300 S.E. 2nd Street		2016		(2007-present), Omnicom Group Inc.
Fort Lauderdale, FL 33301-1923				(advertising and marketing
				communications services)
				(2011-present) and H.J. Heinz
				Company (processed foods and allied
				products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging
Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment
Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Lead	Trustee since	142	Hess Corporation (exploration and
300 S.E. 2nd Street	Independent	2001 and Lead		refining of oil and gas) (1993-present),
Fort Lauderdale, FL 33301-1923	Trustee	Independent		Canadian National Railway (railroad)
		Trustee since 2007		(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), Santander
				Consumer USA Holdings, Inc.
				(consumer finance) (November 2016),
				RTI International Metals, Inc.
				(manufacture and distribution of
				titanium) (1999-2015) and H.J. Heinz
				Company (processed foods and allied
				products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).

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TEMPLETON INCOME TRUST

Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	142	Boeing Capital Corporation (aircraft
300 S.E. 2nd Street				financing) (2006-2013).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);
and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949)	Trustee	Since 2005	42	Emeritus Corporation (assisted living)
300 S.E. 2nd Street				(1999-2010) and OSI Pharmaceuticals,
Fort Lauderdale, FL 33301-1923				Inc. (pharmaceutical products)
				(2006-2010).
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer,
Dillon, Read & Co. Inc. (1982-1997).

Larry D. Thompson (1945)	Trustee	Since 2005	142	The Southern Company (energy
300 S.E. 2nd Street				company) (2014-present; previously
Fort Lauderdale, FL 33301-1923				2010-2012), Graham Holdings
				Company (education and media
				organization) (2011-present) and
				Cbeyond, Inc. (business
				communications provider)
				(2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present;
previously 2011-2012); and formerly, Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc.
(consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011);
Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003)

Constantine D. Tseretopoulos	Trustee	Since 2003	26	None
(1954)
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).

Robert E. Wade (1946)	Trustee	Since 2006	42	El Oro Ltd (investments)
300 S.E. 2nd Street				(2003-present).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

franklintempleton.com Annual Report 43

TEMPLETON INCOME TRUST

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	158	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	142	None
One Franklin Parkway	the Board,	Board and Trustee
San Mateo, CA 94403-1906	Trustee and	since 2013 and
	Vice President	Vice President
since 1996
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and
officer of 45 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948)	Vice President	Since May 2016	Not Applicable	Not Applicable
One Franklin Parkway	– AML
San Mateo, CA 94403-1906	Compliance
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Christopher J. Molumphy	President and	Since 2002	Not Applicable	Not Applicable
(1962)	Chief Executive
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Investment
Management
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the
South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Mark H. Otani (1968)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin
Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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TEMPLETON INCOME TRUST

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Lori A. Weber (1964)	Secretary and	Secretary since	Not Applicable	Not Applicable
300 S.E. 2nd Street	Vice President	2013 and Vice
Fort Lauderdale, FL 33301-1923		President since
2011
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director ofFranklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective May 13, 2016, Frank J. Crothers ceased to be a trustee of the Trust.
Note 4: Effective November 1, 2016, Frank A. Olson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014-2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001. Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceu-
ticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial
Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and
Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

46 Annual Report franklintempleton.com

TEMPLETON INCOME TRUST
TEMPLETON EMERGING MARKETS BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Fund uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Fund’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by
visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding the
operations of the Public Reference Room may be obtained by
calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus
available upon request). To reduce Fund expenses, we try to
identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This
process, called “householding,” will continue indefinitely
unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At
any time you may view current prospectuses/summary
prospectuses and financial reports on our website. If you
choose, you may receive these documents through electronic
delivery.

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47

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Annual Report and Shareholder Letter
Templeton Emerging Markets Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	072 A 02/17

Annual Report
and Shareholder Letter

December 31, 2016

Templeton Global Bond Fund

A SERIES OF TEMPLETON INCOME TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Annual Report

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Annual Report

Templeton Global Bond Fund

As approved by the board of trustees at a meeting held on July 13, 2016, Templeton Global Bond Fund’s fiscal year-end was changed to December 31. We are pleased to bring you Templeton Global Bond Fund’s annual report covering the shortened fiscal year for the transitional four-month period between the Fund’s prior fiscal year-end, August 31, 2016, and December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, predominantly those issued by governments, government-related entities and government agencies located around the world. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the four months under review, the Fund’s Class A shares delivered a +6.75% cumulative total return. In comparison, global government bonds, as measured by the Fund’s benchmark, the Citigroup World Government Bond Index (WGBI), had cumulative total returns of -3.18% in local currency terms and -7.93% in U.S. dollar terms for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

At the beginning of the reporting period, developed markets remained in a state of low rates, with the yield on the 10-year U.S. Treasury note at 1.58% and short-term yields in Japan and the eurozone in negative territory. Declining oil prices earlier in the year appeared to raise fears of a global recession but we believed the fears were largely unwarranted. In our opinion, markets appeared to overestimate the extent to which lower headline inflation reflected structurally weaker global demand; however, we believed that supply factors were the main driver behind falling energy and commodity prices, not a collapse in demand. We expected the effects of lower oil prices to be short term and the disinflationary impact to wane as commodity prices stabilized. However, the belief that inflation had become structurally lower appeared to lead some investors to take complacent views on interest rates, keeping yields unnaturally low, which persisted through September 2016. Underlying inflation in the U.S. was not adequately priced into bond yields during the first month of the period, in our view, and we were wary of the lack of inflation being priced into bond yields across the globe. We believed there were more risks of inflation moving up than down, yet markets appeared to price in deflation and downside risks. Concurrently, the U.S. Federal Reserve (Fed) passed on raising rates at its September meeting, while a number of currencies strengthened against the U.S. dollar.

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 16.

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TEMPLETON GLOBAL BOND FUND

In October, U.S. Treasury yields began to rise sharply due to growing expectations for a December rate hike and a recognition that inflation pressures had been rising. The U.S. dollar broadly strengthened against a vast set of currencies during the month, notably against the Japanese yen and the euro. By November, a sharp correction in U.S. Treasury valuations was fully underway, manifesting quickly after the results of the U.S. election as markets appeared to rapidly move toward our long-held view that inflation pressures were rising. Once those corrections to yields began, they were quite severe in a short period of time, demonstrating just how extreme those valuations had become. Growing rate differentials between the rising yields in the U.S. and the low to negative yields in the eurozone and Japan drove significant depreciations of the euro and the yen against the U.S. dollar. The Fed ultimately hiked the federal funds target rate by 0.25% at its mid-December meeting and indicated that it expected three rate hikes in 2017. The yield on the 10-year U.S. Treasury note finished the period nearly 0.90% higher at 2.45%, while the euro and the yen notably depreciated against the U.S. dollar over the full period.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and regularly use currency and cross currency forward contracts and may also use other derivative instruments.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Manager’s Discussion

On the whole, we continued to position the Fund for rising rates by maintaining low portfolio duration and aiming for a negative correlation with U.S. Treasury returns. We also continued to actively seek select duration exposures that we believe can offer positive real yields without taking undue interest-rate risk, favoring countries that we feel have solid underlying fundamentals and prudent fiscal, monetary and financial policies. During the period, we added to some of our strongest investment convictions as prices became cheaper during periods of heightened volatility. We also maintained exposures to a number of emerging market currencies that we believe remained fundamentally undervalued. Overall, we were positioned for depreciation of the euro and the Japanese yen, rising U.S. Treasury yields, and currency appreciation in select emerging markets. During the period, we used currency forward contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.

What is duration?
Duration is a measure of a bond’s price sensitivity to
interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to
interest-rate changes than a portfolio with a higher duration.

What is an interest-rate swap?
An interest-rate swap is an agreement between two parties to exchange interest rate payment obligations, generally one
based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime,
commercial paper or other benchmarks).

During the period, the Fund’s positive absolute performance benefited from currency positions and interest-rate strategies. Sovereign credit exposures had a largely neutral effect. Net-negative positions in the Japanese yen and the euro, achieved through currency forward contracts, contributed to absolute return. However, currency positions in Latin America

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TEMPLETON GLOBAL BOND FUND

Currency Composition*
12/31/16
% of Total
Net Assets
Americas	148.8%
U.S. Dollar	100.1%
Mexican Peso	22.6%
Brazilian Real	14.9%
Chilean Peso	3.7%
Colombian Peso	3.7%
Argentinian Peso	3.6%
Peruvian Neuvo Sol	0.2%
Middle East & Africa	0.4%
South African Rand	0.4%
Asia Pacific	-9.6%
Malaysian Ringgit	14.2%
Indonesian Rupiah	10.7%
Indian Rupee	8.4%
Philippine Peso	2.8%
Sri Lankan Rupee	0.3%
South Korean Won	-0.4%
Australian Dollar	-8.1%
Japanese Yen	-37.5%
Europe	-39.6%
Euro	-39.6%
*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

(Mexican peso) and Asia ex-Japan (Malaysian ringgit) detracted from absolute performance. The Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Negative duration exposure to U.S. Treasuries contributed to absolute return.

On a relative basis, the Fund’s outperformance benefited from currency positions and interest-rate strategies. Sovereign credit exposures had a largely neutral effect. Underweighted positions in the Japanese yen and the euro contributed to relative return. However, overweighted currency positions in Latin America (Mexican peso) and Asia ex-Japan (Malaysian ringgit) detracted from relative performance. The Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Select underweighted duration exposures in

Europe contributed to relative return, as did underweighted duration exposure in the U.S.

Thank you for your continued participation in Templeton Global Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period.
The way we implement our main investment strategies and the
resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON GLOBAL BOND FUND

Performance Summary as of December 31, 2016

The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
4-Month	+6.75%	+2.23%
1-Year	+6.22%	+1.74%
5-Year	+22.29%	+3.21%
10-Year	+88.40%	+6.08%
Advisor
4-Month	+6.86%	+6.86%
1-Year	+6.61%	+6.61%
5-Year	+23.92%	+4.38%
10-Year	+93.37%	+6.82%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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TEMPLETON GLOBAL BOND FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 9 for Performance Summary footnotes.

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7

TEMPLETON GLOBAL BOND FUND
PERFORMANCE SUMMARY

Net Asset Value
Share Class (Symbol)	12/31/16	8/31/16	Change
A (TPINX)	$12.00	$11.32	+$0.68
C (TEGBX)	$12.03	$11.35	+$0.68
R (FGBRX)	$12.00	$11.32	+$0.68
R6 (FBNRX)	$11.96	$11.28	+$0.68
Advisor (TGBAX)	$11.96	$11.28	+$0.68

Distributions[6] (9/1/16–12/31/16)
	Tax return
Share Class	Of Capital
A	$0.0800
C	$0.0648
R	$0.0706
R6	$0.0960
Advisor	$0.0897

Total Annual Operating Expenses[7]
Share Class	With Waiver	Without Waiver
A	0.93%	0.96%
Advisor	0.68%	0.71%

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TEMPLETON GLOBAL BOND FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Source: Morningstar. The Citigroup WGBI is a market capitalization-weighted index consisting of investment-grade world government bond markets.
5. Source: Bureau of Labor Statistics, bls.gov/cpi. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.
6. The distribution amount is the sum of all distributions to shareholders for the period shown. Distributions may include dividends, short- and long-term capital gains and tax return of capital.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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TEMPLETON GLOBAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value[1]	Value 12/31/16	9/1/16–12/31/16[2,3]	Value 12/31/16	7/1/16–12/31/16[2,3]	Ratio[3]
A	$1,000	$1,067.50	$3.11	$1,020.67	$4.58	0.90%
C	$1,000	$1,065.90	$4.45	$1,018.70	$6.56	1.29%
R	$1,000	$1,066.60	$3.97	$1,019.41	$5.85	1.15%
R6	$1,000	$1,069.20	$1.69	$1,022.74	$2.50	0.49%
Advisor	$1,000	$1,068.60	$2.25	$1,021.93	$3.31	0.65%

1. 9/1/16 for Actual; 7/1/16 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplieer is 122/365 to reflect the number of days during the period
3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

10 Annual Report

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TEMPLETON INCOME TRUST

Financial Highlights
Templeton Global Bond Fund
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$11.32	$11.66	$13.41	$12.68	$13.12	$13.81
Income from investment operations[b]:
Net investment income[c]	0.16	0.42	0.34	0.37	0.38	0.43
Net realized and unrealized gains (losses)	0.60	(0.44)	(1.24)	0.84	0.04	(0.24)
Total from investment operations	0.76	(0.02)	(0.90)	1.21	0.42	0.19
Less distributions from:
Net investment income and net foreign currency
gains	—	(0.12)	(0.82)	(0.48)	(0.69)	(0.80)
Net realized gains	—	—	(0.03)	(—)[d]	(0.17)	(0.08)
Tax return of capital	(0.08)	(0.20)	—	—	—	—
Total distributions.	(0.08)	(0.32)	(0.85)	(0.48)	(0.86)	(0.88)
Net asset value, end of period	$12.00	$11.32	$11.66	$13.41	$12.68	$13.12

Total return[e]	6.75%	(0.15)%	(6.96)%	9.71%	3.09%	1.75%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates
and expense reduction	0.96%	0.93%	0.90%	0.90%	0.86%	0.89%
Expenses net of waiver and payments by affiliates
and expense reduction	0.90%	0.90%[g]	0.88%	0.89%[g]	0.86%[g]	0.89%
Net investment income	4.22%	3.66%	2.68%	2.83%	2.84%	3.30%

Supplemental data
Net assets, end of period (000’s)	$12,703,966	$13,759,572	$19,063,126	$23,897,947	$25,959,296	$24,338,274
Portfolio turnover rate	22.63%	49.70%	43.19%	35.18%	42.39%	41.70%

aFor the period September 1, 2016 to December 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 11

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$11.35	$11.69	$13.44	$12.70	$13.14	$13.84
Income from investment operations[b]:
Net investment income[c]	0.15	0.37	0.29	0.32	0.33	0.38
Net realized and unrealized gains (losses)	0.59	(0.44)	(1.24)	0.84	0.04	(0.25)
Total from investment operations	0.74	(0.07)	(0.95)	1.16	0.37	0.13
Less distributions from:
Net investment income and net foreign currency
gains	—	(0.10)	(0.77)	(0.42)	(0.64)	(0.75)
Net realized gains	—	—	(0.03)	(—)[d]	(0.17)	(0.08)
Tax return of capital	(0.06)	(0.17)	—	—	—	—
Total distributions.	(0.06)	(0.27)	(0.80)	(0.42)	(0.81)	(0.83)
Net asset value, end of period	$12.03	$11.35	$11.69	$13.44	$12.70	$13.14

Total return[e]	6.59%	(0.55)%	(7.32)%	9.33%	2.67%	1.26%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates
and expense reduction	1.35%	1.33%	1.30%	1.30%	1.26%	1.29%
Expenses net of waiver and payments by affiliates
and expense reduction	1.29%	1.30%[g]	1.28%	1.29%[g]	1.26%[g]	1.29%
Net investment income	3.83%	3.26%	2.28%	2.43%	2.44%	2.90%

Supplemental data
Net assets, end of period (000’s)	$4,072,562	$4,430,727	$6,171,509	$8,216,911	$8,956,685	$8,965,274
Portfolio turnover rate	22.63%	49.70%	43.19%	35.18%	42.39%	41.70%

aFor the period September 1, 2016 to December 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

12 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

				TEMPLETON INCOME TRUST
				FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$11.32	$11.66	$13.41	$12.67	$13.11	$13.81
Income from investment operations[b]:
Net investment income[c]	0.15	0.39	0.31	0.34	0.34	0.39
Net realized and unrealized gains (losses)	0.60	(0.44)	(1.24)	0.84	0.05	(0.25)
Total from investment operations	0.75	(0.05)	(0.93)	1.18	0.39	0.14
Less distributions from:
Net investment income and net foreign currency
gains	—	(0.11)	(0.79)	(0.44)	(0.66)	(0.76)
Net realized gains	—	—	(0.03)	(—)[d]	(0.17)	(0.08)
Tax return of capital	(0.07)	(0.18)	—	—	—	—
Total distributions.	(0.07)	(0.29)	(0.82)	(0.44)	(0.83)	(0.84)
Net asset value, end of period	$12.00	$11.32	$11.66	$13.41	$12.67	$13.11

Total return[e]	6.66%	(0.40)%	(7.19)%	9.52%	2.83%	1.42%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates
and expense reduction	1.21%	1.18%	1.15%	1.15%	1.11%	1.14%
Expenses net of waiver and payments by affiliates
and expense reduction	1.15%	1.15%[g]	1.13%	1.14%[g]	1.11%[g]	1.14%
Net investment income	3.97%	3.41%	2.43%	2.58%	2.59%	3.05%

Supplemental data
Net assets, end of period (000’s)	$306,907	$319,155	$358,318	$367,660	$297,364	$210,580
Portfolio turnover rate	22.63%	49.70%	43.19%	35.18%	42.39%	41.70%

aFor the period September 1, 2016 to December 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 13

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013 [b]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.28	$11.62	$13.36	$12.64	$13.60
Income from investment operations[c]:
Net investment income[d]	0.18	0.47	0.38	0.42	0.13
Net realized and unrealized gains (losses)	0.60	(0.44)	(1.22)	0.83	(0.91)
Total from investment operations	0.78	0.03	(0.84)	1.25	(0.78)
Less distributions from:
Net investment income and net foreign currency gains	—	(0.14)	(0.87)	(0.53)	(0.18)
Net realized gains	—	—	(0.03)	(—)[e]	—
Tax return of capital	(0.10)	(0.23)	—	—	—
Total distributions	(0.10)	(0.37)	(0.90)	(0.53)	(0.18)
Net asset value, end of period	$11.96	$11.28	$11.62	$13.36	$12.64

Total return[f]	6.92%	0.25%	(6.55)%	10.07%	(5.81)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates and expense
reduction	0.55%	0.53%	0.52%	0.52%	0.51%
Expenses net of waiver and payments by affiliates and expense
reduction	0.49%	0.50%[h]	0.50%	0.51%[h]	0.51%[h]
Net investment income	4.63%	4.06%	3.06%	3.21%	3.19%

Supplemental data
Net assets, end of period (000’s)	$2,924,394	$3,096,051	$2,805,620	$1,934,358	$123,814
Portfolio turnover rate	22.63%	49.70%	43.19%	35.18%	42.39%

aFor the period September 1, 2016 to December 31, 2016.
bFor the period May 1, 2013 (effective date) to August 31, 2013.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

14 Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				TEMPLETON INCOME TRUST
				FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$11.28	$11.62	$13.36	$12.63	$13.08	$13.77
Income from investment operations[b]:
Net investment income[c]	0.17	0.44	0.37	0.40	0.41	0.46
Net realized and unrealized gains (losses)	0.60	(0.43)	(1.22)	0.84	0.04	(0.24)
Total from investment operations	0.77	0.01	(0.85)	1.24	0.45	0.22
Less distributions from:
Net investment income and net foreign currency
gains	—	(0.13)	(0.86)	(0.51)	(0.73)	(0.83)
Net realized gains	—	—	(0.03)	(—)[d]	(0.17)	(0.08)
Tax return of capital	(0.09)	(0.22)	—	—	—	—
Total distributions.	(0.09)	(0.35)	(0.89)	(0.51)	(0.90)	(0.91)
Net asset value, end of period	$11.96	$11.28	$11.62	$13.36	$12.63	$13.08

Total return[e]	6.86%	0.10%	(6.67)%	10.02%	3.28%	2.01%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates
and expense reduction	0.71%	0.68%	0.65%	0.65%	0.61%	0.64%
Expenses net of waiver and payments by affiliates
and expense reduction	0.65%	0.65%[g]	0.63%	0.64%[g]	0.61%[g]	0.64%
Net investment income	4.47%	3.91%	2.93%	3.08%	3.09%	3.55%

Supplemental data
Net assets, end of period (000’s)	$20,838,200	$22,169,948	$32,534,368	$38,724,654	$32,926,705	$28,062,661
Portfolio turnover rate	22.63%	49.70%	43.19%	35.18%	42.39%	41.70%

aFor the period September 1, 2016 to December 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 15

TEMPLETON INCOME TRUST

Statement of Investments, December 31, 2016
Templeton Global Bond Fund
	Principal
	Amount*			Value

Foreign Government and Agency Securities 71.9%
Argentina 3.6%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	10,007,762,000		ARS	$641,406,501
16.00%, 10/17/23	3,030,516,000		ARS	183,348,849
senior note, 15.50%, 10/17/26	10,800,282,000		ARS	655,515,603
				1,480,270,953
Brazil 14.9%
Letra Tesouro Nacional,
Strip, 1/01/19.	1,080,650	[a]	BRL	269,782,992
Strip, 7/01/19.	904,450	[a]	BRL	214,302,573
Strip, 1/01/20.	5,601,680	[a]	BRL	1,254,188,046
Strip, 7/01/20.	2,105,392	[a]	BRL	445,633,868
Nota Do Tesouro Nacional,
10.00%, 1/01/21	4,010,310	[a]	BRL	1,187,355,857
10.00%, 1/01/23	4,646,561	[a]	BRL	1,346,010,086
10.00%, 1/01/25	2,111,646	[a]	BRL	604,773,092
10.00%, 1/01/27	995,630	[a]	BRL	282,476,019
[b] Index Linked, 6.00%, 8/15/24	178,172	[a]	BRL	162,123,081
[b] Index Linked, 6.00%, 8/15/50	133,230	[a]	BRL	126,841,532
senior note, 10.00%, 1/01/19.	569,840	[a]	BRL	172,438,973
				6,065,926,119
Colombia 3.7%
Government of Colombia,
senior bond, 7.75%, 4/14/21	45,050,000,000		COP	15,681,391
senior bond, 4.375%, 3/21/23	6,831,000,000		COP	1,993,560
senior bond, 9.85%, 6/28/27	10,884,000,000		COP	4,282,538
Titulos de Tesoreria,
B, 5.00%, 11/21/18	52,609,000,000		COP	17,167,848
B, 7.75%, 9/18/30	1,657,779,800,000		COP	573,692,935
senior bond, B, 11.25%, 10/24/18	96,940,000,000		COP	34,900,979
senior bond, B, 11.00%, 7/24/20	88,998,000,000		COP	33,699,022
senior bond, B, 7.00%, 5/04/22	116,701,000,000		COP	39,436,734
senior bond, B, 10.00%, 7/24/24	505,252,000,000		COP	198,431,761
senior bond, B, 7.50%, 8/26/26	1,072,334,700,000		COP	367,119,253
senior bond, B, 6.00%, 4/28/28	622,808,100,000		COP	186,544,728
senior note, B, 7.00%, 9/11/19.	75,939,000,000		COP	25,651,670
				1,498,602,419
India 3.4%
Government of India,
senior bond, 7.80%, 5/03/20	14,439,400,000		INR	220,156,889
senior bond, 8.35%, 5/14/22	4,260,400,000		INR	67,215,771
senior bond, 9.15%, 11/14/24	9,798,000,000		INR	164,707,121
senior note, 7.28%, 6/03/19.	561,300,000		INR	8,424,305
senior note, 8.12%, 12/10/20.	1,759,000,000		INR	27,330,364
senior note, 7.80%, 4/11/21.	14,845,400,000		INR	228,351,530
senior note, 7.16%, 5/20/23.	4,378,700,000		INR	66,080,114
senior note, 8.83%, 11/25/23.	37,754,900,000		INR	617,358,233
				1,399,624,327

16 Annual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Indonesia 10.5%
Government of Indonesia,
6.125%, 5/15/28	102,713,000,000		IDR	$6,442,200
8.375%, 3/15/34	2,917,910,000,000		IDR	218,207,146
FR28, 10.00%, 7/15/17.	104,700,000,000		IDR	7,917,100
FR32, 15.00%, 7/15/18.	1,150,000,000		IDR	94,856
FR34, 12.80%, 6/15/21.	1,603,246,000,000		IDR	141,680,132
FR35, 12.90%, 6/15/22.	1,172,669,000,000		IDR	106,843,632
FR36, 11.50%, 9/15/19.	437,062,000,000		IDR	35,615,221
FR43, 10.25%, 7/15/22.	377,390,000,000		IDR	31,163,206
FR48, 9.00%, 9/15/18	483,192,000,000		IDR	36,871,802
FR52, 10.50%, 8/15/30.	996,594,000,000		IDR	87,261,970
senior bond, 9.00%, 3/15/29	2,481,901,000,000		IDR	195,733,633
senior bond, 8.75%, 5/15/31	1,231,387,000,000		IDR	95,741,571
senior bond, FR31, 11.00%, 11/15/20	1,090,303,000,000		IDR	90,032,424
senior bond, FR37, 12.00%, 9/15/26	66,550,000,000		IDR	6,285,761
senior bond, FR39, 11.75%, 8/15/23	641,965,000,000		IDR	57,180,015
senior bond, FR40, 11.00%, 9/15/25	710,760,000,000		IDR	62,252,483
senior bond, FR42, 10.25%, 7/15/27	931,607,000,000		IDR	79,504,180
senior bond, FR44, 10.00%, 9/15/24	248,790,000,000		IDR	20,525,896
senior bond, FR46, 9.50%, 7/15/23	6,667,220,000,000		IDR	536,940,562
senior bond, FR47, 10.00%, 2/15/28	1,889,105,000,000		IDR	158,447,926
senior bond, FR53, 8.25%, 7/15/21	6,591,149,000,000		IDR	502,683,865
senior bond, FR56, 8.375%, 9/15/26	11,168,790,000,000		IDR	851,804,522
senior bond, FR59, 7.00%, 5/15/27	753,024,000,000		IDR	52,958,973
senior bond, FR63, 5.625%, 5/15/23	670,707,000,000		IDR	44,506,373
senior bond, FR70, 8.375%, 3/15/24	10,037,615,000,000		IDR	763,670,783
senior note, FR66, 5.25%, 5/15/18	169,888,000,000		IDR	12,332,561
senior note, FR69, 7.875%, 4/15/19	1,109,624,000,000		IDR	83,226,904
				4,285,925,697
Malaysia 4.3%
Government of Malaysia,
senior bond, 4.24%, 2/07/18	780,224,000		MYR	175,726,064
senior note, 3.394%, 3/15/17.	561,906,000		MYR	125,365,412
senior note, 4.012%, 9/15/17.	3,711,240,000		MYR	832,315,476
senior note, 3.314%, 10/31/17	1,713,700,000		MYR	382,450,012
senior note, 3.26%, 3/01/18.	1,140,000,000		MYR	254,037,539
				1,769,894,503
Mexico 14.5%
Government of Mexico,
7.75%, 12/14/17	557,967,175	[c]	MXN	2,726,440,297
senior note, 8.50%, 12/13/18.	509,954,600	[c]	MXN	2,532,681,219
senior note, M, 5.00%, 12/11/19	117,819,600	[c]	MXN	539,532,063
[d] Mexican Udibonos,
Index Linked, 3.50%, 12/14/17.	12,142,494	[e]	MXN	59,955,614
Index Linked, 4.00%, 6/13/19	7,596,562	[e]	MXN	38,172,576
Index Linked, 2.50%, 12/10/20.	6,082,234	[e]	MXN	29,410,663
				5,926,192,432
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000		PEN	59,814,151

franklintempleton.com

Annual Report

17

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Philippines 1.8%
Government of the Philippines,
senior note, 5.875%, 1/31/18.	55,240,000	PHP	$1,145,506
senior note, 3.375%, 8/20/20.	8,357,030,000	PHP	166,160,223
senior note, 3-21, 2.875%, 5/22/17.	2,845,760,000	PHP	57,435,090
senior note, 5-72, 2.125%, 5/23/18.	5,932,727,000	PHP	118,087,971
senior note, 7-51, 5.00%, 8/18/18	1,392,270,000	PHP	28,469,460
senior note, 7-56, 3.875%, 11/22/19	17,672,820,000	PHP	359,113,540
			730,411,790
Portugal 1.0%
[f] Government of Portugal, 144A, 5.125%, 10/15/24	399,080,000		388,803,690
South Africa 0.4%
Government of South Africa,
8.00%, 1/31/30	599,520,000	ZAR	39,287,235
7.00%, 2/28/31	122,810,000	ZAR	7,312,141
8.25%, 3/31/32	420,090,000	ZAR	27,571,171
8.875%, 2/28/35	374,500,000	ZAR	25,610,008
R186, 10.50%, 12/21/26	926,442,000	ZAR	74,412,202
			174,192,757
South Korea 8.4%
Government of Korea, senior bond, 5.625%, 11/03/25.	13,150,000		15,904,202
Korea Monetary Stabilization Bond, senior note, 1.33%, 10/02/18	683,000,000,000	KRW	562,983,718
Korea Treasury Bond,
senior note, 1.50%, 6/10/19.	883,046,600,000	KRW	729,293,617
senior note, 2.75%, 9/10/19.	2,465,000,000	KRW	2,099,309
senior note, 1.25%, 12/10/19.	230,726,000,000	KRW	189,189,944
senior note, 2.00%, 3/10/21.	1,456,387,020,000	KRW	1,215,945,679
senior note, 1.375%, 9/10/21.	859,779,700,000	KRW	699,294,769
			3,414,711,238
Sri Lanka 0.3%
Government of Sri Lanka,
8.00%, 11/01/19	557,250,000	LKR	3,384,475
11.20%, 7/01/22	1,288,300,000	LKR	8,279,951
A, 8.00%, 11/15/18	4,180,040,000	LKR	26,234,216
A, 9.00%, 5/01/21	9,860,040,000	LKR	59,179,328
A, 11.00%, 8/01/21	4,736,920,000	LKR	30,467,281
			127,545,251
[g] Supranational 0.3%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24.	2,473,000,000	MXN	118,373,289
Ukraine 4.7%
[f] Government of Ukraine,
144A, 7.75%, 9/01/20	20,892,000		20,735,310
144A, 7.75%, 9/01/21	202,862,000		198,804,760
144A, 7.75%, 9/01/22	314,572,000		305,134,840
144A, 7.75%, 9/01/23	255,352,000		245,137,920
144A, 7.75%, 9/01/24	302,572,000		287,443,400
144A, 7.75%, 9/01/25	302,382,000		284,656,367
144A, 7.75%, 9/01/26	245,912,000		231,157,280
144A, 7.75%, 9/01/27	173,772,000		162,339,540

18 Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Ukraine (continued)
[f] Government of Ukraine, (continued)
[h,i] 144A, VRI, GDP Linked Securities, 5/31/40.	650,958,000			$198,542,190
				1,933,951,607
Total Foreign Government and Agency Securities
(Cost $30,706,492,759)				29,374,240,223

Quasi-Sovereign and Corporate Bonds 1.2%
India 1.2%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22	22,550,000,000		INR	370,288,021
Mahanagar Telephone Nigam Ltd.,
8.24%, 11/19/24	3,350,000,000		INR	51,612,180
8.29%, 11/28/24	3,050,000,000		INR	47,120,355
				469,020,556
South Korea 0.0%†
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17.	14,090,000		EUR	14,893,472
Total Quasi-Sovereign and Corporate Bonds (Cost $505,045,117)				483,914,028
Total Investments before Short Term Investments
(Cost $31,211,537,876)				29,858,154,251

Short Term Investments 19.6%
Foreign Government and Agency Securities 2.5%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 3/14/17 - 9/12/17	89,956,000,000		COP	28,914,695
Malaysia 0.1%
[j] Bank of Negara Monetary Note, 6/22/17 - 9/19/17	237,390,000		MYR	51,876,086
Mexico 1.3%
[j] Mexico Treasury Bill, 2/16/17 - 11/09/17	1,147,708,210	[k]	MXN	530,636,961
Philippines 1.0%
[j] Philippine Treasury Bill, 1/18/17 - 9/27/17	20,706,510,000		PHP	415,058,013
Total Foreign Government and Agency Securities
(Cost $1,113,469,279)				1,026,485,755

U.S. Government and Agency Securities (Cost $640,746,620) 1.6%
United States 1.6%
[j] FHLB, 1/04/17 - 1/06/17	640,784,000			640,769,130
Total Investments before Money Market Funds
(Cost $32,965,753,775)				31,525,409,136

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Annual Report

19

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
	Shares	Value
Money Market Funds (Cost $6,319,831,030) 15.5%
United States 15.5%
[l,m] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	6,319,831,030	$6,319,831,030
Total Investments (Cost $39,285,584,805) 92.7%.		37,845,240,166
Other Assets, less Liabilities 7.3%		3,000,789,414
Net Assets 100.0%		$40,846,029,580

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(f).
cPrincipal amount is stated in 100 Mexican Peso Units.
dPrincipal amount of security is adjusted for inflation. See Note 1(f).
ePrincipal amount is stated in 100 Unidad de Inversion Units.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2016, the aggregate value of these securities was $2,322,755,297, representing 5.7% of net assets.
gA supranational organization is an entity formed by two or more central governments through international treaties.
hNon-income producing.
iThe principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
jThe security was issued on a discount basis with no stated coupon rate.
kPrincipal amount is stated in 10 Mexican Peso Units.
lSee Note 3(f) regarding investments in affiliated management investment companies.
mThe rate shown is the annualized seven-day yield at period end.

At December 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
					Contract		Settlement		Unrealized	Unrealized
Currency		Counterparty[a] Type		Quantity	Amount*		Date		Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso		MSCO	Buy	51,502,385,500	77,581,359		1/09/17	$	—$	(781,095)
Euro		JPHQ	Sell	65,175,000	73,373,363		1/09/17		4,758,448	—
Japanese Yen		DBAB	Buy	10,434,667,000	102,539,413		1/10/17		—	(13,215,430)
Japanese Yen		DBAB	Sell	10,434,667,000	103,490,801		1/10/17		14,166,819	—
Japanese Yen		GSCO	Sell	6,380,360,000	54,460,378		1/10/17		—	(157,481)
Japanese Yen		JPHQ	Sell	19,563,250,000	194,079,861		1/10/17		26,612,380	—
Japanese Yen		JPHQ	Sell	19,563,250,000	166,366,899		1/10/17		—	(1,100,583)
Malaysian Ringgit		HSBK	Buy	1,087,896,430	26,637,252,887	JPY	1/10/17		14,307,834	—
Chilean Peso		JPHQ	Buy	18,232,450,000	27,145,760		1/11/17		35,897	—
Euro		BZWS	Sell	121,560,662	133,817,624		1/11/17		5,826,927	—
Euro		GSCO	Sell	102,935,000	115,506,452		1/11/17		7,126,634	—
Euro		SCNY	Sell	226,537,356	254,627,988		1/11/17		16,107,782	—
Euro		UBSW	Sell	23,478,000	25,832,843		1/11/17		1,112,959	—
Japanese Yen		BZWS	Sell	35,594,850,000	356,415,404		1/11/17		51,694,248	—
Chilean Peso		DBAB	Buy	26,652,370,250	39,628,831		1/12/17		100,798	—
Euro		BOFA	Sell	131,886,000	147,637,145		1/12/17		8,767,292	—
Euro		CITI	Buy	20,200,000	22,182,226		1/13/17		—	(911,389)
Euro		CITI	Sell	29,000,000	31,967,425		1/13/17		1,430,085	—

20	Annual Report								franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange
Contracts (continued)
Euro	GSCO	Sell	104,415,800	110,623,319		1/13/17	$672,257	$—
Euro	JPHQ	Sell	34,536,000	38,405,759		1/13/17	2,038,946	—
Euro	SCNY	Sell	49,935,936	54,939,517		1/13/17	2,356,390	—
Japanese Yen	BZWS	Buy	22,053,780,000	221,726,253		1/13/17	—	(32,905,208)
Japanese Yen	BZWS	Sell	22,053,780,000	216,754,481		1/13/17	27,933,436	—
Malaysian Ringgit	DBAB	Buy	1,263,085,810	283,705,624	EUR	1/13/17	—	(17,447,011)
Malaysian Ringgit	HSBK	Buy	848,970,202	182,460,444	EUR	1/13/17	—	(3,061,188)
Chilean Peso	DBAB	Buy	26,652,370,250	39,590,568		1/17/17	115,189	—
Euro	JPHQ	Buy	136,882,589	146,673,527		1/17/17	—	(2,502,775)
Euro	JPHQ	Sell	136,882,589	149,393,658		1/17/17	5,222,906	—
Japanese Yen	CITI	Sell	3,332,090,000	28,614,894		1/17/17	79,234	—
Japanese Yen	SCNY	Sell	3,331,470,000	28,523,104		1/17/17	—	(7,247)
Malaysian Ringgit	HSBK	Buy	702,989,000	18,155,393,914	JPY	1/17/17	1,038,059	—
Mexican Peso	CITI	Buy	3,236,237,700	155,929,524	EUR	1/17/17	—	(8,609,052)
Mexican Peso	MSCO	Buy	5,314,781,020	264,361,069	EUR	1/17/17	—	(22,861,844)
Chilean Peso	DBAB	Buy	33,653,465,000	50,072,110		1/18/17	57,606	—
Chilean Peso	GSCO	Buy	13,842,935,000	20,504,710		1/18/17	115,526	—
Euro	GSCO	Sell	127,555,000	141,213,589		1/18/17	6,859,658	—
Indian Rupee	JPHQ	Buy	41,308,437,210	562,268,788	EUR	1/18/17	14,539,202	—
Euro	BZWS	Sell	79,015,000	84,314,299		1/19/17	1,083,057	—
Euro	GSCO	Sell	290,369,000	321,163,559		1/19/17	15,300,462	—
Japanese Yen	HSBK	Sell	12,607,090,000	120,227,828		1/19/17	12,249,151	—
Japanese Yen	JPHQ	Sell	19,676,275,000	169,954,912		1/19/17	1,429,254	—
Japanese Yen	SCNY	Sell	10,082,050,000	96,241,796		1/19/17	9,889,877	—
Chilean Peso	DBAB	Buy	24,197,532,000	35,782,991		1/20/17	252,643	—
Malaysian Ringgit	HSBK	Buy	200,000,000	4,979,180,000	JPY	1/20/17	1,871,812	—
Malaysian Ringgit	JPHQ	Buy	1,232,791,836	264,547,604	EUR	1/20/17	—	(4,255,923)
Euro	DBAB	Sell	68,506,971	75,461,799		1/23/17	3,283,379	—
Japanese Yen	DBAB	Sell	25,032,090,000	216,868,876		1/23/17	2,419,814	—
Japanese Yen	HSBK	Sell	10,034,848,500	87,106,170		1/23/17	1,137,964	—
Chilean Peso	DBAB	Buy	24,799,219,750	36,843,292		1/24/17	70,654	—
Chilean Peso	JPHQ	Buy	34,761,320,000	51,747,406		1/24/17	—	(4,750)
Chilean Peso	MSCO	Buy	51,576,526,600	78,158,095		1/27/17	—	(1,413,440)
Euro	BZWS	Sell	270,495,419	295,564,502		1/27/17	10,509,729	—
Euro	GSCO	Sell	53,052,700	58,219,502		1/27/17	2,311,253	—
Indian Rupee	DBAB	Buy	900,181,000	13,297,069		1/27/17	—	(85,724)
Japanese Yen	GSCO	Sell	15,371,620,000	131,221,546		1/27/17	—	(498,112)
Japanese Yen	JPHQ	Sell	7,902,175,000	67,459,813		1/27/17	—	(254,052)
Chilean Peso	DBAB	Buy	59,873,765,000	89,051,484		1/30/17	11,944	—
Euro	GSCO	Sell	305,100,791	325,551,697		1/30/17	3,980,031	—
Chilean Peso	DBAB	Buy	89,810,648,000	134,645,788		1/31/17	—	(1,059,555)
Euro	BOFA	Sell	201,853,922	221,413,567		1/31/17	8,653,671	—
Euro	BZWS	Sell	158,013,727	173,281,329		1/31/17	6,730,272	—
Euro	GSCO	Sell	249,485,947	273,464,041		1/31/17	10,498,607	—
Indian Rupee	HSBK	Buy	22,984,769,550	310,640,676	EUR	1/31/17	9,773,780	—
Japanese Yen	HSBK	Sell	17,605,035,074	150,341,888		1/31/17	—	(545,273)
Euro	JPHQ	Sell	236,418,000	259,452,206		2/01/17	10,250,360	—
Euro	BOFA	Sell	119,224,000	132,057,271		2/03/17	6,375,967	—

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Annual Report

21

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange
Contracts (continued)
Euro	MSCO	Sell	8,856,901	9,824,163		2/03/17	$487,563	$—
Chilean Peso	JPHQ	Buy	32,660,995,000	49,685,096		2/06/17	—	(1,123,881)
Chilean Peso	MSCO	Buy	66,486,890,000	101,074,628		2/06/17	—	(2,220,192)
Japanese Yen	MSCO	Sell	1,969,700,000	19,594,618		2/06/17	2,709,158	—
Japanese Yen	SCNY	Sell	12,949,800,000	125,949,376		2/07/17	14,931,705	—
Malaysian Ringgit	HSBK	Buy	773,020,438	168,080,807 EUR		2/07/17	—	(5,292,089)
Euro	BZWS	Sell	202,258,000	229,183,596		2/08/17	15,926,544	—
Euro	JPHQ	Sell	117,193,824	130,785,377		2/08/17	7,218,402	—
Malaysian Ringgit	HSBK	Buy	518,518,000	12,802,209,420	JPY	2/08/17	5,559,420	—
Chilean Peso	DBAB	Buy	35,759,440,000	54,189,180		2/09/17	—	(1,031,746)
Euro	GSCO	Sell	127,740,000	144,192,912		2/09/17	9,500,618	—
Japanese Yen	CITI	Sell	12,481,439,000	108,251,856		2/09/17	1,241,406	—
Japanese Yen	CITI	Sell	8,636,095,000	84,859,780		2/10/17	10,814,875	—
Malaysian Ringgit	DBAB	Buy	854,674,602	186,903,998 EUR		2/10/17	—	(7,021,701)
Euro	BOFA	Sell	28,000,000	31,846,080		2/13/17	2,317,236	—
Euro	BZWS	Sell	150,959,000	172,983,918		2/13/17	13,782,319	—
Euro	GSCO	Sell	171,944,000	195,775,438		2/13/17	14,443,025	—
Euro	BZWS	Sell	78,607,000	86,870,011		2/14/17	3,967,481	—
Euro	JPHQ	Buy	135,503,065	141,877,130		2/14/17	1,030,588	—
Euro	JPHQ	Sell	397,030,123	437,693,948		2/14/17	18,967,860	—
Euro	SCNY	Sell	106,299,000	116,721,340		2/14/17	4,613,563	—
Euro	UBSW	Sell	96,724,000	106,176,353		2/14/17	4,166,808	—
Chilean Peso	MSCO	Buy	30,698,485,500	46,337,337		2/15/17	—	(721,397)
Australian Dollar	JPHQ	Sell	897,312,000	674,186,398		2/16/17	27,475,140	—
Euro	GSCO	Sell	312,947,817	339,586,619		2/16/17	9,509,984	—
Euro	SCNY	Sell	140,680,000	160,295,012		2/16/17	11,915,063	—
Japanese Yen	CITI	Sell	56,324,900,000	506,960,964		2/16/17	23,929,236	—
Japanese Yen	GSCO	Sell	26,707,620,290	239,283,448		2/16/17	10,243,930	—
Japanese Yen	HSBK	Sell	10,857,850,000	96,372,875		2/16/17	3,258,000	—
Chilean Peso	DBAB	Buy	60,976,549,750	90,335,629		2/17/17	259,460	—
Euro	MSCO	Sell	245,086,718	264,032,068		2/17/17	5,520,023	—
Euro	UBSW	Sell	180,000,000	194,220,000		2/17/17	4,359,985	—
Malaysian Ringgit	JPHQ	Buy	903,500,000	22,229,985,050	JPY	2/17/17	10,226,457	—
Chilean Peso	JPHQ	Buy	33,837,395,187	49,720,660		2/21/17	539,404	—
Euro	DBAB	Sell	43,205,539	46,543,599		2/21/17	963,734	—
Euro	JPHQ	Sell	142,058,430	152,775,318		2/21/17	2,910,179	—
Euro	UBSW	Sell	59,525,000	64,160,807		2/21/17	1,364,658	—
Chilean Peso	JPHQ	Buy	34,243,454,813	50,395,077		2/22/17	464,737	—
Euro	BZWS	Sell	393,066,000	437,743,758		2/22/17	23,059,794	—
Euro	JPHQ	Sell	207,184,000	220,733,834		2/22/17	2,155,064	—
Chilean Peso	CITI	Buy	53,031,580,000	78,119,732		2/23/17	639,748	—
Euro	JPHQ	Sell	204,801,000	218,768,428		2/23/17	2,694,688	—
Euro	MSCO	Sell	158,886,676	169,293,753		2/23/17	1,661,572	—
Euro	UBSW	Sell	58,343,508	62,312,325		2/23/17	757,450	—
Malaysian Ringgit	HSBK	Buy	1,270,275,000	31,633,150,215	JPY	2/23/17	11,010,783	—
Malaysian Ringgit	HSBK	Buy	1,287,946,288	31,802,098,531	JPY	2/24/17	13,469,827	—
Chilean Peso	DBAB	Buy	33,736,660,000	49,620,032		2/27/17	470,391	—
Chilean Peso	MSCO	Buy	51,576,526,600	76,082,795		2/27/17	495,327	—

22 Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange
Contracts (continued)
Euro	BOFA	Sell	449,846,411	479,540,773		2/27/17	$4,854,364	$—
Euro	BZWS	Sell	256,264,053	273,404,530		2/27/17	2,989,873	—
Euro	DBAB	Sell	277,024,466	295,614,193		2/27/17	3,292,756	—
Euro	GSCO	Sell	202,057,000	215,368,515		2/27/17	2,154,162	—
Euro	SCNY	Sell	211,027,544	225,031,331		2/27/17	2,351,091	—
Japanese Yen	BZWS	Sell	9,408,100,000	85,087,275		2/27/17	4,371,972	—
Japanese Yen	HSBK	Sell	15,261,456,000	137,811,339		2/27/17	6,878,095	—
Chilean Peso	CITI	Buy	29,155,220,000	42,637,681		2/28/17	647,579	—
Chilean Peso	DBAB	Buy	55,910,289,800	81,758,119		2/28/17	1,249,022	—
Euro	BOFA	Sell	143,335,694	159,830,766		2/28/17	8,573,917	—
Euro	SCNY	Sell	236,418,000	251,131,474		2/28/17	1,648,316	—
Indian Rupee	CITI	Buy	3,154,839,000	42,928,820 EUR		2/28/17	849,172	—
Indian Rupee	DBAB	Buy	37,183,634,938	505,545,569 EUR		2/28/17	10,454,972	—
Japanese Yen	BZWS	Sell	29,025,800,000	286,258,962		2/28/17	37,227,392	—
Japanese Yen	JPHQ	Sell	6,909,339,000	68,146,158		2/28/17	8,866,361	—
Malaysian Ringgit	JPHQ	Buy	227,033,719	5,614,543,881	JPY	2/28/17	2,286,652	—
Japanese Yen	BZWS	Sell	42,387,239,840	379,355,080		3/01/17	15,666,046	—
Euro	GSCO	Sell	203,544,000	216,735,687		3/02/17	1,917,666	—
Japanese Yen	JPHQ	Sell	12,728,600,000	114,184,473		3/03/17	4,958,624	—
Chilean Peso	DBAB	Buy	21,710,940,000	31,951,347		3/06/17	269,096	—
Euro	BZWS	Sell	154,764,200	165,140,366		3/06/17	1,765,083	—
Japanese Yen	HSBK	Sell	9,813,450,000	87,386,020		3/06/17	3,161,003	—
Euro	BZWS	Sell	15,764,200	16,937,451		3/07/17	295,139	—
Japanese Yen	BZWS	Sell	35,663,421,500	354,558,276		3/09/17	48,420,441	—
Japanese Yen	MSCO	Sell	6,405,061,130	63,513,289		3/09/17	8,531,701	—
Australian Dollar	CITI	Sell	289,369,126	221,127,205		3/13/17	12,690,349	—
Australian Dollar	JPHQ	Sell	432,139,707	322,683,041		3/13/17	11,406,426	—
Chilean Peso	DBAB	Buy	32,485,498,000	48,740,432		3/13/17	—	(551,956)
Euro	DBAB	Sell	129,470,000	137,270,567		3/13/17	539,856	—
Japanese Yen	DBAB	Sell	12,553,300,000	109,412,206		3/13/17	1,628,923	—
Australian Dollar	CITI	Sell	291,266,786	217,611,241		3/14/17	7,812,259	—
Australian Dollar	JPHQ	Sell	438,490,477	324,789,895		3/14/17	8,945,934	—
Euro	MSCO	Sell	188,363,321	201,028,753		3/14/17	2,090,114	—
Euro	BOFA	Sell	177,095,041	188,845,297		3/15/17	1,796,432	—
Malaysian Ringgit	HSBK	Buy	1,647,416,638	40,604,536,833	JPY	3/15/17	17,135,469	—
Australian Dollar	CITI	Sell	121,932,400	91,098,744		3/16/17	3,275,046	—
Euro	JPHQ	Sell	119,381,305	127,696,213		3/16/17	1,597,435	—
Euro	MSCO	Sell	326,133,680	348,025,372		3/16/17	3,540,459	—
Australian Dollar	JPHQ	Sell	615,570,000	448,750,530		3/17/17	5,386,826	—
Australian Dollar	CITI	Sell	245,796,300	183,891,273		3/20/17	6,868,838	—
South Korean Won	CITI	Sell	1,068,305,000,000	975,220,229		3/20/17	90,617,690	—
South Korean Won	HSBK	Buy	587,137,805,000	502,871,609		3/20/17	—	(16,696,226)
South Korean Won	HSBK	Sell	587,137,805,000	537,819,735		3/20/17	51,644,352	—
Japanese Yen	BZWS	Sell	36,791,550,000	361,694,357		3/21/17	45,655,376	—
Japanese Yen	CITI	Sell	25,386,870,000	251,367,592		3/23/17	33,269,680	—
Japanese Yen	DBAB	Sell	6,258,238,000	61,987,302		3/23/17	8,222,949	—
Japanese Yen	MSCO	Sell	12,384,230,000	122,642,853		3/23/17	16,250,268	—
Malaysian Ringgit	HSBK	Buy	167,392,229	4,212,810,439	JPY	3/23/17	959,624	—

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Annual Report

23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange
Contracts (continued)
Japanese Yen	BZWS	Sell	17,003,283,330	168,365,176		3/24/17	$22,282,057	$—
Japanese Yen	JPHQ	Sell	8,250,436,116	74,952,180		3/24/17	4,068,844	—
South Korean Won	HSBK	Buy	400,000,000,000	342,588,945		3/27/17	—	(11,378,121)
South Korean Won	HSBK	Sell	536,470,000,000	479,140,803		3/27/17	34,929,126	—
Malaysian Ringgit	HSBK	Buy	957,079,700	23,217,413,610	JPY	3/28/17	12,838,271	—
South Korean Won	HSBK	Sell	539,018,000,000	486,544,207		3/28/17	40,223,949	—
Japanese Yen	JPHQ	Sell	2,117,676,000	18,908,497		3/31/17	707,367	—
Malaysian Ringgit	HSBK	Buy	1,546,040,875	330,047,366 EUR		4/04/17	—	(6,105,275)
Japanese Yen	JPHQ	Sell	19,563,250,000	191,502,743		4/07/17	23,299,117	—
Malaysian Ringgit	HSBK	Buy	848,970,202	181,640,643 EUR		4/07/17	—	(3,841,118)
Philippine Peso	HSBK	Buy	2,511,000,000	53,516,624		4/07/17	—	(3,573,641)
Philippine Peso	HSBK	Sell	2,511,000,000	53,539,446		4/07/17	3,596,463	—
Japanese Yen	HSBK	Sell	38,917,825,000	378,476,818		4/11/17	43,795,248	—
Malaysian Ringgit	HSBK	Buy	595,092,417	14,594,998,590	JPY	4/11/17	6,418,420	—
Japanese Yen	BZWS	Sell	19,705,372,000	191,628,711		4/13/17	22,151,103	—
Japanese Yen	CITI	Sell	6,890,100,000	64,756,579		4/13/17	5,497,730	—
Japanese Yen	DBAB	Sell	19,434,250,000	189,106,151		4/13/17	21,960,349	—
Japanese Yen	BOFA	Sell	2,679,000,000	24,910,896		4/18/17	1,864,048	—
Malaysian Ringgit	HSBK	Buy	456,494,923	11,110,538,624	JPY	4/18/17	5,581,658	—
Mexican Peso	CITI	Buy	3,422,907,160	164,331,456 EUR		4/18/17	—	(11,286,182)
Mexican Peso	DBAB	Buy	3,204,884,515	149,133,761 EUR		4/18/17	—	(5,561,521)
Australian Dollar	BOFA	Sell	626,000,000	477,925,960		4/20/17	27,408,383	—
Australian Dollar	JPHQ	Sell	388,000,000	295,739,420		4/20/17	16,504,883	—
Japanese Yen	BZWS	Sell	9,218,756,500	89,404,016		4/24/17	10,072,712	—
Mexican Peso	CITI	Buy	2,307,343,100	110,639,739 EUR		4/24/17	—	(7,604,926)
Australian Dollar	JPHQ	Sell	248,603,352	187,831,020		4/28/17	8,950,958	—
South Korean Won	HSBK	Sell	240,632,360,000	210,131,738		5/02/17	10,846,980	—
Mexican Peso	CITI	Buy	3,716,745,430	171,394,460 EUR		5/03/17	—	(5,355,335)
Mexican Peso	CITI	Buy	2,084,698,000	93,989,289 EUR		5/04/17	—	(753,091)
Japanese Yen	BOFA	Sell	6,474,170,000	63,222,773		5/08/17	7,469,829	—
Japanese Yen	BZWS	Sell	6,464,800,000	63,128,435		5/08/17	7,456,182	—
Malaysian Ringgit	DBAB	Buy	427,337,301	91,175,016 EUR		5/11/17	—	(2,017,064)
Indonesian Rupiah	JPHQ	Buy	1,393,097,000,000	100,949,058		5/15/17	—	(333,764)
Japanese Yen	GSCO	Sell	16,608,958,000	160,310,390		5/15/17	17,229,411	—
Japanese Yen	HSBK	Sell	6,367,072,000	61,464,157		5/15/17	6,613,823	—
Japanese Yen	SCNY	Sell	12,414,879,000	120,381,452		5/15/17	13,431,152	—
Japanese Yen	MSCO	Sell	3,400,000,000	31,624,377		5/16/17	2,332,939	—
Japanese Yen	SCNY	Sell	9,153,053,700	85,255,716		5/16/17	6,400,979	—
South Korean Won	CITI	Sell	463,709,000,000	403,295,356		5/16/17	19,235,292	—
South Korean Won	HSBK	Sell	243,223,000,000	207,962,892		5/17/17	6,515,957	—
Japanese Yen	BOFA	Sell	42,218,712,250	393,757,809		5/18/17	30,000,865	—
Japanese Yen	CITI	Sell	70,512,973,500	654,780,821		5/18/17	47,240,175	—
South Korean Won	HSBK	Sell	481,624,500,000	411,539,349		5/18/17	12,636,634	—
Japanese Yen	BOFA	Sell	42,084,293,750	390,936,310		5/19/17	28,318,926	—
Japanese Yen	HSBK	Sell	42,232,203,900	392,310,301		5/19/17	28,418,456	—
Japanese Yen	BOFA	Sell	42,198,117,500	390,522,986		5/22/17	26,868,909	—
Japanese Yen	JPHQ	Sell	9,694,306,000	90,002,934		5/22/17	6,459,541	—
Malaysian Ringgit	HSBK	Buy	36,030,800	944,403,298	JPY	5/23/17	—	(170,482)

24 Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange
Contracts (continued)
Japanese Yen	BOFA	Sell	12,841,448,000	116,770,160		5/25/17	$6,088,363	$—
Japanese Yen	HSBK	Sell	2,816,138,000	25,692,346		5/25/17	1,419,755	—
Mexican Peso	HSBK	Buy	531,511,160	27,810,337		5/26/17	—	(2,710,639)
Mexican Peso	HSBK	Sell	531,511,160	28,522,963		5/26/17	3,423,265	—
South Korean Won	HSBK	Sell	331,089,764,000	283,345,968		6/02/17	9,100,067	—
Mexican Peso	CITI	Buy	2,245,017,240	98,255,901	EUR	6/07/17	1,580,432	—
Japanese Yen	CITI	Sell	28,538,800,000	270,345,951		6/08/17	24,190,271	—
Japanese Yen	HSBK	Sell	42,738,600,000	378,217,699		6/09/17	9,565,578	—
Japanese Yen	HSBK	Sell	37,908,340,000	332,675,208		6/13/17	5,620,514	—
South Korean Won	CITI	Sell	801,396,000,000	691,693,423		6/15/17	27,839,172	—
Japanese Yen	CITI	Sell	4,208,470,000	40,365,532		6/16/17	4,051,310	—
Japanese Yen	HSBK	Sell	24,745,070,000	217,062,018		6/16/17	3,540,720	—
Japanese Yen	DBAB	Sell	24,707,170,000	236,574,873		6/19/17	23,347,763	—
Japanese Yen	CITI	Sell	19,533,646,000	190,316,853		6/20/17	21,729,484	—
Japanese Yen	DBAB	Sell	24,749,910,000	240,477,167		6/22/17	26,848,291	—
Mexican Peso	CITI	Buy	2,168,516,800	97,714,247	EUR	6/29/17	—	(1,917,850)
Japanese Yen	BZWS	Sell	11,637,164,000	115,395,395		6/30/17	14,907,223	—
Japanese Yen	JPHQ	Sell	14,336,430,000	140,113,663		7/14/17	16,221,980	—
Mexican Peso	CITI	Buy	2,005,292,700	93,599,576	EUR	7/14/17	—	(5,523,361)
Mexican Peso	DBAB	Buy	3,204,884,515	149,795,958	EUR	7/17/17	—	(9,142,706)
Mexican Peso	CITI	Buy	3,867,049,000	179,879,511	EUR	7/18/17	—	(10,150,565)
Mexican Peso	JPHQ	Buy	4,117,023,741	191,900,053	EUR	7/18/17	—	(11,224,282)
Mexican Peso	CITI	Buy	2,099,231,755	97,173,847	EUR	7/19/17	—	(5,027,758)
Japanese Yen	CITI	Sell	14,729,205,625	141,070,833		7/25/17	13,708,047	—
Japanese Yen	BZWS	Sell	13,069,570,000	125,832,888		7/31/17	12,783,673	—
Japanese Yen	DBAB	Sell	13,902,366,365	133,916,103		7/31/17	13,663,363	—
Mexican Peso	CITI	Buy	758,072,000	33,675,249	EUR	8/04/17	—	(432,139)
Japanese Yen	DBAB	Sell	9,637,940,000	97,589,510		8/18/17	14,140,761	—
Japanese Yen	HSBK	Sell	19,192,069,750	194,645,738		8/22/17	28,437,365	—
Japanese Yen	JPHQ	Sell	4,331,618,000	43,934,113		8/22/17	6,421,162	—
Japanese Yen	BZWS	Sell	4,322,430,000	43,761,915		8/24/17	6,324,419	—
Japanese Yen	DBAB	Sell	4,271,575,000	43,309,963		8/24/17	6,312,932	—
Japanese Yen	JPHQ	Sell	8,617,736,000	87,230,670		8/28/17	12,574,189	—
Japanese Yen	DBAB	Sell	8,644,374,000	87,723,183		8/30/17	12,827,697	—
Japanese Yen	JPHQ	Sell	10,357,462,000	104,896,314		8/30/17	15,158,509	—
Japanese Yen	HSBK	Sell	14,893,097,250	147,895,703		9/01/17	18,846,632	—
Japanese Yen	CITI	Sell	8,267,822,900	81,784,731		9/19/17	10,072,846	—
Japanese Yen	JPHQ	Sell	19,563,250,000	193,265,004		10/10/17	23,361,038	—
Mexican Peso	CITI	Buy	2,307,350,000	106,806,307	EUR	10/23/17	—	(7,780,844)
Japanese Yen	CITI	Sell	9,190,446,650	89,552,810		11/09/17	9,579,126	—
Japanese Yen	CITI	Sell	24,889,202,000	242,636,842		11/14/17	25,984,723	—
Japanese Yen	JPHQ	Sell	9,028,069,000	88,163,445		11/14/17	9,577,145	—
Mexican Peso	CITI	Buy	1,803,708,400	76,885,334	EUR	11/14/17	584,740	—
Mexican Peso	CITI	Buy	1,980,000,000	85,936,250	EUR	11/14/17	—	(1,002,940)
Japanese Yen	CITI	Sell	12,414,890,000	117,208,958		11/16/17	9,127,435	—
Japanese Yen	SCNY	Sell	11,809,161,000	108,395,622		11/27/17	5,513,692	—
Mexican Peso	CITI	Buy	2,160,405,048	92,195,428	EUR	12/08/17	69,720	—
Mexican Peso	HSBK	Buy	4,253,323,520	182,557,826	EUR	12/11/17	—	(1,112,623)

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Annual Report

25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity		Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange
Contracts (continued)
Japanese Yen	CITI Sell	12,207,090,000	109,010,855		12/12/17	$2,558,001	$—
Total Forward Exchange Contracts						$2,193,936,337	$(260,342,547)
Net unrealized appreciation (depreciation)						$1,933,593,790

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
				Notional	Expiration	Unrealized	Unrealized
Description		Exchange		Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%			LCH	$3,657,620,000	10/17/17	$5,823,301	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%			LCH	2,081,160,000	1/22/25	34,895,290	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%			LCH	2,601,430,000	1/23/25	32,635,253	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%			LCH	1,535,390,000	1/27/25	19,034,630	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%			LCH	383,800,000	1/29/25	5,871,402	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%			LCH	325,000,000	1/30/25	4,904,585	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%			LCH	514,670,000	2/03/25	12,931,562	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.978%			LCH	39,700,000	3/27/25	591,125	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.985%			LCH	39,700,000	3/27/25	568,121	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.45%.			LCH	893,410,000	7/22/25	—	(21,880,717)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.439%			LCH	101,430,000	7/23/25	—	(2,359,886)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.40%.			CME	798,605,000	7/24/25	—	(15,993,348)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.89%.			LCH	385,470,000	7/22/45	—	(28,768,068)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.861%			LCH	54,025,000	7/24/45	—	(3,681,987)

26 Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

Interest Rate Swap Contracts (continued)

		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.574%	LCH	$1,057,400,000	8/24/45	$—	$(4,415,511)
Total Interest Rate Swap Contracts.				$117,255,269	$(77,099,517)
Net unrealized appreciation (depreciation)				$40,155,752

See Abbreviations on page 45.

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The accompanying notes are an integral part of these financial statements. | Annual Report 27

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
December 31, 2016

Templeton Global Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$32,965,753,775
Cost - Controlled affiliates (Note 3f)	6,319,831,030
Total cost of investments	$39,285,584,805
Value - Unaffiliated issuers	$31,525,409,136
Value - Controlled affiliates (Note 3f)	6,319,831,030
Total value of investments	37,845,240,166
Cash	384,059,158
Restricted Cash (Note 1d)	1,144,354,000
Foreign currency, at value (cost $5,882,792)	5,853,336
Receivables:
Investment securities sold	80,215,885
Capital shares sold	76,925,222
Interest	548,714,472
Due from brokers	695,327,931
Unrealized appreciation on OTC forward exchange contracts	2,193,936,337
Other assets	4,521
Total assets	42,974,631,028
Liabilities:
Payables:
Capital shares redeemed	200,035,358
Management fees	14,874,288
Distribution fees	9,995,612
Transfer agent fees	13,405,376
Variation margin	39,910,754
Due to brokers	1,528,414,000
Unrealized depreciation on OTC forward exchange contracts	260,342,547
Deferred tax	51,878,941
Accrued expenses and other liabilities	9,744,572
Total liabilities	2,128,601,448
Net assets, at value	$40,846,029,580
Net assets consist of:
Paid-in capital	$42,831,317,894
Distributions in excess of net investment income	(2,309,146,058)
Net unrealized appreciation (depreciation)	477,668,418
Accumulated net realized gain (loss)	(153,810,674)
Net assets, at value	$40,846,029,580

28 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
December 31, 2016

Templeton Global Bond Fund

Class A:
Net assets, at value	$12,703,965,860
Shares outstanding	1,058,554,411
Net asset value per share[a]	$12.00
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.53
Class C:
Net assets, at value	$4,072,562,330
Shares outstanding	338,530,163
Net asset value and maximum offering price per share[a]	$12.03
Class R:
Net assets, at value	$306,906,983
Shares outstanding	25,574,152
Net asset value and maximum offering price per share	$12.00
Class R6:
Net assets, at value	$2,924,394,310
Shares outstanding	244,611,915
Net asset value and maximum offering price per share	$11.96
Advisor Class:
Net assets, at value	$20,838,200,097
Shares outstanding	1,742,991,391
Net asset value and maximum offering price per share	$11.96

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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The accompanying notes are an integral part of these financial statements. | Annual Report 29

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Operations

Templeton Global Bond Fund

	Period Ended	Year Ended
	December 31, 2016[a]	August 31, 2016
Investment income:
Dividends:
Controlled affiliates (Note 3f)	$254,343	$—
Interest (net of foreign taxes of $23,254,612 and $66,763,453, respectively)	717,369,702	2,372,725,821
Total investment income	717,624,045	2,372,725,821
Expenses:
Management fees (Note 3a)	66,984,619	247,911,775
Distribution fees: (Note 3c)
Class A	10,922,018	41,356,712
Class C	9,076,235	34,191,867
Class R	513,025	1,721,469
Transfer agent fees: (Note 3e)
Class A	6,999,505	25,351,203
Class C	2,251,253	8,070,382
Class R	164,545	527,657
Class R6	25,289	75,185
Advisor Class	11,420,711	41,222,182
Custodian fees (Note 4)	6,420,025	17,965,392
Reports to shareholders	2,352,219	4,306,589
Registration and filing fees	316,180	1,038,942
Professional fees	264,567	2,141,647
Trustees’ fees and expenses	115,032	467,940
Other	1,044,279	5,305,160
Total expenses	118,869,502	431,654,102
Expense reductions (Note 4)	(2,136,049)	(917,915)
Expenses waived/paid by affiliates (Note 3f and 3g)	(6,809,467)	(17,776,258)
Net expenses	109,923,986	412,959,929
Net investment income	607,700,059	1,959,765,892
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(1,086,217,066)	(2,392,620,309)
Foreign currency transactions	(404,101,601)	(1,182,075,293)
Swap contracts	9,070,002	(194,823,777)
Net realized gain (loss)	(1,481,248,665)	(3,769,519,379)
Net change in unrealized appreciation (depreciation) on:
Investments	(737,252,044)	4,473,479,137
Translation of other assets and liabilities
denominated in foreign currencies	3,395,368,191	(1,725,665,397)
Swap contracts	909,170,111	(1,025,003,696)
Change in deferred taxes on unrealized appreciation	17,605,956	(46,793,429)
Net change in unrealized appreciation (depreciation)	3,584,892,214	1,676,016,615
Net realized and unrealized gain (loss)	2,103,643,549	(2,093,502,764)
Net increase (decrease) in net assets resulting from operations	$2,711,343,608	$(133,736,872)

[a]For the period September 1, 2016 to December 31, 2016.

30 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		TEMPLETON INCOME TRUST
		FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Bond Fund

	Period Ended
	December 31,	Year Ended August 31,
	2016 [a]	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income	$607,700,059	$1,959,765,892	$1,918,862,127
Net realized gain (loss)	(1,481,248,665)	(3,769,519,379)	1,533,373,258
Net change in unrealized appreciation (depreciation)	3,584,892,214	1,676,016,615	(8,215,116,388)
Net increase (decrease) in net assets resulting from operations	2,711,343,608	(133,736,872)	(4,762,881,003)
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	—	(188,140,461)	(1,426,740,514)
Class C	—	(52,668,223)	(456,402,157)
Class R	—	(3,379,795)	(23,094,899)
Class R6	—	(34,175,805)	(158,468,340)
Advisor Class	—	(342,705,079)	(2,531,270,279)
Net realized gains:
Class A	—	—	(48,969,283)
Class C	—	—	(16,770,582)
Class R	—	—	(805,892)
Class R6	—	—	(4,736,424)
Advisor Class	—	—	(83,506,392)
Tax return of capital:
Class A	(90,964,353)	(279,411,411)	—
Class C	(23,676,493)	(74,920,547)	—
Class R	(1,887,360)	(5,419,090)	—
Class R6	(24,589,798)	(64,420,742)	—
Advisor Class	(167,189,205)	(489,428,472)	—
Total distributions to shareholders	(308,307,209)	(1,534,669,625)	(4,750,764,762)
Capital share transactions: (Note 2)
Class A	(1,800,675,169)	(4,777,735,450)	(1,838,992,575)
Class C	(599,501,673)	(1,575,647,174)	(1,041,771,546)
Class R	(30,118,923)	(29,039,808)	42,137,606
Class R6	(338,749,161)	383,408,401	1,214,781,557
Advisor Class	(2,563,414,404)	(9,490,067,830)	(1,071,098,074)
Total capital share transactions	(5,332,459,330)	(15,489,081,861)	(2,694,943,032)
Net increase (decrease) in net assets	(2,929,422,931)	(17,157,488,358)	(12,208,588,797)
Net assets:
Beginning of period	43,775,452,511	60,932,940,869	73,141,529,666
End of period.	$40,846,029,580	$43,775,452,511	$60,932,940,869
Distributions in excess of net investment income included in net assets:
End of period.	$(2,309,146,058)	$(4,340,946,219)	$(1,682,787,996)

aFor the period September 1, 2016 to December 31, 2016.

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TEMPLETON INCOME TRUST

Notes to Financial Statements

Templeton Global Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Global Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The Fund’s fiscal year was changed to December 31. As a result, the Fund had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end August 31, 2016 and December 31, 2016.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral

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33

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains in the Statements of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 9 regarding other derivative information.

d. Restricted Cash

At December 31, 2016, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statements of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Period Ended
	December 31,
		2016[a]
	Shares	Amount
Class A Shares:
Shares sold	59,160,379	$685,606,181
Shares issued in reinvestment of distributions	7,538,313	86,601,196
Shares redeemed	(223,522,679)	(2,572,882,546)
Net increase (decrease)	(156,823,987)	$(1,800,675,169)
Class C Shares:
Shares sold	4,416,013	$51,267,360
Shares issued in reinvestment of distributions	1,745,890	20,108,432
Shares redeemed	(58,069,458)	(670,877,465)
Net increase (decrease)	(51,907,555)	$(599,501,673)

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

2. Shares of Beneficial Interest (continued)

		Period Ended
		December 31,
		2016 [a]
	Shares	Amount
Class R Shares:
Shares sold	1,583,871	$18,211,161
Shares issued in reinvestment of distributions	153,044	1,759,107
Shares redeemed	(4,355,263)	(50,089,191)
Net increase (decrease)	(2,618,348)	$(30,118,923)
Class R6 Shares:
Shares sold	26,715,199	$305,034,598
Shares issued in reinvestment of distributions	1,991,019	22,788,490
Shares redeemed	(58,605,809)	(666,572,249)
Net increase (decrease)	(29,899,591)	$(338,749,161)
Advisor Class Shares:
Shares sold	131,243,960	$1,508,309,710
Shares issued in reinvestment of distributions	12,290,397	140,735,296
Shares redeemed	(366,235,661)	(4,212,459,410)
Net increase (decrease)	(222,701,304)	$(2,563,414,404)

[a]For the period September 1, 2016 to December 31, 2016.
		Year Ended
	August 31, 2016		August 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	229,370,553	$2,628,193,417	377,413,038	$4,750,325,054
Shares issued in reinvestment of distributions	38,954,864	444,049,952	109,931,692	1,364,258,216
Shares redeemed.	(687,425,634)	(7,849,978,819)	(635,235,897)	(7,953,575,845)
Net increase (decrease)	(419,100,217)	$(4,777,735,450)	(147,891,167)	$(1,838,992,575)
Class C Shares:
Shares sold	26,508,612	$304,875,491	55,317,616	$701,305,682
Shares issued in reinvestment of distributions	9,380,713	107,209,762	31,326,424	389,548,262
Shares redeemed.	(173,376,368)	(1,987,732,427)	(170,263,829)	(2,132,625,490)
Net increase (decrease)	(137,487,043)	$(1,575,647,174)	(83,619,789)	$(1,041,771,546)
Class R Shares:
Shares sold	6,416,344	$73,229,854	8,966,710	$113,318,644
Shares issued in reinvestment of distributions	728,904	8,306,631	1,853,136	22,982,186
Shares redeemed.	(9,677,096)	(110,576,293)	(7,518,579)	(94,163,224)
Net increase (decrease)	(2,531,848)	$(29,039,808)	3,301,267	$42,137,606
Class R6 Shares:
Shares sold	109,246,751	$1,246,561,815	109,633,179	$1,371,591,476
Shares issued in reinvestment of distributions	8,156,948	92,480,055	12,283,169	151,765,750
Shares redeemed.	(84,330,503)	(955,633,469)	(25,230,341)	(308,575,669)
Net increase (decrease)	33,073,196	$383,408,401	96,686,007	$1,214,781,557

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

		Year Ended
	August 31, 2016		August 31, 2015
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Shares sold	535,809,896	$6,114,362,830	791,183,381	$9,963,311,439
Shares issued in reinvestment of distributions	60,499,066	687,132,773	169,324,719	2,094,752,523
Shares redeemed.	(1,430,322,563)	(16,291,563,433)	(1,058,846,416)	(13,129,162,036)
Net increase (decrease)	(834,013,601)	$(9,490,067,830)	(98,338,316)	$(1,071,098,074)

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
0.650%	Up to and including $200 million
0.585%	Over $200 million, up to and including $700 million
0.550%	Over $700 million, up to and including $1.2 billion
0.525%	Over $1.2 billion, up to and including $1.3 billion
0.475%	Over $1.3 billion, up to and including $35 billion
0.470%	Over $35 billion, up to and including $50 billion
0.465%	Over $50 billion, up to and including $65 billion
0.460%	Over $65 billion, up to and including $80 billion
0.455%	In excess of $80 billion

For the period ended December 31, 2016, the annualized effective investment management fee rate was 0.478% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

3.	Transactions with Affiliates (continued)
c.	Distribution Fees (continued)

subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$228,273
CDSC retained	$60,780

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended December 31, 2016, the Fund paid transfer agent fees of $20,861,303, of which $7,726,560 was retained by Investor Services.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended December 31, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.09%	6,437,468,884	6,331,994,894	(6,449,632,748)	6,319,831,030	$6,319,831,030	$254,343	$ –	39.7%

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2017.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended December 31, 2016, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains, if any.

At December 31, 2016, the capital loss carryforwards were as follows:
Capital loss carryforwards not subject to expiration:
Short term	$49,788,704
Long term	102,920,133
Total capital loss carryforwards	$152,708,837

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

5. Income Taxes (continued)

The tax character of distributions paid during the period ended December 31, 2016 and years ended August 31, 2016 and 2015, was as follows:

		August 31,
	December 31,
	2016	2016	2015
Distributions paid from:
Ordinary income	$—	$621,069,363	$4,750,764,762
Return of capital	308,307,209	913,600,262	—
	$308,307,209	$1,534,669,625	$4,750,764,762

At December 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$39,741,751,209

Unrealized appreciation	$1,230,278,334
Unrealized depreciation	(3,126,789,377)
Net unrealized appreciation (depreciation)	$(1,896,511,043)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.

In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the period ended December 31, 2016, such reclassifications were as follows:

Paid-in captial	$(2,798,541,216)
Distributions in excess of net investment income	$1,424,100,102
Accumulated net realized gain (loss)	$1,374,441,114

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2016, aggregated $7,128,597,081 and $9,060,926,618, respectively.

7. Credit Risk

At December 31, 2016, the Fund had 26.4% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

9. Other Derivative Information

At December 31, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts	Statement of			Statement of
Not Accounted for as	Assets and Liabilities			Assets and Liabilities
Hedging Instruments	Location	Fair Value		Location	Fair Value
Interest rate contracts	Variation margin	$117,255,269	[a]	Variation margin	$77,099,517	[a]
Foreign exchange contracts.	Unrealized appreciation on OTC	2,193,936,337		Unrealized depreciation on OTC	260,342,547
	forward exchange contracts			forward exchange contracts
Value recovery instruments	Investments in securities, at	198,542,190		Investments in securities, at	—
	value			value
Totals		$2,509,733,796			$337,442,064

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended December 31, 2016, the effect of derivative contracts in the Fund’s Statements of Operations was as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statements of	Gain (Loss) for	Statements of	(Depreciation)
Hedging Instruments	Operations Locations	the Period	Operations Locations	for the Period

	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Interest rate contracts.	Swap contracts	$9,070,002	Swap contracts	$909,170,111
Foreign exchange contracts.	Foreign currency transactions	(356,523,779)[a]	Translation of other assets	3,404,058,040	[a]
			and liabilities denominated
			in foreign currencies
Value recovery instruments	Investments	—	Investments	(11,785,595)
Totals		$(347,453,777)		$4,301,442,556

[a]Forward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statements of Operations.

For the period ended December 31, 2016, the average month end fair value of derivatives represented 6.7% of average month end net assets. The average month end number of open derivative contracts for the period was 333.

At December 31, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$2,193,936,337	$260,342,547

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

franklintempleton.com Annual Report 41

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

9. Other Derivative Information (continued)

At December 31, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received[a,b]	Received[b]	than zero)
Counterparty
BOFA	$169,358,202	$—	$—	$(169,358,202)	$—
BZWS	412,882,500	(32,905,208)	—	(379,977,292)	—
CITI	417,213,701	(66,355,434)	—	(350,858,267)	—
DBAB	166,931,162	(57,134,414)	—	(109,796,748)	—
GSCO	111,863,223	(655,593)	—	(111,207,630)	—
HSBK.	445,824,054	(54,486,675)	(315,912,804)	—	75,424,575
JPHQ	325,322,903	(20,800,008)	(211,633,633)	(92,889,262)	—
MSCO	43,619,124	(27,997,968)	—	(15,621,156)	—
SCNY.	89,159,609	(7,247)	(3,542,692)	(85,609,670)	—
UBSW	11,761,859	—	(11,761,859)	—	—
Total	$2,193,936,337	$(260,342,547)	$(542,850,988)	$(1,315,318,227)	$75,424,575

[a]At December 31, 2016, the Fund received Switzerland Government Bonds, United Kingdom Treasury Bonds, U.S. Government and Agency securities and U.S. Treasury
Bonds, Notes and Bills as collateral for derivatives.
[b]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateral-
ization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At December 31, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS	32,905,208	(32,905,208)	—	—	—
CITI	66,355,434	(66,355,434)	—	—	—
DBAB	57,134,414	(57,134,414)	—	—	—
GSCO	655,593	(655,593)	—	—	—
HSBK	54,486,675	(54,486,675)	—	—	—
JPHQ	20,800,008	(20,800,008)	—	—	—
MSCO.	27,997,968	(27,997,968)	—	—	—
SCNY	7,247	(7,247)	—	—	—
UBSW.	—	—	—	—	—
Total	$260,342,547	$(260,342,547)	$—	$—	$—

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 45.

42 Annual Report franklintempleton.com

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended December 31, 2016, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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43

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

11. Fair Value Measurements (continued)

A summary of inputs used as of December 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$29,374,240,223	$—	$29,374,240,223
Quasi-Sovereign and Corporate Bonds[a]	—	483,914,028	—	483,914,028
Short Term Investments	6,319,831,030	1,667,254,885	—	7,987,085,915
Total Investments in Securities	$6,319,831,030	$31,525,409,136	$—	$37,845,240,166

Other Financial Instruments:
Forward Exchange Contracts	$—	$2,193,936,337	$—	$2,193,936,337
Swap Contracts.	—	117,255,269	—	117,255,269
Total Other Financial Instruments	$—	$2,311,191,606	$—	$2,311,191,606

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$260,342,547	$—	$260,342,547
Swap Contracts.	—	77,099,517	—	77,099,517
Total Other Financial Instruments	$—	$337,442,064	$—	$337,442,064

[a]For detailed categories, see the accompanying Statement of Investments.

12. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

44 Annual Report franklintempleton.com

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	BBA	British Bankers Association
BZWS	Barclays Bank PLC	BRL	Brazilian Real	FHLB	Federal Home Loan Bank
CITI	Citigroup, Inc.	COP	Colombian Peso	GDP	Gross Domestic Product
CME	Chicago Mercantile Exchange	EUR	Euro	LIBOR	London InterBank Offered Rate
DBAB	Deutsche Bank AG	IDR	Indonesian Rupiah	VRI	Value Recovery Instruments
GSCO	The Goldman Sachs Group, Inc.	INR	Indian Rupee
HSBK	HSBC Bank PLC	JPY	Japanese Yen
JPHQ	JP Morgan Chase Bank & Co.	KRW	South Korean Won
LCH	LCH Clearnet LLC	LKR	Sri Lankan Rupee
MSCO	Morgan Stanley	MXN	Mexican Peso
SCNY	Standard Chartered Bank	MYR	Malaysian Ringgit
UBSW	UBS AG	PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		USD	United States Dollar
		ZAR	South African Rand

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45

TEMPLETON INCOME TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Bond Fund (the "Fund") as of December 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2017

46 Annual Report

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TEMPLETON INCOME TRUST

Tax Information (unaudited)

Templeton Global Bond Fund

At December 31, 2016, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the first distribution in 2017, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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TEMPLETON INCOME TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton
Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1992	142	Bar-S Foods (meat packing company)
300 S.E. 2nd Street				(1981-2010).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958)	Trustee	Since 2008	42	Ares Capital Corporation (specialty
300 S.E. 2nd Street				finance company) (2010-present),
Fort Lauderdale, FL 33301-1923				United Natural Foods, Inc. (distributor
				of natural, organic and specialty foods)
				(2013-present), Allied Capital
				Corporation (financial services)
				(2003-2010), SLM Corporation (Sallie
				Mae) (1997-2014) and Navient
				Corporation (loan management,
				servicing and asset recovery)
				(2014-2016).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Mary C. Choksi (1950)	Trustee	Since October	136	Avis Budget Group Inc. (car rental)
300 S.E. 2nd Street		2016		(2007-present), Omnicom Group Inc.
Fort Lauderdale, FL 33301-1923				(advertising and marketing
				communications services)
				(2011-present) and H.J. Heinz
				Company (processed foods and allied
				products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging
Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment
Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Lead	Trustee since	142	Hess Corporation (exploration and
300 S.E. 2nd Street	Independent	2001 and Lead		refining of oil and gas) (1993-present),
Fort Lauderdale, FL 33301-1923	Trustee	Independent		Canadian National Railway (railroad)
		Trustee since 2007		(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), Santander
				Consumer USA Holdings, Inc.
				(consumer finance) (November 2016),
				RTI International Metals, Inc.
				(manufacture and distribution of
				titanium) (1999-2015) and H.J. Heinz
				Company (processed foods and allied
				products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).

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TEMPLETON INCOME TRUST

Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	142	Boeing Capital Corporation (aircraft
300 S.E. 2nd Street				financing) (2006-2013).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);
and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949)	Trustee	Since 2005	42	Emeritus Corporation (assisted living)
300 S.E. 2nd Street				(1999-2010) and OSI Pharmaceuticals,
Fort Lauderdale, FL 33301-1923				Inc. (pharmaceutical products)
				(2006-2010).
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer,
Dillon, Read & Co. Inc. (1982-1997).

Larry D. Thompson (1945)	Trustee	Since 2005	142	The Southern Company (energy
300 S.E. 2nd Street				company) (2014-present; previously
Fort Lauderdale, FL 33301-1923				2010-2012), Graham Holdings
				Company (education and media
				organization) (2011-present) and
				Cbeyond, Inc. (business
				communications provider)
				(2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present;
previously 2011-2012); and formerly, Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc.
(consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011);
Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003)

Constantine D. Tseretopoulos	Trustee	Since 2003	26	None
(1954)
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).

Robert E. Wade (1946)	Trustee	Since 2006	42	El Oro Ltd (investments)
300 S.E. 2nd Street				(2003-present).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	158	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	142	None
One Franklin Parkway	the Board,	Board and Trustee
San Mateo, CA 94403-1906	Trustee and	since 2013 and
	Vice President	Vice President
since 1996
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and
officer of 45 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948)	Vice President	Since May 2016	Not Applicable	Not Applicable
One Franklin Parkway	– AML
San Mateo, CA 94403-1906	Compliance
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Christopher J. Molumphy	President and	Since 2002	Not Applicable	Not Applicable
(1962)	Chief Executive
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Investment
Management
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the
South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Mark H. Otani (1968)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin
Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Lori A. Weber (1964)	Secretary and	Secretary since	Not Applicable	Not Applicable
300 S.E. 2nd Street	Vice President	2013 and Vice
Fort Lauderdale, FL 33301-1923		President since
2011
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director ofFranklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective May 13, 2016, Frank J. Crothers ceased to be a trustee of the Trust.
Note 4: Effective November 1, 2016, Frank A. Olson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014-2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001. Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceu-
ticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial
Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and
Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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TEMPLETON INCOME TRUST
TEMPLETON GLOBAL BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Fund uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Fund’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by
visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding the
operations of the Public Reference Room may be obtained by
calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus
available upon request). To reduce Fund expenses, we try to
identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This
process, called “householding,” will continue indefinitely
unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At
any time you may view current prospectuses/summary
prospectuses and financial reports on our website. If you
choose, you may receive these documents through electronic
delivery.

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Annual Report and Shareholder Letter
Templeton Global Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	406 A 02/17

Annual Report
and Shareholder Letter

December 31, 2016

Templeton Global Total Return Fund

A SERIES OF TEMPLETON INCOME TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Annual Report

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Annual Report

Templeton Global Total Return Fund

As approved by the board of trustees at a meeting held on July 13, 2016, Templeton Global Total Return Fund’s fiscal year-end was changed to December 31. We are pleased to bring you Templeton Global Total Return Fund’s annual report covering the shortened fiscal year for the transitional four-month period between the Fund’s prior fiscal year-end, August 31, 2016, and December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return consisting of a combination of interest income, capital appreciation and currency gains. Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government agencies and government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the four months under review, the Fund’s Class A shares delivered a +7.08% cumulative total return. In comparison, the global fixed income market, as measured by the Fund’s benchmark, the Bloomberg Barclays Multiverse Index, had a -6.15% cumulative total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

At the beginning of the reporting period, developed markets remained in a state of low rates, with the yield on the 10-year U.S. Treasury note at 1.58% and short-term yields in Japan and the eurozone in negative territory. Declining oil prices earlier in the year appeared to raise fears of a global recession but we believed the fears were largely unwarranted. In our opinion, markets appeared to overestimate the extent to which lower headline inflation reflected structurally weaker global demand; however, we believed that supply factors were the main driver behind falling energy and commodity prices, not a collapse in demand. We expected the effects of lower oil prices to be short term and the disinflationary impact to wane as commodity prices stabilized. However, the belief that inflation had become structurally lower appeared to lead some investors to take complacent views on interest rates, keeping yields unnaturally low, which persisted through September 2016. Underlying inflation in the U.S. was not adequately priced into bond yields during the first month of the period, in our view, and we were

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 16.

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TEMPLETON GLOBAL TOTAL RETURN FUND

wary of the lack of inflation being priced into bond yields across the globe. We believed there were more risks of inflation moving up than down, yet markets appeared to price in deflation and downside risks. Concurrently, the U.S. Federal Reserve (Fed) passed on raising rates at its September meeting, while a number of currencies strengthened against the U.S. dollar.

In October, U.S. Treasury yields began to rise sharply due to growing expectations for a December rate hike and a recognition that inflation pressures had been rising. The U.S. dollar broadly strengthened against a vast set of currencies during the month, notably against the Japanese yen and the euro. By November, a sharp correction in U.S. Treasury valuations was fully underway, manifesting quickly after the results of the U.S. election as markets appeared to rapidly move toward our long-held view that inflation pressures were rising. Once those corrections to yields began, they were quite severe in a short period of time, demonstrating just how extreme those valuations had become. Growing rate differentials between the rising yields in the U.S. and the low to negative yields in the eurozone and Japan drove significant depreciations of the euro and the yen against the U.S. dollar. The Fed ultimately hiked the federal funds target rate by 0.25% at its mid-December meeting and indicated that it expected three rate hikes in 2017. The yield on the 10-year U.S. Treasury note finished the period nearly 0.90% higher at 2.45%, while the euro and the yen notably depreciated against the U.S. dollar over the full period.

Geographic Composition*

Based on Total Net Assets as of 12/31/16

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**The Fund’s euro area investments were in Portugal.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we consider various factors including evaluation of interest and currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and regularly utilize currency and cross currency forward contracts and may also use other derivative instruments.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Manager’s Discussion

On the whole, we continued to position the Fund for rising rates by maintaining low portfolio duration and aiming for a negative correlation with U.S. Treasury returns. We also continued to actively seek select duration exposures that we believe can offer positive real yields without taking undue interest-rate risk, favoring countries that we feel have solid underlying fundamentals and prudent fiscal, monetary and financial policies. During the period, we added to some of our strongest investment convictions as prices became cheaper during periods of heightened volatility. We also maintained exposures to a number of emerging market currencies that we believe remained fundamentally undervalued. Overall, we were positioned for depreciation of the euro and the Japanese yen, rising U.S. Treasury yields, and currency appreciation in select emerging markets. During the period, we used currency forward contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.

What is duration?
Duration is a measure of a bond’s price sensitivity to
interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to
interest-rate changes than a portfolio with a higher duration.

4 Annual Report

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TEMPLETON GLOBAL TOTAL RETURN FUND

During the period, the Fund’s positive absolute performance

What is an interest-rate swap?
An interest-rate swap is an agreement between two parties to exchange interest rate payment obligations, generally one
based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime,
commercial paper or other benchmarks).

benefited from currency positions and interest-rate strategies. Overall credit exposures had a largely neutral effect. Net-negative positions in the Japanese yen and the euro, achieved by currency forward contracts, contributed to absolute return. However, currency positions in Latin America (Mexican peso) and Asia ex-Japan (Malaysian ringgit) detracted from absolute performance. The Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Negative duration exposure to U.S. Treasuries contributed to absolute return.

On a relative basis, the Fund’s outperformance benefited from currency positions and interest-rate strategies. Overall credit exposures had a largely neutral effect. Underweighted positions in the Japanese yen and the euro contributed to relative return. However, overweighted currency positions in Latin America (Mexican peso) and Asia ex-Japan (Malaysian ringgit) detracted from relative performance. The Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Select underweighted duration exposures in Europe contributed to relative return, as did underweighted duration exposure in the U.S.

Currency Composition*
12/31/16
% of Total
Net Assets
Americas	141.8%
U.S. Dollar	93.2%
Mexican Peso	20.1%
Brazilian Real	14.5%
Argentinian Peso	4.5%
Colombian Peso	4.0%
Uruguayan Peso	3.6%
Chilean Peso	1.9%
Middle East & Africa	3.7%
Ghanaian Cedi	2.9%
South African Rand	0.8%
Asia Pacific	-8.7%
Malaysian Ringgit	14.0%
Indonesian Rupiah	9.4%
Indian Rupee	7.7%
Philippine Peso	4.2%
Sri Lankan Rupee	0.5%
South Korean Won	-0.1%
Australian Dollar	-9.1%
Japanese Yen	-35.3%
Europe	-36.8%
Serbian Dinar	1.2%
British Pound Sterling	0.0%**
Deutsche Mark	0.0%**
Euro	-38.0%

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.
**Rounds to less than 0.1%.

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Annual Report

5

TEMPLETON GLOBAL TOTAL RETURN FUND

Thank you for your continued participation in Templeton
Global Total Return Fund. We look forward to serving your
future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period.
The way we implement our main investment strategies and the
resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON GLOBAL TOTAL RETURN FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
4-Month	+7.08%	+2.49%
1-Year	+8.41%	+3.79%
5-Year	+27.56%	+4.09%
Since Inception (9/30/08)	+89.80%	+7.51%
Advisor
4-Month	+7.06%	+7.06%
1-Year	+8.66%	+8.66%
5-Year	+29.13%	+5.25%
Since Inception (9/30/08)	+93.69%	+8.34%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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7

TEMPLETON GLOBAL TOTAL RETURN FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

See page 9 for Performance Summary footnotes.

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		TEMPLETON GLOBAL TOTAL RETURN FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	1.07%	1.08%
Advisor	0.82%	0.83%

All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have any adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal.
Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share pricemay decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Source: Morningstar. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

9

TEMPLETON GLOBAL TOTAL RETURN FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16[1]	Value 12/31/16	7/1/16–12/31/16[2,3]	Value 12/31/16	7/1/16–12/31/16[2,3]	Ratio[3]
A	$1,000	$1,070.80	$3.70	$1,019.81	$5.45	1.07%
C	$1,000	$1,068.50	$5.08	$1,017.80	$7.48	1.47%
R	$1,000	$1,068.90	$4.56	$1,018.55	$6.72	1.32%
R6	$1,000	$1,072.10	$2.39	$1,021.73	$3.52	0.69%
Advisor	$1,000	$1,070.60	$2.84	$1,021.07	$4.18	0.82%

1. 9/1/16 for Actual; 7/1/16 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 122/365 to reflect the number of days during the period.

3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

10 Annual Report

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TEMPLETON INCOME TRUST

Financial Highlights
Templeton Global Total Return Fund
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$11.38	$11.63	$13.59	$12.95	$13.15	$13.47
Income from investment operations[b]:
Net investment income[c]	0.21	0.58	0.51	0.49	0.52	0.55
Net realized and unrealized gains (losses)	0.60	(0.47)	(1.48)	0.74	0.17	(0.13)
Total from investment operations	0.81	0.11	(0.97)	1.23	0.69	0.42
Less distributions from:
Net investment income and net foreign currency
gains	—	(0.13)	(0.96)	(0.59)	(0.86)	(0.66)
Net realized gains	—	—	(0.03)	—	(0.03)	(0.08)
Tax return of capital	(0.10)	(0.23)	—	—	—	—
Total distributions.	(0.10)	(0.36)	(0.99)	(0.59)	(0.89)	(0.74)
Net asset value, end of period	$12.09	$11.38	$11.63	$13.59	$12.95	$13.15

Total return[d]	7.08%	1.08%	(7.40)%	9.56%	5.27%	3.36%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates
and expense reduction	1.10%	1.07%	1.04%	1.03%	1.01%	1.04%
Expenses net of waiver and payments by affiliates
and expense reduction	1.07%	1.06%[f]	1.02%[f]	1.01%[f]	1.00%[f]	1.04%
Net investment income	5.22%	5.14%	4.05%	3.66%	3.76%	4.33%

Supplemental data
Net assets, end of period (000’s)	$1,197,319	$1,227,550	$1,632,114	$2,115,198	$1,875,526	$1,138,837
Portfolio turnover rate	17.10%	44.16%	32.07%	28.85%	25.45%	23.98%

aFor the period September 1, 2016 to December 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 11

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$11.38	$11.61	$13.58	$12.94	$13.13	$13.46
Income from investment operations[b]:
Net investment income[c]	0.19	0.54	0.46	0.44	0.46	0.50
Net realized and unrealized gains (losses)	0.59	(0.46)	(1.49)	0.73	0.19	(0.14)
Total from investment operations	0.78	0.08	(1.03)	1.17	0.65	0.36
Less distributions from:
Net investment income and net foreign currency
gains	—	(0.12)	(0.91)	(0.53)	(0.81)	(0.61)
Net realized gains	—	—	(0.03)	—	(0.03)	(0.08)
Tax return of capital	(0.09)	(0.19)	—	—	—	—
Total distributions.	(0.09)	(0.31)	(0.94)	(0.53)	(0.84)	(0.69)
Net asset value, end of period	$12.07	$11.38	$11.61	$13.58	$12.94	$13.13

Total return[d]	6.85%	0.76%	(7.85)%	9.22%	4.78%	3.03%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates
and expense reduction	1.50%	1.47%	1.44%	1.43%	1.41%	1.44%
Expenses net of waiver and payments by affiliates
and expense reduction	1.47%	1.46%[f]	1.42%[f]	1.41%[f]	1.40%[f]	1.44%
Net investment income	4.82%	4.74%	3.65%	3.26%	3.36%	3.93%

Supplemental data
Net assets, end of period (000’s)	$481,915	$517,428	$708,010	$904,521	$809,479	$512,461
Portfolio turnover rate	17.10%	44.16%	32.07%	28.85%	25.45%	23.98%

aFor the period September 1, 2016 to December 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

12 Annual Report | The accompanying notes are an integral part of these financial statements.

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				TEMPLETON INCOME TRUST
				FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$11.40	$11.63	$13.60	$12.96	$13.15	$13.48
Income from investment operations[b]:
Net investment income[c]	0.19	0.56	0.48	0.46	0.50	0.52
Net realized and unrealized gains (losses)	0.59	(0.46)	(1.49)	0.73	0.17	(0.14)
Total from investment operations	0.78	0.10	(1.01)	1.19	0.67	0.38
Less distributions from:
Net investment income and net foreign currency
gains	—	(0.12)	(0.93)	(0.55)	(0.83)	(0.63)
Net realized gains	—	—	(0.03)	—	(0.03)	(0.08)
Tax return of capital	(0.09)	(0.21)	—	—	—	—
Total distributions.	(0.09)	(0.33)	(0.96)	(0.55)	(0.86)	(0.71)
Net asset value, end of period	$12.09	$11.40	$11.63	$13.60	$12.96	$13.15

Total return[d]	6.89%	0.91%	(7.70)%	9.36%	4.93%	3.18%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates
and expense reduction	1.35%	1.32%	1.29%	1.28%	1.26%	1.29%
Expenses net of waiver and payments by affiliates
and expense reduction	1.32%	1.31%[f]	1.27%[f]	1.26%[f]	1.25%[f]	1.29%
Net investment income	4.97%	4.89%	3.80%	3.41%	3.51%	4.08%

Supplemental data
Net assets, end of period (000’s)	$9,782	$9,692	$9,809	$8,090	$7,450	$6,508
Portfolio turnover rate	17.10%	44.16%	32.07%	28.85%	25.45%	23.98%

aFor the period September 1, 2016 to December 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 13

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013 [b]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.41	$11.64	$13.61	$12.97	$14.03
Income from investment operations[c]:
Net investment income[d]	0.22	0.64	0.56	0.54	0.15
Net realized and unrealized gains (losses)	0.59	(0.47)	(1.49)	0.74	(1.03)
Total from investment operations	0.81	0.17	(0.93)	1.28	(0.88)
Less distributions from:
Net investment income and net foreign currency gains	—	(0.15)	(1.01)	(0.64)	(0.18)
Net realized gains	—	—	(0.03)	—	—
Tax return of capital	(0.12)	(0.25)	—	—	—
Total distributions	(0.12)	(0.40)	(1.04)	(0.64)	(0.18)
Net asset value, end of period	$12.10	$11.41	$11.64	$13.61	$12.97

Total return[e]	7.21%	1.47%	(7.12)%	10.02%	(6.31)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense
reduction	0.72%	0.69%	0.68%	0.68%	0.68%
Expenses net of waiver and payments by affiliates and expense
reduction	0.69%	0.68%[g]	0.66%[g]	0.66%[g]	0.67%[g]
Net investment income	5.60%	5.52%	4.41%	4.01%	4.09%

Supplemental data
Net assets, end of period (000’s)	$904,147	$882,402	$1,220,888	$1,038,236	$691,716
Portfolio turnover rate	17.10%	44.16%	32.07%	28.85%	25.45%

aFor the period September 1, 2016 to December 31, 2016.
bFor the period May 1, 2013 (effective date) to August 31, 2013.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

				TEMPLETON INCOME TRUST
				FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$11.41	$11.64	$13.61	$12.97	$13.16	$13.49
Income from investment operations[b]:
Net investment income[c]	0.21	0.61	0.55	0.53	0.55	0.59
Net realized and unrealized gains (losses)	0.59	(0.45)	(1.49)	0.73	0.19	(0.14)
Total from investment operations	0.80	0.16	(0.94)	1.26	0.74	0.45
Less distributions from:
Net investment income and net foreign currency
gains	—	(0.14)	(1.00)	(0.62)	(0.90)	(0.70)
Net realized gains	—	—	(0.03)	—	(0.03)	(0.08)
Tax return of capital	(0.11)	(0.25)	—	—	—	—
Total distributions.	(0.11)	(0.39)	(1.03)	(0.62)	(0.93)	(0.78)
Net asset value, end of period	$12.10	$11.41	$11.64	$13.61	$12.97	$13.16

Total return[d]	7.06%	1.42%	(7.23)%	9.91%	5.45%	3.70%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates
and expense reduction	0.85%	0.82%	0.79%	0.78%	0.76%	0.79%
Expenses net of waiver and payments by affiliates
and expense reduction	0.82%	0.81%[f]	0.77%[f]	0.76%[f]	0.75%[f]	0.79%
Net investment income	5.47%	5.39%	4.30%	3.91%	4.01%	4.58%

Supplemental data
Net assets, end of period (000’s)	$2,729,232	$2,497,162	$3,857,408	$5,017,585	$3,602,558	$2,313,376
Portfolio turnover rate	17.10%	44.16%	32.07%	28.85%	25.45%	23.98%

aFor the period September 1, 2016 to December 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report 15

TEMPLETON INCOME TRUST

Statement of Investments, December 31, 2016
Templeton Global Total Return Fund
	Shares/
	Warrants			Value

Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%
[a,b] Edcon Holdings Ltd., F wts., 2/20/49	22,026			$—
[a,b] Edcon Holdings Ltd., F1 wts., 2/20/49	394,125,656			—
[a,b] Edcon Holdings Ltd., F2 wts., 2/20/49	31,916,299			—
				—
United States 0.0%†
[a,c] CEVA Holdings LLC	920			91,955
Total Common Stocks and Other Equity Interests (Cost $5,828,983)				91,955

Convertible Preferred Stocks 0.0%†
United States 0.0%†
[a,c] CEVA Holdings LLC, cvt. pfd., A-1	37			12,025
[a,c] CEVA Holdings LLC, cvt. pfd., A-2	1,990			447,881
Total Convertible Preferred Stocks (Cost $2,895,379)				459,906

	Principal
	Amount*

Convertible Bonds (Cost $53,860,000) 1.0%
Canada 1.0%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000			54,162,962
[d,e] Senior Floating Rate Interests (Cost $133,012) 0.0%†
United States 0.0%†
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	134,540			136,474
Foreign Government and Agency Securities 76.7%
Argentina 4.5%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	1,387,850,000		ARS	88,948,559
16.00%, 10/17/23	533,672,400		ARS	32,287,644
senior note, 15.50%, 10/17/26.	1,954,428,600		ARS	118,622,684
				239,858,887
Bosnia and Herzegovina 0.0%†
[d,f] Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.563%, 12/11/21	145,833		DEM	66,099
Brazil 14.0%
Letra Tesouro Nacional,
Strip, 1/01/19	35,100	[g]	BRL	8,762,674
Strip, 7/01/19	471,390	[g]	BRL	111,692,288
Nota Do Tesouro Nacional,
10.00%, 1/01/21	199,890	[g]	BRL	59,182,597
10.00%, 1/01/23	373,872	[g]	BRL	108,302,782
10.00%, 1/01/25	776,714	[g]	BRL	222,450,035
10.00%, 1/01/27	206,335	[g]	BRL	58,540,511
[h] Index Linked, 6.00%, 5/15/19	17,935	[g]	BRL	16,311,712
[h] Index Linked, 6.00%, 8/15/22	60,412	[g]	BRL	54,720,753
[h] Index Linked, 6.00%, 5/15/23	113,138	[g]	BRL	103,200,538
[h] Index Linked, 6.00%, 8/15/24	4,390	[g]	BRL	3,994,569
[h] Index Linked, 6.00%, 8/15/50	400	[g]	BRL	380,820
				747,539,279

16 Annual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Colombia 3.9%
Government of Colombia,
senior bond, 7.75%, 4/14/21	12,635,000,000	COP	$4,398,099
senior bond, 4.375%, 3/21/23	1,916,000,000	COP	559,166
senior bond, 9.85%, 6/28/27	3,053,000,000	COP	1,201,267
Titulos de Tesoreria,
B, 5.00%, 11/21/18	6,334,000,000	COP	2,066,968
B, 7.75%, 9/18/30	230,680,000,000	COP	79,829,351
senior bond, B, 11.25%, 10/24/18	27,187,000,000	COP	9,788,043
senior bond, B, 11.00%, 7/24/20	19,102,000,000	COP	7,232,957
senior bond, B, 7.00%, 5/04/22	25,552,000,000	COP	8,634,780
senior bond, B, 10.00%, 7/24/24	54,675,000,000	COP	21,472,961
senior bond, B, 7.50%, 8/26/26	131,197,000,000	COP	44,915,962
senior bond, B, 6.00%, 4/28/28	75,595,000,000	COP	22,642,366
senior note, B, 7.00%, 9/11/19	18,368,000,000	COP	6,204,584
			208,946,504
Croatia 0.1%
[i] Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000		4,426,797
Ghana 2.7%
Ghana Treasury Note,
24.25%, 10/09/17	4,890,000	GHS	1,153,836
23.95%, 11/06/17	7,490,000	GHS	1,766,613
23.30%, 12/11/17	13,470,000	GHS	3,167,934
24.25%, 6/11/18	28,190,000	GHS	6,741,397
22.50%, 12/10/18	24,160,000	GHS	5,613,709
Government of Ghana,
23.00%, 2/13/17	25,490,000	GHS	5,921,320
25.48%, 4/24/17	1,320,000	GHS	309,617
24.44%, 5/29/17	34,140,000	GHS	8,005,478
26.00%, 6/05/17	3,110,000	GHS	734,090
25.40%, 7/31/17	11,600,000	GHS	2,744,284
23.00%, 8/21/17	85,849,000	GHS	20,065,677
23.23%, 2/19/18	19,460,000	GHS	4,580,759
22.49%, 4/23/18	5,950,000	GHS	1,391,854
23.47%, 5/21/18	47,670,000	GHS	11,284,235
19.04%, 9/24/18	43,190,000	GHS	9,661,213
24.50%, 10/22/18	71,467,000	GHS	17,696,035
24.50%, 4/22/19	23,280,000	GHS	5,793,833
24.50%, 5/27/19	13,490,000	GHS	3,346,413
21.00%, 3/23/20	460,000	GHS	109,682
24.50%, 6/21/21	31,820,000	GHS	8,646,168
24.75%, 7/19/21	3,500,000	GHS	951,410
senior note, 24.00%, 11/23/20.	94,380,000	GHS	24,373,011
			144,058,568
India 4.3%
Government of India,
senior bond, 7.80%, 5/03/20	1,786,600,000	INR	27,240,211
senior bond, 8.35%, 5/14/22	527,100,000	INR	8,315,988
senior bond, 9.15%, 11/14/24	2,349,000,000	INR	39,487,347
senior note, 7.28%, 6/03/19	69,400,000	INR	1,041,594
senior note, 8.27%, 6/09/20	878,000,000	INR	13,633,426

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Annual Report

17

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India (continued)
Government of India, (continued)
senior note, 8.12%, 12/10/20	1,324,500,000		INR	$20,579,344
senior note, 7.80%, 4/11/21	4,542,700,000		INR	69,875,685
senior note, 7.16%, 5/20/23	2,481,400,000		INR	37,447,461
senior note, 8.83%, 11/25/23	665,900,000		INR	10,888,622
				228,509,678
Indonesia 6.6%
Government of Indonesia,
6.125%, 5/15/28	18,838,000,000		IDR	1,181,527
FR34, 12.80%, 6/15/21	34,970,000,000		IDR	3,090,327
FR35, 12.90%, 6/15/22	95,624,000,000		IDR	8,712,446
FR36, 11.50%, 9/15/19	33,165,000,000		IDR	2,702,543
FR43, 10.25%, 7/15/22	3,593,000,000		IDR	296,694
FR48, 9.00%, 9/15/18	23,719,000,000		IDR	1,809,968
FR52, 10.50%, 8/15/30	27,140,000,000		IDR	2,376,384
senior bond, 9.00%, 3/15/29	557,354,000,000		IDR	43,955,389
senior bond, 8.75%, 5/15/31	38,052,000,000		IDR	2,958,581
senior bond, FR39, 11.75%, 8/15/23	20,613,000,000		IDR	1,836,006
senior bond, FR40, 11.00%, 9/15/25	110,250,000,000		IDR	9,656,334
senior bond, FR42, 10.25%, 7/15/27	21,121,000,000		IDR	1,802,485
senior bond, FR44, 10.00%, 9/15/24	15,790,000,000		IDR	1,302,721
senior bond, FR46, 9.50%, 7/15/23	651,100,000,000		IDR	52,435,948
senior bond, FR47, 10.00%, 2/15/28	33,169,000,000		IDR	2,782,037
senior bond, FR53, 8.25%, 7/15/21	1,014,313,000,000		IDR	77,358,102
senior bond, FR56, 8.375%, 9/15/26	599,024,000,000		IDR	45,685,464
senior bond, FR59, 7.00%, 5/15/27	33,699,000,000		IDR	2,369,997
senior bond, FR61, 7.00%, 5/15/22	79,931,000,000		IDR	5,799,410
senior bond, FR63, 5.625%, 5/15/23	86,004,000,000		IDR	5,707,002
senior bond, FR70, 8.375%, 3/15/24	1,022,875,000,000		IDR	77,821,250
senior note, FR66, 5.25%, 5/15/18	28,467,000,000		IDR	2,066,485
				353,707,100
Kenya 0.4%
[i] Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,534,000			18,592,950
Malaysia 2.6%
Government of Malaysia,
senior bond, 3.814%, 2/15/17	100,360,000		MYR	22,394,866
senior note, 3.394%, 3/15/17	154,754,000		MYR	34,526,770
senior note, 4.012%, 9/15/17	290,305,000		MYR	65,106,365
senior note, 3.26%, 3/01/18	78,723,000		MYR	17,542,629
				139,570,630
Mexico 11.7%
Government of Mexico,
7.75%, 12/14/17	54,543,360	[j]	MXN	266,519,647
M, 4.75%, 6/14/18	3,034,500	[j]	MXN	14,241,414
senior note, 8.50%, 12/13/18	37,301,100	[j]	MXN	185,255,306
[k] senior note, M, 5.00%, 12/11/19	31,631,400	[j]	MXN	144,849,876

18 Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Mexico (continued)
[l] Mexican Udibonos,
Index Linked, 3.50%, 12/14/17	876,488[m] MXN			$4,327,807
Index Linked, 4.00%, 6/13/19	603,128	[m]	MXN	3,030,705
Index Linked, 2.50%, 12/10/20	475,515	[m]	MXN	2,299,356
				620,524,111
Philippines 2.6%
Government of the Philippines,
senior note, 5.875%, 1/31/18	39,990,000		PHP	829,268
senior note, 3.375%, 8/20/20	215,350,000		PHP	4,281,737
senior note, 3-21, 2.875%, 5/22/17	119,480,000		PHP	2,411,428
senior note, 5-72, 2.125%, 5/23/18	1,118,640,000		PHP	22,265,971
senior note, 7-51, 5.00%, 8/18/18	441,600,000		PHP	9,029,939
senior note, 7-56, 3.875%, 11/22/19	4,951,340,000		PHP	100,611,744
				139,430,087
Portugal 3.2%
[i] Government of Portugal, 144A, 5.125%, 10/15/24	173,700,000			169,227,225
Serbia 1.2%
Serbia Treasury Bond, 8.00%, 10/22/20	1,033,750,000		RSD	9,573,640
Serbia Treasury Note,
10.00%, 3/02/18	1,216,280,000		RSD	11,012,561
10.00%, 4/27/18	2,304,470,000		RSD	21,000,214
10.00%, 3/20/21	470,580,000		RSD	4,660,799
10.00%, 9/11/21	1,505,120,000		RSD	15,075,082
				61,322,296
South Africa 0.8%
Government of South Africa,
8.00%, 1/31/30	146,600,000		ZAR	9,606,867
7.00%, 2/28/31	30,030,000		ZAR	1,787,994
8.25%, 3/31/32	102,720,000		ZAR	6,741,676
8.875%, 2/28/35	91,570,000		ZAR	6,261,972
R186, 10.50%, 12/21/26.	226,532,000		ZAR	18,195,143
				42,593,652
South Korea 9.7%
Korea Monetary Stabilization Bond,
senior note, 1.96%, 2/02/17	31,841,600,000		KRW	26,388,790
senior note, 1.70%, 8/02/17	16,047,900,000		KRW	13,308,530
senior note, 1.56%, 10/02/17	117,730,100,000		KRW	97,537,657
senior note, 1.49%, 2/02/18	26,727,300,000		KRW	22,119,663
senior note, 1.25%, 8/02/18	16,488,000,000		KRW	13,582,246
Korea Treasury Bond,
senior note, 2.00%, 12/10/17	92,761,600,000		KRW	77,132,615
senior note, 1.50%, 6/10/19	165,819,400,000		KRW	136,947,506
senior note, 2.75%, 9/10/19	1,362,000,000		KRW	1,159,943
senior note, 2.00%, 3/10/21	107,640,400,000		KRW	89,869,573
senior note, 1.375%, 9/10/21	46,532,000,000		KRW	37,846,421
				515,892,944

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Annual Report

19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Sri Lanka 0.5%
Government of Sri Lanka,
8.25%, 3/01/17	10,170,000	LKR	$67,700
8.00%, 6/15/17	29,570,000	LKR	195,936
10.60%, 7/01/19	441,620,000	LKR	2,885,654
10.60%, 9/15/19	805,410,000	LKR	5,255,408
8.00%, 11/01/19	29,570,000	LKR	179,594
9.25%, 5/01/20	35,270,000	LKR	218,084
11.20%, 7/01/22	89,990,000	LKR	578,369
A, 5.80%, 1/15/17	394,700,000	LKR	2,632,212
A, 7.50%, 8/15/18	95,560,000	LKR	604,583
A, 8.00%, 11/15/18	542,330,000	LKR	3,403,700
A, 9.00%, 5/01/21	162,810,000	LKR	977,175
A, 11.00%, 8/01/21	83,950,000	LKR	539,956
B, 5.80%, 7/15/17	973,900,000	LKR	6,353,430
B, 8.50%, 7/15/18	124,950,000	LKR	803,062
C, 8.50%, 4/01/18	510,340,000	LKR	3,313,940
D, 8.50%, 6/01/18	119,600,000	LKR	773,240
			28,782,043
Ukraine 4.4%
[i] Government of Ukraine,
144A, 7.75%, 9/01/20	10,020,000		9,944,850
144A, 7.75%, 9/01/21	24,089,000		23,607,220
144A, 7.75%, 9/01/22	31,979,000		31,019,630
144A, 7.75%, 9/01/23	31,979,000		30,699,840
144A, 7.75%, 9/01/24	28,979,000		27,530,050
144A, 7.75%, 9/01/25	31,979,000		30,104,391
144A, 7.75%, 9/01/26	31,979,000		30,060,260
144A, 7.75%, 9/01/27	31,979,000		29,875,102
[a,n] 144A, VRI, GDP Linked Securities, 5/31/40	60,577,000		18,475,985
			231,317,328
Uruguay 3.5%
[l] Government of Uruguay,
Index Linked, 4.25%, 4/05/27	275,273,499	UYU	8,652,458
senior bond, Index Linked, 5.00%, 9/14/18	195,443,890	UYU	6,586,176
senior bond, Index Linked, 4.375%, 12/15/28	2,996,845,008	UYU	93,981,877
senior bond, Index Linked, 4.00%, 7/10/30	143,815,120	UYU	4,297,191
senior bond, Index Linked, 3.70%, 6/26/37	30,650,210	UYU	847,378
Uruguay Notas del Tesoro,
11.00%, 3/21/17	640,015,000	UYU	21,825,614
7, 13.25%, 4/08/18	304,900,000	UYU	10,310,974
[l] 14, Index Linked, 4.00%, 6/10/20.	639,166,079	UYU	20,913,209
[l] 16, Index Linked, 3.25%, 1/27/19.	1,108,433	UYU	36,561
[l] 18, Index Linked, 2.25%, 8/23/17.	196,147,076	UYU	6,521,514
senior note, 13.90%, 7/29/20	420,202,000	UYU	14,294,749
			188,267,701
Total Foreign Government and Agency Securities
(Cost $4,347,510,587)			4,082,633,879

20 Annual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value
Quasi-Sovereign and Corporate Bonds 0.3%
South Africa 0.3%
Edcon Ltd.,
[i,o] secured note, 144A, 9.50%, 3/01/18	2,000,000		EUR	$326,182
[i,o] senior secured note, 144A, 9.50%, 3/01/18.	7,916,000		EUR	1,291,028
[i,o] senior secured note, 144A, 9.50%, 3/01/18.	13,350,000			2,069,250
[i,p] senior secured note, 144A, PIK, 12.75%, 6/30/19	10,099,580		EUR	1,647,151
[f,o] senior secured note, Reg S, 9.50%, 3/01/18	18,687,000			2,896,485
[f,o] senior secured note, Reg S, 9.50%, 3/01/18	3,903,000		EUR	636,544
[i,p] super senior secured note, 144A, PIK, 8.00%, 6/30/19.	9,438,100		EUR	5,610,884
				14,477,524
Sweden 0.0%†
[i] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24	800,000			698,360
Total Quasi-Sovereign and Corporate Bonds (Cost $49,412,297)				15,175,884

	Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
United States 0.0%
[a,c] NewPage Corp., Litigation Trust	2,500,000			—
Total Investments before Short Term Investments
(Cost $4,459,640,258)				4,152,661,060

	Principal
	Amount*
Short Term Investments 12.1%
Foreign Government and Agency Securities 3.6%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 3/14/17 - 9/12/17	15,454,000,000		COP	4,967,399
Mexico 2.0%
[q] Mexico Treasury Bill, 2/16/17 - 11/09/17	224,713,450	[r]	MXN	104,167,316
Philippines 1.4%
[q] Philippine Treasury Bill, 1/18/17 - 9/27/17	3,820,290,000		PHP	76,601,638
South Korea 0.1%
Korea Monetary Stabilization Bond, senior note, 1.57%, 1/09/17	6,970,600,000		KRW	5,774,098
Total Foreign Government and Agency Securities
(Cost $207,127,558)				191,510,451
Total Investments before Money Market Funds (Cost $4,666,767,816).				4,344,171,511

	Shares
Money Market Funds (Cost $452,838,453) 8.5%
United States 8.5%
[s,t] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	452,838,453			452,838,453
Total Investments (Cost $5,119,606,269) 90.1%				4,797,009,964
Other Assets, less Liabilities 9.9%				525,385,704
Net Assets 100.0%				$5,322,395,668

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Annual Report

21

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 9 regarding restricted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2016, the aggregate value of these securities was $551,861, representing less than 0.1% of net assets.
dThe coupon rate shown represents the rate at period end.
eSee Note 1(f) regarding senior floating rate interests.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2016, the aggregate value of these securities was $3,599,128, representing 0.1% of net assets.
gPrincipal amount is stated in 1,000 Brazilian Real Units.
hRedemption price at maturity is adjusted for inflation. See Note 1(h).
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2016, the aggregate value of these securities was $435,207,155, representing 8.2% of net assets.
jPrincipal amount is stated in 100 Mexican Peso Units.
kA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
lPrincipal amount of security is adjusted for inflation. See Note 1(h).
mPrincipal amount is stated in 100 Unidad de Inversion Units.
nThe principal represents the notional amount. See Note 1(d) regarding value recovery instruments.
oSee Note 7 regarding defaulted securities.
pIncome may be received in additional securities and/or cash.
qThe security was issued on a discount basis with no stated coupon rate.
rPrincipal amount is stated in 10 Mexican Peso Units.
sSee Note 3(f) regarding investments in affiliated management investment companies.
tThe rate shown is the annualized seven-day yield at period end.

At December 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency		Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Philippine Peso		DBAB	Buy	73,175,950	1,541,845	1/05/17	$—	$(67,878)
Chilean Peso		MSCO	Buy	32,520,017,500	48,986,996	1/09/17	—	(493,205)
Japanese Yen		DBAB	Sell	95,091,000	943,110	1/10/17	129,102	—
Japanese Yen		GSCO	Sell	1,641,201,000	14,008,681	1/10/17	—	(40,508)
Japanese Yen		JPHQ	Sell	3,018,875,000	25,672,671	1/10/17	—	(169,835)
Japanese Yen		JPHQ	Sell	3,018,875,000	29,949,157	1/10/17	4,106,651	—
Chilean Peso		JPHQ	Buy	206,400,000	307,303	1/11/17	406	—
Euro		BZWS	Sell	10,982,000	12,089,315	1/11/17	526,416	—
Euro		GSCO	Sell	8,151,700	9,147,267	1/11/17	564,377	—
Euro		SCNY	Sell	3,227,500	3,627,710	1/11/17	229,489	—
Euro		UBSW	Sell	1,080,000	1,188,324	1/11/17	51,197	—
Japanese Yen		BZWS	Sell	3,257,620,000	32,618,931	1/11/17	4,731,028	—
Chilean Peso		DBAB	Buy	391,208,750	581,680	1/12/17	1,480	—
Euro		BOFA	Buy	1,150,000	1,203,015	1/12/17	7,882	—
Euro		BOFA	Sell	11,708,000	13,106,286	1/12/17	778,304	—
Euro		DBAB	Sell	22,540	24,822	1/12/17	1,088	—
Japanese Yen		SCNY	Sell	125,000,000	1,254,252	1/12/17	184,085	—
Euro		DBAB	Buy	1,190,000	1,280,202	1/13/17	—	(27,118)

22	Annual Report						franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	29,588,000	32,610,414		1/13/17	$1,453,903	$—
Euro	GSCO	Sell	8,776,716	9,298,492		1/13/17	56,507	—
Euro	JPHQ	Sell	29,857,000	33,202,477		1/13/17	1,762,705	—
Euro	SCNY	Sell	1,738,694	1,912,911		1/13/17	82,046	—
Japanese Yen	BZWS	Sell	5,795,250,000	56,958,327		1/13/17	7,340,295	—
Japanese Yen	HSBK	Sell	276,930,000	2,382,194		1/13/17	11,162	—
Chilean Peso	DBAB	Buy	391,208,750	581,118		1/17/17	1,691	—
Euro	BZWS	Sell	102,292,943	112,471,645		1/17/17	4,732,227	—
Euro	DBAB	Sell	11,155,938	12,353,124		1/17/17	603,202	—
Euro	JPHQ	Sell	44,809,000	48,902,725		1/17/17	1,707,919	—
Japanese Yen	CITI	Sell	83,690,000	718,702		1/17/17	1,990	—
Japanese Yen	SCNY	Sell	251,020,000	2,149,162		1/17/17	—	(546)
Malaysian Ringgit	DBAB	Buy	803,510,924	172,249,812	EUR	1/17/17	—	(2,521,184)
Mexican Peso	CITI	Buy	696,618,600	33,601,127	EUR	1/17/17	—	(1,891,494)
Mexican Peso	MSCO	Buy	654,045,210	32,532,684	EUR	1/17/17	—	(2,813,414)
Chilean Peso	DBAB	Buy	1,112,085,000	1,654,642		1/18/17	1,904	—
Chilean Peso	GSCO	Buy	528,746,000	783,200		1/18/17	4,413	—
Euro	GSCO	Sell	7,665,000	8,485,768		1/18/17	412,209	—
Indian Rupee	JPHQ	Buy	544,937,700	7,417,406	EUR	1/18/17	191,800	—
Euro	BZWS	Sell	9,579,000	10,221,435		1/19/17	131,299	—
Euro	CITI	Sell	1,043,697	1,156,838		1/19/17	57,447	—
Euro	DBAB	Sell	552,375	609,999		1/19/17	28,149	—
Euro	GSCO	Sell	14,159,000	15,667,109		1/19/17	752,585	—
Euro	JPHQ	Sell	92,473,139	102,414,464		1/19/17	5,006,954	—
Euro	MSCO	Sell	4,802,000	5,329,620		1/19/17	271,387	—
Indonesian Rupiah	JPHQ	Buy	1,055,830,000,000	104,300,108	AUD	1/19/17	2,830,707	—
Japanese Yen	HSBK	Sell	218,790,000	2,086,496		1/19/17	212,578	—
Japanese Yen	JPHQ	Sell	1,812,355,000	15,654,316		1/19/17	131,647	—
Japanese Yen	SCNY	Sell	240,140,000	2,292,342		1/19/17	235,563	—
Chilean Peso	DBAB	Buy	787,494,000	1,164,536		1/20/17	8,222	—
Euro	BZWS	Sell	111,845,000	123,322,422		1/20/17	5,502,875	—
Euro	DBAB	Sell	15,547,058	17,132,292		1/23/17	752,031	—
Japanese Yen	DBAB	Sell	2,079,900,000	18,019,493		1/23/17	201,061	—
Japanese Yen	HSBK	Sell	126,059,100	1,094,239		1/23/17	14,295	—
Chilean Peso	DBAB	Buy	807,075,000	1,199,042		1/24/17	2,299	—
Chilean Peso	JPHQ	Buy	539,000,000	802,382		1/24/17	—	(74)
Japanese Yen	MSCO	Sell	5,282,022,900	50,053,758		1/25/17	4,797,434	—
Chilean Peso	MSCO	Buy	6,961,932,650	10,549,981		1/27/17	—	(190,790)
Euro	BZWS	Sell	13,404,566	14,639,504		1/27/17	513,439	—
Euro	GSCO	Sell	11,883,000	13,040,285		1/27/17	517,686	—
Indian Rupee	DBAB	Buy	871,067,000	12,867,010		1/27/17	—	(82,952)
Japanese Yen	GSCO	Sell	183,530,000	1,566,724		1/27/17	—	(5,947)
Japanese Yen	JPHQ	Sell	1,484,000,000	12,668,710		1/27/17	—	(47,710)
Chilean Peso	DBAB	Buy	642,485,000	955,581		1/30/17	128	—
Euro	CITI	Buy	9,903,840	10,681,589		1/30/17	—	(243,089)
Euro	CITI	Sell	9,903,840	10,858,867		1/30/17	420,368	—
Euro	DBAB	Sell	5,908,531	6,481,600		1/30/17	254,096	—
Euro	GSCO	Sell	8,745,205	9,331,396		1/30/17	114,081	—
Chilean Peso	DBAB	Buy	963,727,000	1,444,838		1/31/17	—	(11,370)

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Annual Report

23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	44,115,000	48,389,744		1/31/17	$1,891,252	$—
Euro	BZWS	Sell	23,648,188	25,933,043		1/31/17	1,007,165	—
Euro	GSCO	Sell	6,565,000	7,195,962		1/31/17	276,261	—
Indian Rupee	HSBK	Buy	854,165,525	11,544,103	EUR	1/31/17	363,216	—
Japanese Yen	HSBK	Sell	225,900,265	1,929,123		1/31/17	—	(6,997)
Malaysian Ringgit	BOFA	Buy	9,317,000	2,110,306		1/31/17	—	(37,697)
Euro	JPHQ	Sell	2,285,000	2,507,628		2/01/17	99,071	—
Euro	BOFA	Sell	234,000	259,188		2/03/17	12,514	—
Euro	DBAB	Sell	58,821,556	64,919,872		2/03/17	2,912,476	—
Malaysian Ringgit	JPHQ	Buy	444,704,523	96,360,677	EUR	2/03/17	—	(2,663,029)
Chilean Peso	JPHQ	Buy	736,196,000	1,119,928		2/06/17	—	(25,333)
Chilean Peso	MSCO	Buy	1,059,687,000	1,610,956		2/06/17	—	(35,386)
Japanese Yen	MSCO	Sell	460,900,000	4,585,043		2/06/17	633,929	—
Japanese Yen	SCNY	Sell	1,239,900,000	12,059,231		2/07/17	1,429,661	—
Chilean Peso	DBAB	Buy	615,855,800	938,090		2/08/17	—	(22,541)
Euro	BZWS	Sell	1,141,000	1,292,896		2/08/17	89,847	—
Euro	CITI	Sell	303,456	338,475		2/08/17	18,517	—
Euro	GSCO	Sell	13,891,708	15,745,834		2/08/17	1,098,677	—
Euro	JPHQ	Sell	11,697,590	13,054,218		2/08/17	720,498	—
Japanese Yen	CITI	Sell	2,741,651,200	27,326,335		2/08/17	3,821,485	—
Japanese Yen	JPHQ	Sell	4,453,400,000	38,480,448		2/08/17	300,354	—
Japanese Yen	SCNY	Sell	4,454,700,000	38,574,843		2/08/17	383,603	—
Chilean Peso	DBAB	Buy	584,605,000	885,899		2/09/17	—	(16,867)
Euro	GSCO	Sell	10,269,000	11,591,647		2/09/17	763,753	—
Japanese Yen	BZWS	Sell	4,455,270,000	38,632,300		2/09/17	434,744	—
Japanese Yen	CITI	Sell	618,845,000	5,367,259		2/09/17	61,550	—
Japanese Yen	JPHQ	Sell	4,464,960,000	38,622,885		2/09/17	342,253	—
Euro	DBAB	Sell	677,000	762,519		2/10/17	48,643	—
Japanese Yen	CITI	Sell	32,863,000	322,918		2/10/17	41,154	—
Euro	BZWS	Sell	344,000	394,190		2/13/17	31,407	—
Euro	BZWS	Sell	16,578,560	18,321,265		2/14/17	836,759	—
Euro	GSCO	Sell	11,495,000	12,673,812		2/14/17	550,661	—
Euro	JPHQ	Sell	8,837,922	9,743,102		2/14/17	422,226	—
Euro	SCNY	Sell	4,214,000	4,640,807		2/14/17	196,530	—
Euro	UBSW	Sell	7,424,000	8,149,510		2/14/17	319,821	—
Chilean Peso	MSCO	Buy	6,639,617,500	10,022,064		2/15/17	—	(156,027)
Australian Dollar	JPHQ	Sell	48,982,000	36,802,136		2/16/17	1,499,799	—
Euro	GSCO	Sell	16,129,471	17,225,468		2/16/17	213,171	—
Euro	SCNY	Sell	1,757,000	2,001,979		2/16/17	148,811	—
Japanese Yen	CITI	Sell	5,650,830,000	50,861,165		2/16/17	2,400,712	—
Japanese Yen	GSCO	Sell	2,149,089,570	19,289,619		2/16/17	859,432	—
Japanese Yen	HSBK	Sell	2,845,000,000	25,251,853		2/16/17	853,669	—
Japanese Yen	JPHQ	Sell	2,843,509,000	25,110,686		2/16/17	725,289	—
Chilean Peso	DBAB	Buy	576,009,250	853,347		2/17/17	2,451	—
Euro	DBAB	Sell	1,989,973	2,145,270		2/17/17	46,291	—
Euro	MSCO	Sell	13,130,823	14,145,805		2/17/17	295,704	—
Chilean Peso	JPHQ	Buy	471,868,712	693,364		2/21/17	7,522	—
Euro	DBAB	Sell	13,638,963	14,692,709		2/21/17	304,228	—
Euro	JPHQ	Sell	17,614,000	18,942,800		2/21/17	360,837	—

24 Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Indonesian Rupiah	JPHQ	Buy	926,807,000,000	90,685,616	AUD	2/21/17	$2,762,619	$—
Malaysian Ringgit	SCNY	Buy	150,483,000	37,510,095		2/21/17	—	(4,057,906)
South Korean Won	CITI	Sell	102,839,000,000	88,122,536		2/21/17	2,963,538	—
Chilean Peso	JPHQ	Buy	477,531,288	702,769		2/22/17	6,481	—
Euro	BZWS	Sell	25,688,531	28,798,449		2/22/17	1,697,092	—
Euro	DBAB	Sell	4,967,000	5,286,179		2/22/17	46,003	—
Euro	JPHQ	Sell	29,569,597	31,503,449		2/22/17	307,574	—
Malaysian Ringgit	SCNY	Buy	632,483,000	149,378,380		2/22/17	—	(8,782,862)
Euro	BOFA	Sell	1,737,194	1,855,323		2/23/17	22,510	—
Euro	DBAB	Sell	7,368,000	7,866,077		2/23/17	92,524	—
Euro	MSCO	Sell	19,042,000	20,289,251		2/23/17	199,133	—
Euro	UBSW	Sell	341,006	364,203		2/23/17	4,427	—
Philippine Peso	JPHQ	Buy	91,000,000	1,944,029		2/24/17	—	(124,308)
Chilean Peso	DBAB	Buy	2,336,230,000	3,436,138		2/27/17	32,574	—
Chilean Peso	MSCO	Buy	6,961,932,650	10,269,852		2/27/17	66,861	—
Euro	BOFA	Sell	3,101,513	3,306,244		2/27/17	33,469	—
Euro	BZWS	Sell	7,073,348	7,546,456		2/27/17	82,526	—
Euro	DBAB	Sell	7,361,600	7,855,600		2/27/17	87,501	—
Euro	GSCO	Sell	15,810,277	16,851,858		2/27/17	168,556	—
Euro	JPHQ	Sell	3,472,968	3,703,417		2/27/17	38,676	—
Indian Rupee	JPHQ	Buy	6,180,000,000	89,734,282		2/27/17	678,721	—
Japanese Yen	BZWS	Sell	943,870,000	8,536,402		2/27/17	438,619	—
Japanese Yen	HSBK	Sell	231,662,000	2,091,902		2/27/17	104,394	—
Chilean Peso	CITI	Buy	603,678,000	882,841		2/28/17	13,409	—
Chilean Peso	DBAB	Buy	599,954,000	877,318		2/28/17	13,403	—
Euro	BOFA	Sell	1,034,213	1,153,230		2/28/17	61,864	—
Euro	SCNY	Sell	2,285,000	2,427,207		2/28/17	15,931	—
Indian Rupee	CITI	Buy	85,545,000	1,164,036	EUR	2/28/17	23,026	—
Indian Rupee	DBAB	Buy	4,025,105,574	54,724,996	EUR	2/28/17	1,131,744	—
Japanese Yen	BZWS	Sell	1,924,820,000	18,983,007		2/28/17	2,468,701	—
Euro	DBAB	Sell	4,886,000	5,458,004		3/01/17	301,682	—
Euro	JPHQ	Sell	20,456,395	22,858,487		3/01/17	1,270,326	—
Japanese Yen	BZWS	Sell	3,288,665,160	29,432,722		3/01/17	1,215,469	—
Japanese Yen	DBAB	Sell	2,461,820,000	22,124,145		3/01/17	1,001,351	—
Japanese Yen	JPHQ	Sell	601,100,000	5,392,289		3/03/17	234,168	—
Chilean Peso	DBAB	Buy	263,440,000	387,697		3/06/17	3,265	—
Euro	BZWS	Sell	28,979,798	30,922,748		3/06/17	330,514	—
Japanese Yen	HSBK	Sell	284,000,000	2,528,940		3/06/17	91,479	—
Euro	BZWS	Sell	28,019,798	30,105,171		3/07/17	524,590	—
Japanese Yen	GSCO	Sell	11,008,384,000	98,376,979		3/07/17	3,890,900	—
Japanese Yen	BZWS	Sell	2,532,491,700	25,177,503		3/09/17	3,438,379	—
Japanese Yen	MSCO	Sell	91,664,560	908,956		3/09/17	122,099	—
Australian Dollar	CITI	Sell	66,339,000	50,694,274		3/13/17	2,909,312	—
Australian Dollar	JPHQ	Sell	99,072,000	73,978,053		3/13/17	2,615,028	—
Chilean Peso	DBAB	Buy	350,571,250	525,988		3/13/17	—	(5,957)
Euro	DBAB	Sell	602,875	639,198		3/13/17	2,514	—
Ghanaian Cedi	BZWS	Buy	16,968,783	3,698,917		3/13/17	59,855	—
Japanese Yen	DBAB	Sell	1,148,800,000	10,012,725		3/13/17	149,069	—
Australian Dollar	CITI	Sell	66,777,000	49,890,432		3/14/17	1,791,070	—

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Annual Report

25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	JPHQ	Sell	100,528,000	74,461,090		3/14/17	$2,050,938	$—
Euro	MSCO	Sell	3,392,000	3,620,180		3/14/17	37,742	—
Euro	JPHQ	Sell	455,000	485,112		3/15/17	4,538	—
Australian Dollar	CITI	Sell	9,226,100	6,893,050		3/16/17	247,809	—
Euro	MSCO	Sell	7,066,000	7,556,734		3/16/17	93,137	—
Australian Dollar	JPHQ	Sell	46,580,000	33,956,820		3/17/17	407,620	—
Australian Dollar	CITI	Sell	18,598,300	13,914,225		3/20/17	519,734	—
South Korean Won	CITI	Sell	45,569,000,000	41,598,430		3/20/17	3,865,336	—
Japanese Yen	BZWS	Sell	3,449,853,916	33,915,198		3/21/17	4,280,993	—
Japanese Yen	BZWS	Sell	735,719,080	7,285,033		3/24/17	964,128	—
Japanese Yen	JPHQ	Sell	241,286,602	2,192,000		3/24/17	118,995	—
South Korean Won	HSBK	Sell	11,503,000,000	10,273,746		3/27/17	748,951	—
South Korean Won	HSBK	Sell	66,819,000,000	60,314,122		3/28/17	4,986,335	—
Japanese Yen	JPHQ	Sell	14,763,000	131,817		3/31/17	4,931	—
Australian Dollar	CITI	Sell	18,400,000	13,247,264		4/03/17	—	(131)
Euro	CITI	Sell	30,200,000	31,808,150		4/03/17	—	(124,328)
Philippine Peso	HSBK	Buy	90,000,000	1,918,159		4/07/17	—	(128,088)
Japanese Yen	HSBK	Sell	6,005,600,000	58,404,610		4/11/17	6,758,259	—
Japanese Yen	BZWS	Sell	3,040,800,000	29,570,849		4/13/17	3,418,209	—
Japanese Yen	CITI	Sell	271,000,000	2,546,992		4/13/17	216,236	—
Japanese Yen	DBAB	Sell	2,999,000,000	29,181,952		4/13/17	3,388,815	—
Japanese Yen	BOFA	Sell	813,310,000	7,562,628		4/18/17	565,901	—
Malaysian Ringgit	HSBK	Buy	686,092,285	146,285,215	EUR	4/18/17	—	(2,751,731)
Mexican Peso	CITI	Buy	909,046,900	43,642,726	EUR	4/18/17	—	(2,997,355)
Mexican Peso	DBAB	Buy	407,399,000	18,957,608	EUR	4/18/17	—	(706,970)
South Korean Won	HSBK	Sell	21,782,000,000	19,165,860		4/18/17	1,128,032	—
Japanese Yen	JPHQ	Sell	5,235,455,000	49,502,128		4/20/17	4,458,046	—
Japanese Yen	JPHQ	Sell	1,269,780,000	11,774,502		4/21/17	849,186	—
Japanese Yen	BZWS	Sell	1,015,610,000	9,849,443		4/24/17	1,109,688	—
South Korean Won	HSBK	Sell	88,792,000,000	77,897,969		4/25/17	4,365,845	—
South Korean Won	HSBK	Sell	24,740,000,000	21,589,075		4/26/17	1,100,801	—
South Korean Won	HSBK	Sell	11,136,000,000	9,724,490		5/02/17	501,977	—
Mexican Peso	CITI	Buy	884,360,620	40,781,515	EUR	5/03/17	—	(1,274,246)
Japanese Yen	BOFA	Sell	619,900,000	6,053,563		5/08/17	715,234	—
Japanese Yen	BZWS	Sell	619,000,000	6,044,503		5/08/17	713,924	—
Japanese Yen	GSCO	Sell	827,501,000	7,987,076		5/15/17	858,414	—
Japanese Yen	HSBK	Sell	85,634,000	826,663		5/15/17	88,953	—
Japanese Yen	SCNY	Sell	618,542,000	5,997,721		5/15/17	669,175	—
South Korean Won	CITI	Sell	45,698,000,000	39,886,532		5/15/17	2,038,054	—
Japanese Yen	DBAB	Sell	2,783,555,000	25,971,086		5/16/17	1,990,401	—
Japanese Yen	MSCO	Sell	13,000,000	120,917		5/16/17	8,920	—
Japanese Yen	SCNY	Sell	206,868,600	1,926,868		5/16/17	144,669	—
South Korean Won	CITI	Sell	32,391,000,000	28,170,986		5/16/17	1,343,624	—
South Korean Won	HSBK	Sell	8,567,000,000	7,325,040		5/17/17	229,510	—
Japanese Yen	BOFA	Sell	1,434,111,250	13,375,408		5/18/17	1,019,088	—
Japanese Yen	CITI	Sell	1,691,488,900	15,744,959		5/18/17	1,171,070	—
South Korean Won	HSBK	Sell	51,606,000,000	44,096,386		5/18/17	1,354,014	—
Japanese Yen	BOFA	Sell	1,430,815,375	13,291,364		5/19/17	962,809	—
Japanese Yen	HSBK	Sell	1,435,854,500	13,338,175		5/19/17	966,200	—

26 Annual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	BOFA	Sell	1,434,702,500	13,277,472		5/22/17	$913,522	$—
Japanese Yen	JPHQ	Sell	88,344,000	820,195		5/22/17	58,866	—
South Korean Won	DBAB	Sell	28,680,000,000	24,425,765		5/22/17	671,195	—
Japanese Yen	BOFA	Sell	65,296,000	593,751		5/25/17	30,958	—
Japanese Yen	HSBK	Sell	25,664,000	234,139		5/25/17	12,938	—
South Korean Won	HSBK	Sell	5,990,000,000	5,093,971		5/25/17	132,596	—
Mexican Peso	HSBK	Buy	26,270,786	1,374,570		5/26/17	—	(133,978)
Mexican Peso	HSBK	Sell	26,270,786	1,409,793		5/26/17	169,200	—
Japanese Yen	GSCO	Sell	8,236,852,000	73,203,448		6/02/17	2,180,010	—
South Korean Won	HSBK	Sell	30,082,000,000	25,744,116		6/02/17	826,810	—
Japanese Yen	JPHQ	Sell	2,962,582,246	27,548,398		6/05/17	1,999,174	—
Japanese Yen	CITI	Sell	2,026,500,000	19,196,885		6/08/17	1,717,717	—
Japanese Yen	HSBK	Sell	3,034,900,000	26,857,522		6/09/17	679,259	—
Japanese Yen	HSBK	Sell	3,469,350,000	30,446,248		6/13/17	514,386	—
South Korean Won	CITI	Sell	34,184,000,000	29,504,574		6/15/17	1,187,496	—
Japanese Yen	CITI	Sell	38,352,000	367,853		6/16/17	36,920	—
Japanese Yen	HSBK	Sell	7,441,570,000	65,276,930		6/16/17	1,064,799	—
Japanese Yen	JPHQ	Sell	1,355,500,000	12,995,729		6/16/17	1,299,334	—
Japanese Yen	DBAB	Sell	7,430,160,000	71,144,901		6/19/17	7,021,347	—
Japanese Yen	CITI	Sell	5,005,980,000	48,773,402		6/20/17	5,568,718	—
South Korean Won	DBAB	Sell	28,685,000,000	24,571,698		6/20/17	809,182	—
Japanese Yen	DBAB	Sell	7,443,020,000	72,318,500		6/22/17	8,074,064	—
Mexican Peso	CITI	Buy	863,629,300	38,915,487	EUR	6/29/17	—	(763,799)
Japanese Yen	BZWS	Sell	260,566,000	2,583,801		6/30/17	333,785	—
Japanese Yen	MSCO	Sell	1,074,900,000	10,617,607		7/03/17	1,334,203	—
Philippine Peso	JPHQ	Buy	17,244,000	362,886		7/03/17	—	(22,598)
Philippine Peso	DBAB	Buy	48,983,060	1,026,834		7/10/17	—	(60,610)
Japanese Yen	JPHQ	Sell	3,767,300,000	36,818,804		7/14/17	4,262,781	—
Mexican Peso	CITI	Buy	369,707,300	17,256,556	EUR	7/14/17	—	(1,018,319)
Mexican Peso	DBAB	Buy	407,399,000	19,041,786	EUR	7/17/17	—	(1,162,204)
Mexican Peso	CITI	Buy	712,951,000	33,163,603	EUR	7/18/17	—	(1,871,415)
Mexican Peso	JPHQ	Buy	138,330,710	6,447,782	EUR	7/18/17	—	(377,132)
Mexican Peso	CITI	Buy	387,026,670	17,915,540	EUR	7/19/17	—	(926,947)
Japanese Yen	CITI	Sell	2,765,977,000	26,491,495		7/25/17	2,574,215	—
Japanese Yen	BZWS	Sell	209,770,000	2,019,651		7/31/17	205,181	—
Japanese Yen	DBAB	Sell	174,474,569	1,680,646		7/31/17	171,475	—
Japanese Yen	DBAB	Sell	36,644,000	371,041		8/18/17	53,764	—
Japanese Yen	HSBK	Sell	97,747,000	991,349		8/22/17	144,834	—
Japanese Yen	JPHQ	Sell	49,654,000	503,623		8/22/17	73,607	—
Japanese Yen	BZWS	Sell	16,448,000	166,526		8/24/17	24,066	—
Japanese Yen	DBAB	Sell	16,255,000	164,811		8/24/17	24,023	—
Japanese Yen	JPHQ	Sell	231,993,000	2,348,286		8/28/17	338,502	—
Japanese Yen	DBAB	Sell	66,294,000	672,752		8/30/17	98,376	—
Japanese Yen	JPHQ	Sell	158,882,000	1,609,095		8/30/17	232,529	—
Japanese Yen	HSBK	Sell	81,408,000	808,421		9/01/17	103,019	—
Mexican Peso	CITI	Buy	820,626,370	35,949,682	EUR	9/13/17	—	(258,661)
Japanese Yen	BZWS	Sell	8,582,643,860	84,901,857		9/19/17	10,459,338	—
Japanese Yen	CITI	Sell	9,788,671,513	96,828,860		9/19/17	11,925,725	—
Japanese Yen	CITI	Sell	207,713,767	2,023,988		11/09/17	216,498	—

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Annual Report

27

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI	Sell	6,387,542,400	62,270,101	11/14/17	$6,668,696	$—
Japanese Yen	JPHQ	Sell	2,417,114,000	23,604,283	11/14/17	2,564,120	—
Japanese Yen	CITI	Sell	618,542,000	5,839,654	11/16/17	454,752	—
Brazilian Real	HSBK	Buy	91,050,000	24,215,426	11/21/17	1,645,582	—
Japanese Yen	DBAB	Sell	98,350,000	916,811	11/21/17	60,317	—
Japanese Yen	SCNY	Sell	90,565,000	831,291	11/27/17	42,285	—
Japanese Yen	CITI	Sell	4,387,300,000	39,179,143	12/12/17	919,360	—
Total Forward Exchange Contracts						$253,136,463	$(39,120,536)
Net unrealized appreciation (depreciation)						$214,015,927

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts
	Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.391%	LCH	$24,190,000	5/04/21	$—	$(1,629,400)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.076%	LCH	11,000,000	6/14/21	—	(567,536)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	182,920,000	1/23/25	2,294,753	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	107,950,000	1/27/25	1,338,284	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	26,990,000	1/29/25	412,895	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	22,850,000	1/30/25	344,830	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	36,010,000	2/03/25	904,785	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.036%	LCH	50,330,000	3/23/25	509,598	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.978%	LCH	37,700,000	3/27/25	561,345	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.985%	LCH	37,700,000	3/27/25	539,500	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.349%	LCH	4,680,000	2/25/41	—	(1,623,619)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.320%	LCH	3,510,000	2/28/41	—	(1,202,630)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.299%	LCH	1,170,000	3/01/41	—	(394,216)

28 Annual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Interest Rate Swap Contracts (continued)

	Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	$50,300,000	10/04/43	$—	$(11,368,905)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.752%	LCH	100,600,000	7/29/45	—	(4,474,589)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.378%	LCH	347,500,000	11/18/46	15,733,822	—
Total Centrally Cleared Swap Contracts				22,639,812	(21,260,895)
OTC Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	10,830,000	3/28/21	—	(834,703)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.440%	CITI	29,610,000	4/21/21	—	(2,075,496)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.347%	CITI	4,680,000	2/25/41	—	(1,621,233)
Total OTC Swap Contracts				—	(4,531,432)
Total Interest Rate Swap Contracts				$22,639,812	$(25,792,327)
Net unrealized appreciation (depreciation)					$(3,152,515)

See Note 10 regarding other derivative information.

See Abbreviations on page 48.

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The accompanying notes are an integral part of these financial statements. | Annual Report 29

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
December 31, 2016

Templeton Global Total Return Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$4,666,767,816
Cost - Non-controlled affiliates (Note 3f)	452,838,453
Total cost of investments	$5,119,606,269
Value - Unaffiliated issuers	$4,344,171,511
Value - Non-controlled affiliates (Note 3f)	452,838,453
Total value of investments	4,797,009,964
Cash.	45,179,997
Restricted Cash (Note 1e)	120,860,000
Foreign currency, at value (cost $12,835,883)	12,823,619
Receivables:
Capital shares sold	157,591,241
Interest	78,333,340
Due from brokers	106,725,666
Unrealized appreciation on OTC forward exchange contracts	253,136,463
Other assets	554
Total assets	5,571,660,844
Liabilities:
Payables:
Investment securities purchased	1,956,334
Capital shares redeemed	20,904,510
Management fees	2,525,707
Distribution fees	1,022,358
Transfer agent fees	1,050,258
Variation margin	6,148,749
Due to brokers	166,040,000
Unrealized depreciation on OTC forward exchange contracts	39,120,536
Unrealized depreciation on OTC swap contracts	4,531,432
Deferred tax.	4,584,276
Accrued expenses and other liabilities.	1,381,016
Total liabilities	249,265,176
Net assets, at value	$5,322,395,668
Net assets consist of:
Paid-in capital	$5,826,756,619
Distributions in excess of net investment income	(261,725,677)
Net unrealized appreciation (depreciation)	(117,034,414)
Accumulated net realized gain (loss)	(125,600,860)
Net assets, at value	$5,322,395,668

30 Annual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
December 31, 2016

Templeton Global Total Return Fund

Class A:
Net assets, at value	$1,197,319,436
Shares outstanding.	99,063,249
Net asset value per share[a]	$12.09
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.63
Class C:
Net assets, at value	$481,914,565
Shares outstanding.	39,922,067
Net asset value and maximum offering price per share[a]	$12.07
Class R:
Net assets, at value	$9,782,287
Shares outstanding.	808,912
Net asset value and maximum offering price per share	$12.09
Class R6:
Net assets, at value	$904,147,323
Shares outstanding.	74,743,437
Net asset value and maximum offering price per share	$12.10
Advisor Class:
Net assets, at value	$2,729,232,057
Shares outstanding.	225,482,623
Net asset value and maximum offering price per share	$12.10

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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The accompanying notes are an integral part of these financial statements. | Annual Report 31

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Operations

Templeton Global Total Return Fund

	Period Ended	Year Ended
	December 31, 2016[a]	August 31, 2016
Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$18,284	$—
Interest (net of foreign taxes of $2,831,540 and $7,956,000, respectively)	102,132,944	348,498,090
Inflation principal adjustments	4,872,444	48,740,671
Total investment income	107,023,672	397,238,761
Expenses:
Management fees (Note 3a)	10,318,636	38,506,619
Distribution fees: (Note 3c)
Class A	995,998	3,682,194
Class C	1,067,646	3,937,208
Class R	16,229	48,014
Transfer agent fees: (Note 3e)
Class A	530,880	1,909,742
Class C	218,893	785,333
Class R	4,326	12,449
Class R6	2,423	6,622
Advisor Class	1,107,529	4,049,735
Custodian fees (Note 4)	1,408,136	4,094,056
Reports to shareholders	194,201	359,864
Registration and filing fees	162,857	348,434
Professional fees	77,693	283,144
Trustees’ fees and expenses	13,569	57,767
Other	125,365	626,191
Total expenses	16,244,381	58,707,372
Expense reductions (Note 4)	(153,235)	(40,814)
Expenses waived/paid by affiliates (Note 3f)	(422,724)	(897,404)
Net expenses	15,668,422	57,769,154
Net investment income	91,355,250	339,469,607
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(148,562,087)	(512,397,908)
Foreign currency transactions	(66,911,034)	(128,584,153)
Swap contracts	(38,145,494)	(30,242,498)
Net realized gain (loss)	(253,618,615)	(671,224,559)
Net change in unrealized appreciation (depreciation) on:
Investments	(73,931,973)	744,164,944
Translation of other assets and liabilities
denominated in foreign currencies	427,810,456	(235,097,900)
Swap contracts	151,848,901	(115,016,914)
Change in deferred taxes on unrealized appreciation	2,755,229	(5,756,473)
Net change in unrealized appreciation (depreciation)	508,482,613	388,293,657
Net realized and unrealized gain (loss)	254,863,998	(282,930,902)
Net increase (decrease) in net assets resulting from operations	$346,219,248	$56,538,705

[a]For the period September 1, 2016 to December 31, 2016.

32 Annual Report | The accompanying notes are an integral part of these financial statements.

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		TEMPLETON INCOME TRUST
		FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Total Return Fund

	Period Ended
	December 31,	Year Ended August 31,
	2016 [a]	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income	$91,355,250	$339,469,607	$361,370,464
Net realized gain (loss)	(253,618,615)	(671,224,559)	249,453,415
Net change in unrealized appreciation (depreciation)	508,482,613	388,293,657	(1,246,393,894)
Net increase (decrease) in net assets resulting from operations	346,219,248	56,538,705	(635,570,015)
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	—	(18,729,850)	(149,831,862)
Class C	—	(6,787,051)	(60,930,765)
Class R	—	(102,327)	(642,496)
Class R6	—	(15,679,549)	(91,140,876)
Advisor Class	—	(46,097,895)	(365,058,463)
Net realized gains:
Class A	—	—	(5,315,875)
Class C	—	—	(2,264,158)
Class R	—	—	(22,707)
Class R6	—	—	(2,898,824)
Advisor Class	—	—	(12,513,944)
Tax return of capital:
Class A	(10,425,848)	(27,863,240)	—
Class C	(3,649,585)	(10,002,492)	—
Class R	(76,810)	(176,316)	—
Class R6	(9,010,647)	(27,394,130)	—
Advisor Class	(23,736,977)	(60,674,189)	—
Total distributions to shareholders	(46,899,867)	(213,507,039)	(690,619,970)
Capital share transactions: (Note 2)
Class A	(101,210,557)	(368,288,168)	(182,032,979)
Class C	(63,970,546)	(175,292,947)	(68,445,380)
Class R	(475,663)	93,549	3,098,281
Class R6	(31,187,106)	(319,814,298)	363,185,816
Advisor Class	85,686,776	(1,273,725,239)	(445,016,095)
Total capital share transactions	(111,157,096)	(2,137,027,103)	(329,210,357)
Net increase (decrease) in net assets	188,162,285	(2,293,995,437)	(1,655,400,342)
Net assets:
Beginning of period	5,134,233,383	7,428,228,820	9,083,629,162
End of period	$5,322,395,668	$5,134,233,383	$7,428,228,820
Distributions in excess of net investment income included in net assets:
End of period	$(261,725,677)	$(463,662,311)	$(147,347,144)

aFor the period September 1, 2016 to December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 33

TEMPLETON INCOME TRUST

Notes to Financial Statements

Templeton Global Total Return Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Global Total Return Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R and Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The Fund’s fiscal year was changed to December 31. As a result, the Fund had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end August 31, 2016 and December 31, 2016.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period.

Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

receipt as realized gains in the Statements of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 10 regarding other derivative information.

e. Restricted Cash

At December 31, 2016, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

g. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

h. Security Transactions, Investment Income, Expenses and Distributions (continued)

an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statements of Operations.

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Period Ended
	December 31,
		2016 [a]
	Shares	Amount
Class A Shares:
Shares sold	5,849,809	$68,685,438
Shares issued in reinvestment of distributions	684,516	7,929,731
Shares redeemed	(15,321,994)	(177,825,726)
Net increase (decrease)	(8,787,669)	$(101,210,557)
Class C Shares:
Shares sold	1,610,791	$18,952,745
Shares issued in reinvestment of distributions	261,158	3,023,172
Shares redeemed	(7,411,433)	(85,946,463)
Net increase (decrease)	(5,539,484)	$(63,970,546)
Class R Shares:
Shares sold	52,944	$616,044
Shares issued in reinvestment of distributions	5,365	62,234
Shares redeemed	(99,383)	(1,153,941)
Net increase (decrease)	(41,074)	$(475,663)
Class R6 Shares:
Shares sold	3,079,800	$35,791,051
Shares issued in reinvestment of distributions	660,457	7,664,182
Shares redeemed	(6,360,579)	(74,642,339)
Net increase (decrease)	(2,620,322)	$(31,187,106)

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

	Period Ended
	December 31,
		2016	[a]
	Shares	Amount
Advisor Class Shares:
Shares sold	40,232,310	$475,936,950
Shares issued in reinvestment of distributions	1,712,056	19,877,297
Shares redeemed	(35,267,797)	(410,127,471)
Net increase (decrease)	6,676,569	$85,686,776

[a]For the period September 1, 2016 to December 31, 2016.

		Year Ended
	August 31, 2016		August 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	36,009,060	$411,616,368	50,961,239	$647,095,388
Shares issued in reinvestment of distributions	3,253,285	36,928,679	10,122,112	126,545,589
Shares redeemed	(71,762,475)	(816,833,215)	(76,357,085)	(955,673,956)
Net increase (decrease)	(32,500,130)	$(368,288,168)	(15,273,734)	$(182,032,979)
Class C Shares:
Shares sold	10,070,574	$115,376,929	14,370,293	$182,201,485
Shares issued in reinvestment of distributions	1,202,657	13,638,666	3,972,417	49,596,814
Shares redeemed	(26,771,133)	(304,308,542)	(24,009,133)	(300,243,679)
Net increase (decrease)	(15,497,902)	$(175,292,947)	(5,666,423)	$(68,445,380)
Class R Shares:
Shares sold	247,760	$2,824,692	404,624	$5,066,507
Shares issued in reinvestment of distributions	20,553	233,431	50,940	636,566
Shares redeemed	(261,401)	(2,964,574)	(207,399)	(2,604,792)
Net increase (decrease)	6,912	$93,549	248,165	$3,098,281
Class R6 Shares:
Shares sold	27,604,215	$312,025,720	32,030,555	$407,956,970
Shares issued in reinvestment of distributions	3,367,935	38,213,665	6,609,875	82,634,078
Shares redeemed	(58,491,831)	(670,053,683)	(10,047,878)	(127,405,232)
Net increase (decrease)	(27,519,681)	$(319,814,298)	28,592,552	$363,185,816
Advisor Class Shares:
Shares sold	128,624,376	$1,474,440,919	142,477,043	$1,808,516,261
Shares issued in reinvestment of distributions	7,655,779	87,105,264	24,061,844	301,252,377
Shares redeemed	(248,738,283)	(2,835,271,422)	(203,991,930)	(2,554,784,733)
Net increase (decrease)	(112,458,128)	$(1,273,725,239)	(37,453,043)	$(445,016,095)

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $200 million
0.650%	Over $200 million, up to and including $1.3 billion
0.600%	Over $1.3 billion, up to and including $2.5 billion
0.585%	Over $2.5 billion, up to and including $5 billion
0.575%	Over $5 billion, up to and including $10 billion
0.565%	In excess of $10 billion

For the period ended December 31, 2016, the annualized effective investment management fee rate was 0.607% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$14,140
CDSC retained	$6,854

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended December 31, 2016, the Fund paid transfer agent fees of $1,864,051, of which $643,272 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended December 31, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.09%	369,099,717	783,941,273	(700,202,537)	452,838,453	$452,838,453	$18,284	$ –	2.8%

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2016. There were no Class R6 transfer agent fees waived during the period ended December 31, 2016.

h. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended December 31, 2016, the purchase and sale transactions aggregated $2,350,000 and $0, respectively.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended December 31, 2016, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2016, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$5,100,858
Long term	88,176,511
Total capital loss carryforwards	$93,277,369

The tax character of distributions paid during the period ended December 31, 2016 and years ended August 31, 2016 and 2015, was as follows:

		August 31,
	December 31,
	2016	2016	2015
Distributions paid from:
Ordinary income	$—	$87,396,672	$675,433,773
Long term capital gain	—	—	15,186,197
	$—	$87,396,672	$690,619,970
Return of capital	46,899,867	126,110,367	—
	$46,899,867	$213,507,039	$690,619,970

At December 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$5,181,427,505

Unrealized appreciation	$164,786,442
Unrealized depreciation	(549,203,983)
Net unrealized appreciation (depreciation)	$(384,417,541)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, bond discounts and premiums, and corporate actions.

In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the period ended December 31, 2016, such reclassifications were as follows:

Paid-in capital	$(377,376,430)
Distributions in excess of net investment income	$157,481,251
Accumulated net realized gain (loss)	$219,895,179

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2016, aggregated $733,307,211 and $785,085,359, respectively.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

7. Credit Risk and Defaulted Securities

At December 31, 2016, the Fund had 35.8% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December 31, 2016, the aggregate value of these securities was $7,219,489, representing 0.1% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At December 31, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Warrants Issuer[a]		Date	Cost	Value
22,026	Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$234	$—
394,125,656	Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	4,175,958	—
31,916,299	Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	338,169	—
	Total Restricted Securities(Value is 0.0% of Net Assets)		$4,514,361	$—

[a]The Fund also invests in unrestricted securities of the issuer, valued at $14,477,524 as of December 31, 2016.

10. Other Derivative Information

At December 31, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts	Statement of			Statement of
Not Accounted for as	Assets and Liabilities			Assets and Liabilities
Hedging Instruments	Location	Fair Value		Location	Fair Value

Interest rate contracts	Variation margin	$22,639,812	[a]	Variation margin	$21,260,895	[a]
	Unrealized appreciation on OTC	—		Unrealized depreciation on OTC	4,531,432
	swap contracts			swap contracts

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

10. Other Derivative Information (continued)

	Asset Derivatives		Liability Derivatives
Derivative Contracts	Statement of		Statement of
Not Accounted for as	Assets and Liabilities		Assets and Liabilities
Hedging Instruments	Location	Fair Value	Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC	253,136,463	Unrealized depreciation on OTC	39,120,536
	forward exchange contracts		forward exchange contracts
Value recovery instruments	Investments in securities, at	18,475,985
	value
Totals		$294,252,260		$64,912,863

[a]This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended December 31, 2016, the effect of derivative contracts in the Fund’s Statements of Operations was as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statements of	Gain (Loss) for	Statements of	(Depreciation)
Hedging Instruments	Operations Locations	the Period	Operations Locations	for the Period

	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Interest rate contracts	Swap contracts	$(38,145,494)	Swap contracts	$151,848,901
Foreign exchange contracts	Foreign currency	(61,615,695)[a]	Translation of other assets	429,039,643	[a]
	transactions		and liabilities denominated
			in foreign currencies
Value recovery instruments	Investments	—	Investments	(1,096,746)
Totals		$(99,761,189)		$579,791,798

[a]Forward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statements of Operations.

For the period ended December 31, 2016, the average month end fair value of derivatives represented 7.3% of average month end net assets. The average month end number of open derivatives contracts for the period was 353.

At December 31, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$253,136,463	$39,120,536
Swap contracts	—	4,531,432
Total	$253,136,463	$43,651,968

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

At December 31, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received[a,b]	Received[b]	than zero)
Counterparty
BOFA	$7,015,307	$(37,697)	$—	$(6,977,610)	$—
BZWS	57,642,558	—	—	(57,642,558)	—
CITI	55,195,538	(15,066,513)	—	(40,129,025)	—
DBAB.	31,977,034	(5,520,354)	—	(26,456,680)	—
GSCO	13,281,693	(46,455)	—	(13,235,238)	—
HSBK.	29,173,093	(3,020,794)	(20,235,730)	—	5,916,569
JPHQ	46,853,398	(3,430,019)	(43,423,379)	—	—
MSCO	7,860,549	(3,688,822)	—	(4,171,727)	—
SCNY	3,761,848	(3,761,848)	—	—	—
UBSW	375,445	—	(278,967)	—	96,478
Total	$253,136,463	$(34,572,502)	$(63,938,076)	$(148,612,838)	$6,013,047

At December 31, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged[b]	than zero)
Counterparty
BOFA	$37,697	$(37,697)	$—	$—	$—
BZWS	—	—	—	—	—
CITI	15,066,513	(15,066,513)	—	—	—
DBAB.	5,520,354	(5,520,354)	—	—	—
GSCO	46,455	(46,455)	—	—	—
HSBK.	3,020,794	(3,020,794)	—	—	—
JPHQ.	3,430,019	(3,430,019)	—	—	—
MSCO	3,688,822	(3,688,822)	—	—	—
SCNY	12,841,314	(3,761,848)	—	(8,900,000)	179,466
UBSW	—	—	—	—	—
	$43,651,968	$(34,572,502)	$—	$(8,900,000)	$179,466

aAt December 31, 2016, the Fund received United Kingdom Treasury Bonds, U.S. Government Agency Securities and U.S. Treasury Bonds and Notes as collateral for derivatives.
bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateral-
ization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(d) regarding derivative financial instruments.

See Abbreviations on page 48.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended December 31, 2016, the Fund did not use the Global Credit Facility.

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

46 Annual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

A summary of inputs used as of December 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
South Africa	$—	$—	$	—[b]	$—
United States	—	551,861		—	551,861
Convertible Bonds	—	54,162,962		—	54,162,962
Senior Floating Rate Interests	—	136,474		—	136,474
Foreign Government and Agency Securities[c]	—	4,082,633,879		—	4,082,633,879
Escrows and Litigation Trusts	—	—		—[b]	—
Quasi-Sovereign and Corporate Bonds[c]	—	15,175,884		—	15,175,884
Short Term Investments	452,838,453	191,510,451		—	644,348,904
Total Investments in Securities	$452,838,453	$4,344,171,511		$—	$4,797,009,964

Other Financial Instruments:
Forward Exchange Contracts	$—	$253,136,463		$—	$253,136,463
Swap Contracts.	—	22,639,812		—	22,639,812
Total Other Financial Instruments	$—	$275,776,275		$—	$275,776,275

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$39,120,536		$—	$39,120,536
Swap Contracts.	—	25,792,327		—	25,792,327
Total Other Financial Instruments	$—	$64,912,863		$—	$64,912,863

aIncludes common, convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at December 31, 2016.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

13. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

14. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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47

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	BBA	British Bankers Association
BZWS	Barclays Bank PLC	AUD	Australian Dollar	FRN	Floating Rate Note
CITI	Citigroup, Inc.	BRL	Brazilian Real	GDP	Gross Domestic Product
CME	Chicago Mercantile Exchange	COP	Colombian Peso	LIBOR	London InterBank Offered Rate
DBAB	Deutsche Bank AG	DEM	Deutsche Mark	PIK	Payment-In-Kind
GSCO	The Goldman Sachs Group, Inc.	EUR	Euro	VRI	Value Recovery Instruments
HSBK	HSBC Bank PLC	GHS	Ghanaian Cedi
JPHQ	JPMorgan Chase & Co.	IDR	Indonesian Rupiah
LCH	LCH Clearnet LLC	INR	Indian Rupee
MSCO	Morgan Stanley	KRW	South Korean Won
SCNY	Standard Chartered Bank	LKR	Sri Lankan Rupee
UBSW	UBS AG	MXN	Mexican Peso
		MYR	Malaysian Ringgit
		PHP	Philippine Peso
		RSD	Serbian Dinar
		UYU	Uruguayan Peso
		ZAR	South African Rand

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Total Return Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Total Return Fund (the "Fund") as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2017

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TEMPLETON INCOME TRUST

Tax Information (unaudited)

Templeton Global Total Return Fund

At December 31, 2016, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the first distribution in 2017, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton
Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1992	142	Bar-S Foods (meat packing company)
300 S.E. 2nd Street				(1981-2010).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958)	Trustee	Since 2008	42	Ares Capital Corporation (specialty
300 S.E. 2nd Street				finance company) (2010-present),
Fort Lauderdale, FL 33301-1923				United Natural Foods, Inc. (distributor
				of natural, organic and specialty foods)
				(2013-present), Allied Capital
				Corporation (financial services)
				(2003-2010), SLM Corporation (Sallie
				Mae) (1997-2014) and Navient
				Corporation (loan management,
				servicing and asset recovery)
				(2014-2016).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Mary C. Choksi (1950)	Trustee	Since October	136	Avis Budget Group Inc. (car rental)
300 S.E. 2nd Street		2016		(2007-present), Omnicom Group Inc.
Fort Lauderdale, FL 33301-1923				(advertising and marketing
				communications services)
				(2011-present) and H.J. Heinz
				Company (processed foods and allied
				products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging
Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment
Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Lead	Trustee since	142	Hess Corporation (exploration and
300 S.E. 2nd Street	Independent	2001 and Lead		refining of oil and gas) (1993-present),
Fort Lauderdale, FL 33301-1923	Trustee	Independent		Canadian National Railway (railroad)
		Trustee since 2007		(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), Santander
				Consumer USA Holdings, Inc.
				(consumer finance) (November 2016),
				RTI International Metals, Inc.
				(manufacture and distribution of
				titanium) (1999-2015) and H.J. Heinz
				Company (processed foods and allied
				products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).

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TEMPLETON INCOME TRUST

Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	142	Boeing Capital Corporation (aircraft
300 S.E. 2nd Street				financing) (2006-2013).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);
and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949)	Trustee	Since 2005	42	Emeritus Corporation (assisted living)
300 S.E. 2nd Street				(1999-2010) and OSI Pharmaceuticals,
Fort Lauderdale, FL 33301-1923				Inc. (pharmaceutical products)
				(2006-2010).
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer,
Dillon, Read & Co. Inc. (1982-1997).

Larry D. Thompson (1945)	Trustee	Since 2005	142	The Southern Company (energy
300 S.E. 2nd Street				company) (2014-present; previously
Fort Lauderdale, FL 33301-1923				2010-2012), Graham Holdings
				Company (education and media
				organization) (2011-present) and
				Cbeyond, Inc. (business
				communications provider)
				(2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present;
previously 2011-2012); and formerly, Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc.
(consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011);
Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003)

Constantine D. Tseretopoulos	Trustee	Since 2003	26	None
(1954)
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).

Robert E. Wade (1946)	Trustee	Since 2006	42	El Oro Ltd (investments)
300 S.E. 2nd Street				(2003-present).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	158	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	142	None
One Franklin Parkway	the Board,	Board and Trustee
San Mateo, CA 94403-1906	Trustee and	since 2013 and
	Vice President	Vice President
since 1996
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and
officer of 45 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948)	Vice President	Since May 2016	Not Applicable	Not Applicable
One Franklin Parkway	– AML
San Mateo, CA 94403-1906	Compliance
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Christopher J. Molumphy	President and	Since 2002	Not Applicable	Not Applicable
(1962)	Chief Executive
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Investment
Management
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the
South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Mark H. Otani (1968)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin
Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Lori A. Weber (1964)	Secretary and	Secretary since	Not Applicable	Not Applicable
300 S.E. 2nd Street	Vice President	2013 and Vice
Fort Lauderdale, FL 33301-1923		President since
2011
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director ofFranklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective May 13, 2016, Frank J. Crothers ceased to be a trustee of the Trust.
Note 4: Effective November 1, 2016, Frank A. Olson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014-2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001. Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceu-
ticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial
Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and
Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

franklintempleton.com Annual Report 55

TEMPLETON INCOME TRUST

TEMPLETON GLOBAL TOTAL RETURN FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

56 Annual Report

franklintempleton.com

Annual Report and Shareholder Letter
Templeton Global Total Return Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	407 A 02/17

Annual Report
and Shareholder Letter

December 31, 2016

Templeton International Bond Fund

A SERIES OF TEMPLETON INCOME TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Annual Report

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Annual Report

Templeton International Bond Fund

As approved by the board of trustees at a meeting held on July 13, 2016, Templeton International Bond Fund’s fiscal year-end was changed to December 31. We are pleased to bring you Templeton International Bond Fund’s annual report covering the shortened fiscal year for the transitional four-month period between the Fund’s prior fiscal year-end, August 31, 2016, and December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in "bonds." The Fund invests predominantly in bonds issued by governments, government-related entities and government agencies located outside of the U.S. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the four months under review, the Fund’s Class A shares posted a +5.54% cumulative total return. In comparison, the Fund’s benchmark, the Citigroup Non-USD World Government Bond Index (WGBI), which measures performance of investment-grade, non-U.S. world government bond markets, had cumulative total returns of -2.79% in local currency terms and -9.91% in U.S. dollar terms for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

At the beginning of the reporting period, developed markets remained in a state of low rates, with the yield on the 10-year U.S. Treasury note at 1.58% and short-term yields in Japan and the eurozone in negative territory. Declining oil prices earlier in the year appeared to raise fears of a global recession but we believed the fears were largely unwarranted. In our opinion, markets appeared to overestimate the extent to which lower headline inflation reflected structurally weaker global demand; however, we believed that supply factors were the main driver behind falling energy and commodity prices, not a collapse in demand. We expected the effects of lower oil prices to be short term and the disinflationary impact to wane as commodity prices stabilized. However, the belief that inflation had become structurally lower appeared to lead some investors to take complacent views on interest rates, keeping yields unnaturally low, which persisted through September 2016. Underlying inflation in the U.S. was not adequately priced into bond yields during the first month of the period, in our view, and we were wary of the lack of inflation being priced into bond yields across the globe. We believed there were more risks of inflation moving up than down, yet markets appeared to price in deflation and downside risks. Concurrently, the U.S. Federal Reserve (Fed) passed on raising rates at its September meeting, while a number of currencies strengthened against the U.S. dollar.

In October, U.S. Treasury yields began to rise sharply due to growing expectations for a December rate hike and a

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

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TEMPLETON INTERNATIONAL BOND FUND

recognition that inflation pressures had been rising. The U.S. dollar broadly strengthened against a vast set of currencies during the month, notably against the Japanese yen and the euro. By November, a sharp correction in U.S. Treasury valuations was fully underway, manifesting quickly after the results of the U.S. election as markets appeared to rapidly move toward our long-held view that inflation pressures were rising. Once those corrections to yields began, they were quite severe in a short period of time, demonstrating just how extreme those valuations had become. Growing rate differentials between the rising yields in the U.S. and the low to negative yields in the eurozone and Japan drove significant depreciations of the euro and the yen against the U.S. dollar. The Fed ultimately hiked the federal funds target rate by 0.25% at its mid-December meeting and indicated that it expected three rate hikes in 2017. The yield on the 10-year U.S. Treasury note finished the period nearly 0.90% higher at 2.45%, while the euro and the yen notably depreciated against the U.S. dollar over the full period.

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.
**The Fund’s euro area investments were in Portugal.

Investment Strategy

We invest selectively in non-U.S. bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and regularly use currency and cross currency forward contracts and may also use other derivative instruments.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Manager’s Discussion

On the whole, we continued to position the Fund for rising rates by maintaining low portfolio duration and aiming for a negative correlation with U.S. Treasury returns. We also continued to actively seek select duration exposures that we believe can offer positive real yields without taking undue interest-rate risk, favoring countries that we feel have solid underlying fundamentals and prudent fiscal, monetary and financial policies. During the period, we added to some of our strongest investment convictions as prices became cheaper during periods of heightened volatility. We also maintained exposures to a number of emerging market currencies that we believe remained fundamentally undervalued. Overall, we were positioned for depreciation of the euro and the Japanese yen, rising U.S. Treasury yields, and currency appreciation in select emerging markets. During the period, we used currency forward contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.

What is an interest-rate swap?
An interest-rate swap is an agreement between two parties to exchange interest rate payment obligations, generally one
based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime,
commercial paper or other benchmarks).

What is duration?
Duration is a measure of a bond’s price sensitivity to
interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to
interest-rate changes than a portfolio with a higher duration.

During the period, the Fund’s positive absolute performance benefited from currency positions and interest-rate strategies. Sovereign credit exposures had a largely neutral effect. Net-negative positions in the Japanese yen and the euro, achieved through currency forward contracts, contributed to absolute return. However, currency positions in Latin America (Mexican peso) and Asia ex-Japan (Malaysian ringgit) detracted from absolute performance. The Fund maintained a defensive approach regarding interest rates in developed and

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TEMPLETON INTERNATIONAL BOND FUND

emerging markets. Negative duration exposure to U.S. Treasuries contributed to absolute return.

On a relative basis, the Fund’s outperformance benefited from currency positions and interest-rate strategies. Sovereign credit exposures had a largely neutral effect. Underweighted positions in the Japanese yen and the euro contributed to relative return. However, overweighted currency positions in Latin America (Mexican peso) and Asia ex-Japan (Malaysian ringgit) detracted from relative performance. The Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Select underweighted duration exposures in Europe contributed to relative return, as did underweighted duration exposures in the U.S. and Japan.

Currency Composition*
12/31/16
% of Total
Net Assets
Americas	139.2%
U.S. Dollar	94.5%
Mexican Peso	19.8%
Brazilian Real	14.7%
Argentinian Peso	3.7%
Colombian Peso	3.6%
Chilean Peso	2.9%
Middle East & Africa	0.4%
South African Rand	0.4%
Asia Pacific	-4.8%
Malaysian Ringgit	13.2%
Indonesian Rupiah	10.5%
Indian Rupee	7.6%
Philippine Peso	3.9%
Sri Lankan Rupee	0.2%
South Korean Won	-0.9%
Australian Dollar	-8.8%
Japanese Yen	-30.5%
Europe	-34.8%
Euro	-34.8%
*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

Thank you for your continued participation in Templeton International Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON INTERNATIONAL BOND FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
4-month	+5.54%	+1.02%
1-Year	+6.89%	+2.38%
5-Year	+10.40%	+1.12%
Since Inception (12/3/07)	+51.12%	+4.16%
Advisor
4-month	+5.59%	+5.59%
1-Year	+7.22%	+7.22%
5-Year	+11.92%	+2.28%
Since Inception (12/3/07)	+55.05%	+4.95%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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TEMPLETON INTERNATIONAL BOND FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 8 for Performance Summary footnotes.

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TEMPLETON INTERNATIONAL BOND FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	1.03%	1.31%
Advisor	0.78%	1.06%

All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the
Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee thatthe manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 12/31/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Source: Morningstar. The Citigroup Non-USD WGBI is a market capitalization-weighted index consisting of investment-grade world government bond markets; it includes all
WGBI countries except the U.S. and is stated in U.S. dollar terms.
5. Source: Bureau of Labor Statistics, bls.gov/cpi. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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TEMPLETON INTERNATIONAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value[1]	Value 12/31/16	7/1/16–12/31/16[2,3]	Value 12/31/16	7/1/16–12/31/16[2,3]	Ratio[3]
A	$1,000	$1,055.40	$3.40	$1,020.21	$5.04	0.99%
C	$1,000	$1,053.60	$4.77	$1,018.20	$7.07	1.39%
R	$1,000	$1,054.40	$4.26	$1,018.95	$6.31	1.24%
Advisor	$1,000	$1,055.90	$2.54	$1,021.48	$3.77	0.74%

1. 9/1/16 for Actual; 7/1/16 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 122/365 to reflect the number of days during the period.
3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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9

TEMPLETON INCOME TRUST

Financial Highlights
Templeton International Bond Fund
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$10.07	$10.03	$11.86	$11.30	$11.70	$12.06
Income from investment operations[b]:
Net investment income[c]	0.12	0.34	0.30	0.26	0.26	0.27
Net realized and unrealized gains (losses)	0.44	(0.17)	(1.68)	0.61	(0.14)	(0.12)
Total from investment operations	0.56	0.17	(1.38)	0.87	0.12	0.15
Less distributions from:
Net investment income	—	(0.04)	(0.45)	(0.31)	(0.46)	(0.45)
Net realized gains	—	—	—	—	(—)[d]	(0.06)
Tax return of capital	(0.02)	(0.09)	—	—	(0.06)	—
Total distributions.	(0.02)	(0.13)	(0.45)	(0.31)	(0.52)	(0.51)
Net asset value, end of period	$10.61	$10.07	$10.03	$11.86	$11.30	$11.70

Total return[e]	5.54%	1.70%	(11.90)%	7.77%	0.89%	1.45%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates
and expense reduction	1.58%	1.27%	1.17%	1.14%	1.13%	1.23%
Expenses net of waiver and payments by affiliates
and expense reduction	0.99%	0.99%	1.04%[g]	1.04%[g]	1.04%	1.04%
Net investment income	3.48%	3.28%	2.72%	2.23%	2.14%	2.39%

Supplemental data
Net assets, end of period (000’s)	$84,766	$92,981	$84,779	$141,831	$127,365	$145,916
Portfolio turnover rate	31.37%	105.96%	43.49%	33.45%	43.53%	33.95%

aFor the period September 1, 2016 to December 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

10 Annual Report | The accompanying notes are an integral part of these financial statements.

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				TEMPLETON INCOME TRUST
				FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$10.08	$10.04	$11.87	$11.31	$11.71	$12.08
Income from investment operations[b]:
Net investment income[c]	0.11	0.29	0.26	0.22	0.21	0.23
Net realized and unrealized gains (losses)	0.43	(0.16)	(1.68)	0.61	(0.13)	(0.13)
Total from investment operations	0.54	0.13	(1.42)	0.83	0.08	0.10
Less distributions from:
Net investment income and net foreign currency
gains	—	(0.03)	(0.41)	(0.27)	(0.42)	(0.41)
Net realized gains	—	—	—	—	(—)[d]	(0.06)
Tax return of capital	(—)[d]	(0.06)	—	—	(0.06)	—
Total distributions.	—	(0.09)	(0.41)	(0.27)	(0.48)	(0.47)
Net asset value, end of period	$10.62	$10.08	$10.04	$11.87	$11.31	$11.71

Total return[e]	5.36%	1.30%	(12.20)%	7.38%	0.58%	1.01%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates
and expense reduction	1.98%	1.66%	1.51%	1.49%	1.48%	1.58%
Expenses net of waiver and payments by affiliates
and expense reduction	1.39%	1.38%	1.38%[g]	1.39%[g]	1.39%	1.39%
Net investment income	3.08%	2.89%	2.38%	1.88%	1.79%	2.04%

Supplemental data
Net assets, end of period (000’s)	$11,563	$11,906	$15,559	$23,990	$27,270	$24,817
Portfolio turnover rate	31.37%	105.96%	43.49%	33.45%	43.53%	33.95%

aFor the period September 1, 2016 to December 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 11

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$10.08	$10.03	$11.87	$11.31	$11.71	$12.08
Income from investment operations[b]:
Net investment income[c]	0.11	0.30	0.28	0.24	0.23	0.25
Net realized and unrealized gains (losses)	0.43	(0.15)	(1.70)	0.61	(0.13)	(0.13)
Total from investment operations	0.54	0.15	(1.42)	0.85	0.10	0.12
Less distributions from:
Net investment income and net foreign currency
gains	—	(0.03)	(0.42)	(0.29)	(0.44)	(0.43)
Net realized gains	—	—	—	—	(—)[d]	(0.06)
Tax return of capital	(0.01)	(0.07)	—	—	(0.06)	—
Total distributions.	(0.01)	(0.10)	(0.42)	(0.29)	(0.50)	(0.49)
Net asset value, end of period	$10.61	$10.08	$10.03	$11.87	$11.31	$11.71

Total return[e]	5.44%	1.44%	(12.16)%	7.55%	0.71%	1.17%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates
and expense reduction	1.83%	1.52%	1.37%	1.34%	1.33%	1.43%
Expenses net of waiver and payments by affiliates
and expense reduction	1.24%	1.24%	1.24%[g]	1.24%[g]	1.24%	1.24%
Net investment income	3.23%	3.03%	2.52%	2.03%	1.94%	2.19%

Supplemental data
Net assets, end of period (000’s)	$1,010	$1,005	$1,001	$1,558	$1,452	$825
Portfolio turnover rate	31.37%	105.96%	43.49%	33.45%	43.53%	33.95%

aFor the period September 1, 2016 to December 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

12 Annual Report | The accompanying notes are an integral part of these financial statements.

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				TEMPLETON INCOME TRUST
				FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)
	Period Ended
	December 31,		Year Ended August 31,
	2016 [a]	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$10.08	$10.04	$11.87	$11.31	$11.71	$12.07
Income from investment operations[b]:
Net investment income[c]	0.13	0.35	0.33	0.30	0.29	0.31
Net realized and unrealized gains (losses)	0.43	(0.16)	(1.68)	0.60	(0.14)	(0.13)
Total from investment operations	0.56	0.19	(1.35)	0.90	0.15	0.18
Less distributions from:
Net investment income and net foreign currency
gains	—	(0.04)	(0.48)	(0.34)	(0.49)	(0.48)
Net realized gains	—	—	—	—	(—)[d]	(0.06)
Tax return of capital	(0.02)	(0.11)	—	—	(0.06)	—
Total distributions.	(0.02)	(0.15)	(0.48)	(0.34)	(0.55)	(0.54)
Net asset value, end of period	$10.62	$10.08	$10.04	$11.87	$11.31	$11.71

Total return[e]	5.59%	1.95%	(11.63)%	8.09%	1.17%	1.76%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates
and expense reduction	1.33%	1.02%	0.87%	0.84%	0.83%	0.93%
Expenses net of waiver and payments by affiliates
and expense reduction	0.74%	0.74%	0.74%[g]	0.74%[g]	0.74%	0.74%
Net investment income	3.73%	3.53%	3.02%	2.53%	2.44%	2.69%

Supplemental data
Net assets, end of period (000’s)	$249,190	$248,750	$307,449	$355,214	$251,785	$149,399
Portfolio turnover rate	31.37%	105.96%	43.49%	33.45%	43.53%	33.95%

aFor the period September 1, 2016 to December 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 13

TEMPLETON INCOME TRUST

Statement of Investments, December 31, 2016
Templeton International Bond Fund
	Principal
	Amount*			Value

Foreign Government and Agency Securities 67.6%
Argentina 3.7%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	81,212,000		ARS	$5,204,950
16.00%, 10/17/23	22,955,000		ARS	1,388,798
senior note, 15.50%, 10/17/26	102,932,000		ARS	6,247,386
				12,841,134
Brazil 14.0%
Letra Tesouro Nacional, Strip, 1/01/20	62,400	[a]	BRL	13,971,047
Nota Do Tesouro Nacional,
10.00%, 1/01/23	8,407	[a]	BRL	2,435,329
10.00%, 1/01/25	10,430	[a]	BRL	2,987,141
10.00%, 1/01/27	57,982	[a]	BRL	16,450,413
[b] Index Linked, 6.00%, 5/15/19	674	[a]	BRL	612,997
[b] Index Linked, 6.00%, 8/15/22	6,329	[a]	BRL	5,732,762
[b] Index Linked, 6.00%, 5/15/23	6,099	[a]	BRL	5,563,295
[b] Index Linked, 6.00%, 8/15/24	630	[a]	BRL	573,252
				48,326,236
Colombia 3.5%
Government of Colombia,
senior bond, 7.75%, 4/14/21	378,000,000		COP	131,577
senior bond, 4.375%, 3/21/23.	57,000,000		COP	16,635
senior bond, 9.85%, 6/28/27	91,000,000		COP	35,806
Titulos de Tesoreria,
B, 5.00%, 11/21/18	440,000,000		COP	143,585
B, 7.75%, 9/18/30	15,579,400,000		COP	5,391,423
senior bond, B, 11.25%, 10/24/18	814,000,000		COP	293,062
senior bond, B, 11.00%, 7/24/20	746,000,000		COP	282,472
senior bond, B, 7.00%, 5/04/22.	978,000,000		COP	330,495
senior bond, B, 10.00%, 7/24/24	3,801,000,000		COP	1,492,798
senior bond, B, 7.50%, 8/26/26.	7,450,700,000		COP	2,550,785
senior bond, B, 6.00%, 4/28/28.	4,498,900,000		COP	1,347,520
senior note, B, 7.00%, 9/11/19	637,000,000		COP	215,174
				12,231,332
India 4.5%
Government of India,
senior bond, 7.80%, 5/03/20	103,000,000		INR	1,570,437
senior bond, 8.35%, 5/14/22	30,400,000		INR	479,617
senior bond, 9.15%, 11/14/24.	227,000,000		INR	3,815,934
senior note, 7.28%, 6/03/19	4,000,000		INR	60,034
senior note, 8.12%, 12/10/20	125,300,000		INR	1,946,842
senior note, 7.80%, 4/11/21	196,900,000		INR	3,028,710
senior note, 7.16%, 5/20/23	19,100,000		INR	288,243
senior note, 8.83%, 11/25/23	257,900,000		INR	4,217,167
				15,406,984
Indonesia 7.8%
Government of Indonesia,
6.125%, 5/15/28	159,000,000		IDR	9,972
8.375%, 3/15/34	55,620,000,000		IDR	4,159,375
FR34, 12.80%, 6/15/21	9,984,000,000		IDR	882,294
FR35, 12.90%, 6/15/22	2,105,000,000		IDR	191,790

14 Annual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Indonesia (continued)
Government of Indonesia, (continued)
FR43, 10.25%, 7/15/22	861,000,000		IDR	$71,098
FR52, 10.50%, 8/15/30	7,950,000,000		IDR	696,104
senior bond, 9.00%, 3/15/29	4,732,000,000		IDR	373,186
senior bond, 8.75%, 5/15/31	10,430,000,000		IDR	810,943
senior bond, FR39, 11.75%, 8/15/23	1,040,000,000		IDR	92,633
senior bond, FR40, 11.00%, 9/15/25	1,060,000,000		IDR	92,841
senior bond, FR42, 10.25%, 7/15/27	6,831,000,000		IDR	582,964
senior bond, FR44, 10.00%, 9/15/24	686,000,000		IDR	56,597
senior bond, FR47, 10.00%, 2/15/28	4,555,000,000		IDR	382,049
senior bond, FR56, 8.375%, 9/15/26	53,156,000,000		IDR	4,054,022
senior bond, FR59, 7.00%, 5/15/27	5,896,000,000		IDR	414,656
senior bond, FR70, 8.375%, 3/15/24	180,376,000,000		IDR	13,723,168
senior note, FR69, 7.875%, 4/15/19	6,976,000,000		IDR	523,232
				27,116,924
Malaysia 7.8%
Government of Malaysia,
senior bond, 4.24%, 2/07/18	73,570,000		MYR	16,569,814
senior note, 3.394%, 3/15/17	12,887,000		MYR	2,875,186
senior note, 4.012%, 9/15/17	25,557,000		MYR	5,731,638
senior note, 3.314%, 10/31/17	332,000		MYR	74,093
senior note, 3.26%, 3/01/18	7,423,000		MYR	1,654,141
				26,904,872
Mexico 11.4%
Government of Mexico,
7.75%, 12/14/17	1,615,710	[c]	MXN	7,894,975
M, 4.75%, 6/14/18	1,486,500	[c]	MXN	6,976,392
senior note, 8.50%, 12/13/18	4,283,800	[c]	MXN	21,275,423
senior note, M, 5.00%, 12/11/19	705,800	[c]	MXN	3,232,075
[d] Mexican Udibonos, Index Linked, 4.00%, 6/13/19	39,441	[e]	MXN	198,189
				39,577,054
Philippines 2.9%
Government of the Philippines,
senior note, 5.875%, 1/31/18	1,310,000		PHP	27,165
senior note, 3.375%, 8/20/20	1,700,000		PHP	33,801
senior note, 3-21, 2.875%, 5/22/17	4,480,000		PHP	90,418
senior note, 5-72, 2.125%, 5/23/18	426,543,000		PHP	8,490,126
senior note, 7-51, 5.00%, 8/18/18	5,550,000		PHP	113,488
senior note, 7-56, 3.875%, 11/22/19	65,380,000		PHP	1,328,528
				10,083,526
Portugal 1.1%
[f] Government of Portugal, 144A, 5.125%, 10/15/24	3,920,000			3,819,060
Serbia 0.6%
[f] Government of Serbia,
senior note, 144A, 5.25%, 11/21/17	520,000			533,021
senior note, 144A, 4.875%, 2/25/20	770,000			784,102
senior note, 144A, 7.25%, 9/28/21	710,000			793,528
				2,110,651

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Annual Report

15

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
South Africa 0.4%
Government of South Africa,
8.00%, 1/31/30	4,910,000	ZAR	$321,758
7.00%, 2/28/31	1,010,000	ZAR	60,136
8.25%, 3/31/32	3,440,000	ZAR	225,772
8.875%, 2/28/35	3,060,000	ZAR	209,257
R186, 10.50%, 12/21/26	7,583,000	ZAR	609,070
			1,425,993
South Korea 5.1%
Korea Treasury Bond, senior note, 1.375%, 9/10/21	21,600,000,000	KRW	17,568,183
Sri Lanka 0.2%
Government of Sri Lanka,
8.25%, 3/01/17	870,000	LKR	5,791
8.00%, 6/15/17	870,000	LKR	5,765
10.60%, 7/01/19	22,430,000	LKR	146,563
10.60%, 9/15/19	28,650,000	LKR	186,945
8.00%, 11/01/19	870,000	LKR	5,284
9.25%, 5/01/20	3,030,000	LKR	18,735
A, 5.80%, 1/15/17	3,900,000	LKR	26,009
A, 7.50%, 8/15/18	940,000	LKR	5,947
A, 8.00%, 11/15/18	13,760,000	LKR	86,359
A, 9.00%, 5/01/21	17,410,000	LKR	104,494
A, 11.00%, 8/01/21	11,270,000	LKR	72,487
B, 8.50%, 7/15/18	6,970,000	LKR	44,797
C, 8.50%, 4/01/18	6,160,000	LKR	40,000
D, 8.50%, 6/01/18	6,960,000	LKR	44,998
			794,174
Ukraine 4.6%
[f] Government of Ukraine,
144A, 7.75%, 9/01/19	429,000		432,218
144A, 7.75%, 9/01/20	2,839,000		2,817,707
144A, 7.75%, 9/01/21	1,016,000		995,680
144A, 7.75%, 9/01/22	2,436,000		2,362,920
144A, 7.75%, 9/01/23	2,216,000		2,127,360
144A, 7.75%, 9/01/24	1,616,000		1,535,200
144A, 7.75%, 9/01/25	2,190,000		2,061,622
144A, 7.75%, 9/01/26	2,006,000		1,885,640
144A, 7.75%, 9/01/27	236,000		220,474
[g,h] 144A, VRI, GDP Linked Securities, 5/31/40	4,993,000		1,522,865
			15,961,686
Total Foreign Government and Agency Securities (Cost $249,423,025)			234,167,809

Short Term Investments 25.2%
Foreign Government and Agency Securities 2.4%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 3/14/17 - 9/12/17.	685,000,000	COP	220,177

16 Annual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)
	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Malaysia 2.0%
[i] Bank of Negara Monetary Note, 4/20/17 - 7/20/17	30,310,000	MYR	$6,653,239
[i] Malaysia Treasury Bill, 1/20/17	570,000	MYR	126,884
			6,780,123
Philippines 0.3%
[i] Philippine Treasury Bill, 1/18/17 - 9/27/17	58,290,000	PHP	1,168,700
Total Foreign Government and Agency Securities (Cost $9,052,667)			8,169,000
Total Investments before Money Market Funds (Cost $258,475,692)			242,336,809

	Shares
Money Market Funds (Cost $79,099,308) 22.8%
United States 22.8%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	79,099,308		79,099,308
Total Investments (Cost $337,575,000) 92.8%			321,436,117
Other Assets, less Liabilities 7.2%			25,093,204
Net Assets 100.0%			$346,529,321

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(f).
cPrincipal amount is stated in 100 Mexican Peso Units.
dPrincipal amount of security is adjusted for inflation. See Note 1(f).
ePrincipal amount is stated in 100 Unidad de Inversion Units.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2016, the aggregate value of these securities was $21,891,397, representing 6.3% of net assets.
gNon-income producing.
hThe principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
iThe security was issued on a discount basis with no stated coupon rate.
jSee Note 3(f) regarding investments in affiliated management investment companies.
kThe rate shown is the annualized seven-day yield at period end.

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Annual Report

17

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

At December 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Malaysian Ringgit	JPHQ	Buy	875,900	212,520	1/05/17	$—	$(17,346)
Euro	MSCO	Sell	2,850,000	3,206,848	1/06/17	206,922	—
Mexican Peso	CITI	Buy	22,983,000	1,293,429	1/06/17	—	(186,301)
Mexican Peso	CITI	Sell	22,983,000	1,219,775	1/06/17	112,646	—
Chilean Peso	MSCO	Buy	55,900,500	84,207	1/09/17	—	(848)
Euro	DBAB	Sell	780,000	878,046	1/09/17	56,878	—
Euro	HSBK	Sell	5,146,024	5,599,410	1/09/17	181,781	—
Euro	JPHQ	Sell	5,133,700	5,779,451	1/09/17	374,796	—
Malaysian Ringgit	DBAB	Buy	345,400	84,657	1/09/17	—	(7,713)
Malaysian Ringgit	HSBK	Buy	196,300	44,312	1/09/17	—	(582)
Japanese Yen	DBAB	Sell	23,005,000	228,163	1/10/17	31,233	—
Chilean Peso	JPHQ	Buy	32,200,000	47,942	1/11/17	63	—
Euro	GSCO	Sell	1,565,672	1,756,888	1/11/17	108,398	—
Euro	HSBK	Sell	101,268	113,772	1/11/17	7,148	—
Euro	MSCO	Sell	202,000	226,634	1/11/17	13,949	—
Euro	SCNY	Sell	142,592	160,273	1/11/17	10,139	—
Chilean Peso	DBAB	Buy	49,143,250	73,070	1/12/17	186	—
Euro	GSCO	Sell	399,000	422,721	1/13/17	2,569	—
Euro	HSBK	Sell	396,000	440,613	1/13/17	23,621	—
Euro	JPHQ	Sell	65,000	72,283	1/13/17	3,837	—
Euro	SCNY	Sell	195,249	214,813	1/13/17	9,214	—
Chilean Peso	DBAB	Buy	49,143,250	72,999	1/17/17	212	—
Euro	BZWS	Sell	132,892	145,143	1/17/17	5,176	—
Euro	JPHQ	Sell	988,549	1,074,603	1/17/17	33,420	—
Japanese Yen	CITI	Sell	7,840,000	67,327	1/17/17	186	—
Japanese Yen	SCNY	Sell	23,520,000	201,372	1/17/17	—	(51)
Chilean Peso	DBAB	Buy	57,560,000	85,642	1/18/17	98	—
Chilean Peso	GSCO	Buy	295,901,000	438,300	1/18/17	2,470	—
Euro	GSCO	Sell	274,000	303,340	1/18/17	14,735	—
Indian Rupee	JPHQ	Buy	4,211,000	62,216	1/18/17	—	(361)
Euro	BZWS	Sell	781,000	833,379	1/19/17	10,705	—
Japanese Yen	HSBK	Sell	28,700,000	273,698	1/19/17	27,885	—
Japanese Yen	SCNY	Sell	37,130,000	354,438	1/19/17	36,422	—
Malaysian Ringgit	JPHQ	Buy	532,000	134,445	1/19/17	—	(16,013)
Chilean Peso	DBAB	Buy	48,533,000	71,770	1/20/17	507	—
Euro	BZWS	Sell	212,000	233,755	1/20/17	10,431	—
Indian Rupee	DBAB	Buy	62,497,432	924,767	1/20/17	—	(6,921)
Mexican Peso	CITI	Buy	2,565,000	137,692	1/20/17	—	(14,406)
Mexican Peso	CITI	Sell	2,565,000	137,482	1/20/17	14,196	—
Euro	CITI	Sell	48,798	53,835	1/23/17	2,422	—
Euro	DBAB	Sell	922,000	1,016,128	1/23/17	44,717	—
Euro	JPHQ	Sell	32,570	35,945	1/23/17	1,630	—
Indian Rupee	HSBK	Buy	59,357,090	870,339	1/23/17	1,138	—
Japanese Yen	DBAB	Sell	7,860,000	68,096	1/23/17	760	—
Malaysian Ringgit	JPHQ	Buy	1,067,000	263,783	1/23/17	—	(26,312)
Chilean Peso	DBAB	Buy	49,738,937	73,895	1/24/17	142	—
Chilean Peso	JPHQ	Buy	99,150,000	147,600	1/24/17	—	(14)
Indian Rupee	DBAB	Buy	1,094,000	16,150	1/25/17	—	(91)

18 Annual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	JPHQ	Buy	63,516,820	938,030		1/25/17	$—	$(5,658)
Malaysian Ringgit	DBAB	Buy	278,000	69,446		1/26/17	—	(7,587)
Chilean Peso	MSCO	Buy	365,123,500	553,301		1/27/17	—	(10,006)
Euro	BZWS	Sell	1,419,043	1,550,665		1/27/17	55,243	—
Indian Rupee	DBAB	Buy	95,708,516	1,413,763		1/27/17	—	(9,115)
Indian Rupee	JPHQ	Buy	5,421,000	80,145		1/27/17	—	(585)
Japanese Yen	GSCO	Sell	33,200,000	283,416		1/27/17	—	(1,076)
Chilean Peso	DBAB	Buy	25,558,000	38,013		1/30/17	5	—
Euro	CITI	Sell	805,010	882,637		1/30/17	34,169	—
Euro	DBAB	Buy	2,320,049	2,503,100		1/30/17	—	(57,804)
Euro	DBAB	Sell	2,320,049	2,545,070		1/30/17	99,774	—
Chilean Peso	DBAB	Buy	38,336,000	57,475		1/31/17	—	(453)
Euro	BZWS	Sell	2,142,261	2,349,241		1/31/17	91,235	—
Euro	GSCO	Sell	889,000	974,442		1/31/17	37,410	—
Indian Rupee	HSBK	Buy	34,646,000	513,030		1/31/17	—	(4,756)
Japanese Yen	HSBK	Sell	40,858,365	348,919		1/31/17	—	(1,266)
Malaysian Ringgit	JPHQ	Buy	267,000	64,221		1/31/17	—	(4,826)
Euro	HSBK	Sell	810,000	888,768		2/01/17	34,969	—
Euro	JPHQ	Sell	1,228,000	1,347,644		2/01/17	53,242	—
Euro	CITI	Sell	239,000	262,742		2/02/17	10,808	—
Euro	DBAB	Sell	6,731,060	7,451,822		2/03/17	356,200	—
Indian Rupee	JPHQ	Buy	4,211,000	62,404		2/03/17	—	(645)
Brazilian Real	DBAB	Buy	8,737,100	1,788,557	EUR	2/06/17	770,701	—
Chilean Peso	JPHQ	Buy	4,559,000	6,935		2/06/17	—	(157)
Chilean Peso	MSCO	Buy	53,651,000	81,561		2/06/17	—	(1,792)
Indonesian Rupiah	DBAB	Buy	16,430,000,000	1,081,158	EUR	2/06/17	70,667	—
Japanese Yen	MSCO	Sell	16,900,000	168,122		2/06/17	23,245	—
Malaysian Ringgit	DBAB	Buy	21,900,000	4,771,554	EUR	2/06/17	—	(159,837)
Philippine Peso	DBAB	Buy	22,300,000	417,947	EUR	2/06/17	6,392	—
Indian Rupee	DBAB	Buy	118,000,000	1,567,404	EUR	2/07/17	77,303	—
Indian Rupee	HSBK	Buy	28,986,500	429,976		2/07/17	—	(5,035)
Japanese Yen	SCNY	Sell	30,300,000	294,697		2/07/17	34,937	—
Mexican Peso	DBAB	Buy	93,024,800	4,425,538	EUR	2/07/17	—	(205,607)
Chilean Peso	DBAB	Buy	333,400,200	507,845		2/08/17	—	(12,203)
Euro	BZWS	Sell	736,000	833,980		2/08/17	57,955	—
Indian Rupee	DBAB	Buy	36,770,583	545,194		2/08/17	—	(6,194)
Malaysian Ringgit	HSBK	Buy	5,606,000	1,380,006		2/08/17	—	(133,259)
Chilean Peso	DBAB	Buy	73,563,000	111,476		2/09/17	—	(2,122)
Euro	CITI	Sell	203,000	230,124		2/09/17	16,075	—
Euro	GSCO	Sell	616,000	695,341		2/09/17	45,815	—
Japanese Yen	CITI	Sell	42,706,000	370,390		2/09/17	4,248	—
Euro	HSBK	Sell	152,000	171,036		2/10/17	10,757	—
Indian Rupee	DBAB	Buy	21,608,400	319,935		2/10/17	—	(3,254)
Japanese Yen	CITI	Sell	15,026,000	147,648		2/10/17	18,817	—
Euro	BZWS	Sell	645,000	739,105		2/13/17	58,887	—
Euro	GSCO	Sell	191,000	217,473		2/13/17	16,044	—
Euro	BZWS	Sell	1,248,226	1,379,437		2/14/17	63,001	—
Euro	DBAB	Sell	3,369,606	3,701,383		2/14/17	147,643	—
Euro	GSCO	Sell	469,000	517,096		2/14/17	22,467	—

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Annual Report

19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	1,801,118	1,985,589		2/14/17	$86,047	$—
Euro	SCNY	Sell	388,000	426,438		2/14/17	17,236	—
Chilean Peso	MSCO	Buy	55,900,500	84,378		2/15/17	—	(1,314)
Euro	GSCO	Sell	1,165,770	1,259,323		2/16/17	29,746	—
Euro	SCNY	Sell	327,000	372,594		2/16/17	27,696	—
Indian Rupee	DBAB	Buy	3,601,000	53,050		2/16/17	—	(308)
Indian Rupee	HSBK	Buy	116,476,065	1,737,411		2/16/17	—	(31,452)
Japanese Yen	DBAB	Sell	2,870,000,000	28,625,574		2/16/17	4,012,994	—
Japanese Yen	GSCO	Sell	2,903,924,440	26,087,501		2/16/17	1,183,993	—
Japanese Yen	JPHQ	Sell	8,460,000	83,652		2/16/17	11,100	—
Malaysian Ringgit	HSBK	Buy	324,000	74,091		2/16/17	—	(2,054)
Chilean Peso	DBAB	Buy	109,417,688	162,100		2/17/17	466	—
Euro	DBAB	Sell	1,328,838	1,432,620		2/17/17	30,991	—
Euro	MSCO	Sell	573,000	617,289		2/17/17	12,902	—
Mexican Peso	MSCO	Buy	8,240,820	420,493		2/17/17	—	(25,793)
Mexican Peso	MSCO	Sell	8,240,820	440,992		2/17/17	46,292	—
Chilean Peso	JPHQ	Buy	73,831,996	108,489		2/21/17	1,177	—
Euro	DBAB	Sell	431,774	465,133		2/21/17	9,631	—
Euro	HSBK	Sell	677,192	730,229		2/21/17	15,823	—
Indian Rupee	JPHQ	Buy	68,195,820	993,674		2/21/17	4,640	—
Indonesian Rupiah	JPHQ	Buy	5,408,000,000	529,159	AUD	2/21/17	16,120	—
Malaysian Ringgit	HSBK	Buy	1,364,326	325,498		2/21/17	—	(22,210)
Malaysian Ringgit	HSBK	Sell	1,364,326	332,276		2/21/17	28,988	—
Chilean Peso	JPHQ	Buy	74,718,004	109,960		2/22/17	1,014	—
Euro	BZWS	Sell	2,469,638	2,695,155		2/22/17	89,691	—
Euro	DBAB	Sell	438,000	466,146		2/22/17	4,057	—
Euro	JPHQ	Sell	7,112,560	7,597,450		2/22/17	93,711	—
Euro	BOFA	Sell	208,570	222,753		2/23/17	2,703	—
Euro	DBAB	Sell	3,030,000	3,294,783		2/23/17	98,004	—
Euro	UBSW	Sell	60,021	64,104		2/23/17	779	—
Chilean Peso	DBAB	Buy	285,150,000	419,400		2/27/17	3,976	—
Chilean Peso	MSCO	Buy	365,123,500	538,610		2/27/17	3,507	—
Euro	BOFA	Sell	237,520	253,199		2/27/17	2,563	—
Euro	BZWS	Sell	486,680	519,232		2/27/17	5,678	—
Euro	DBAB	Sell	13,876	14,808		2/27/17	165	—
Euro	JPHQ	Sell	543,898	579,988		2/27/17	6,057	—
Euro	SCNY	Sell	125,681	134,021		2/27/17	1,400	—
Indian Rupee	JPHQ	Buy	5,599,000	81,304		2/27/17	609	—
Japanese Yen	HSBK	Sell	46,976,000	424,193		2/27/17	21,170	—
Malaysian Ringgit	JPHQ	Buy	1,085,000	244,040		2/27/17	—	(2,894)
Chilean Peso	CITI	Buy	172,191,000	251,819		2/28/17	3,825	—
Chilean Peso	DBAB	Buy	23,866,000	34,899		2/28/17	533	—
Euro	BOFA	Sell	237,212	264,510		2/28/17	14,189	—
Euro	DBAB	Sell	7,365,710	8,221,237		2/28/17	448,476	—
Euro	SCNY	Sell	1,228,000	1,304,425		2/28/17	8,562	—
Japanese Yen	BZWS	Sell	17,800,000	175,548		2/28/17	22,830	—
Japanese Yen	JPHQ	Sell	24,149,000	238,179		2/28/17	30,989	—
Chilean Peso	JPHQ	Buy	3,923,654,400	5,763,300		3/01/17	61,567	—
Euro	DBAB	Sell	194,873	217,687		3/01/17	12,032	—

20 Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	MSCO	Buy	4,153,100	222,884		3/01/17	$—	$(24,235)
Mexican Peso	MSCO	Sell	4,153,100	222,008		3/01/17	23,359	—
Japanese Yen	JPHQ	Sell	70,000,000	627,949		3/03/17	27,270	—
Chilean Peso	DBAB	Buy	48,500,000	71,376		3/06/17	601	—
Euro	BZWS	Sell	596,153	636,123		3/06/17	6,799	—
Japanese Yen	HSBK	Sell	33,100,000	294,746		3/06/17	10,662	—
Malaysian Ringgit	JPHQ	Buy	770,000	182,529		3/06/17	—	(11,460)
Euro	BZWS	Sell	596,153	640,522		3/07/17	11,161	—
Euro	DBAB	Sell	62,000	68,728		3/07/17	3,275	—
South Korean Won	GSCO	Sell	4,520,000,000	3,864,900		3/07/17	122,011	—
Mexican Peso	CITI	Buy	3,811,400	206,692		3/10/17	—	(24,606)
Mexican Peso	CITI	Sell	3,811,400	203,323		3/10/17	21,237	—
Mexican Peso	HSBK	Buy	25,865,900	1,403,696		3/10/17	—	(167,976)
Mexican Peso	HSBK	Sell	25,865,900	1,378,045		3/10/17	142,325	—
Chilean Peso	DBAB	Buy	39,095,750	58,658		3/13/17	—	(664)
Malaysian Ringgit	JPHQ	Buy	827,010	203,657		3/13/17	—	(19,998)
Australian Dollar	JPHQ	Buy	8,900,000	6,726,442		3/14/17	—	(315,787)
Australian Dollar	JPHQ	Sell	23,199,239	17,070,000		3/14/17	359,627	—
Euro	MSCO	Sell	217,000	231,589		3/14/17	2,406	—
Indian Rupee	DBAB	Buy	3,562,000	52,114		3/14/17	—	(111)
Japanese Yen	JPHQ	Sell	1,913,717,700	17,070,000		3/14/17	637,780	—
Mexican Peso	CITI	Buy	7,547,900	411,487		3/14/17	—	(51,084)
Mexican Peso	CITI	Sell	7,547,900	402,501		3/14/17	42,099	—
Euro	JPHQ	Sell	418,000	445,642		3/15/17	4,148	—
Euro	JPHQ	Sell	55,232	59,079		3/16/17	739	—
Euro	MSCO	Sell	388,000	414,947		3/16/17	5,114	—
Japanese Yen	JPHQ	Sell	172,858,450	1,694,890		3/16/17	210,463	—
Indian Rupee	CITI	Buy	3,780,000	55,352		3/17/17	—	(189)
Mexican Peso	CITI	Buy	7,049,200	381,926		3/17/17	—	(45,470)
Mexican Peso	CITI	Sell	7,049,200	375,797		3/17/17	39,341	—
Malaysian Ringgit	DBAB	Buy	1,425,198	350,904		3/20/17	—	(34,534)
South Korean Won	CITI	Sell	4,888,000,000	4,462,093		3/20/17	414,619	—
Japanese Yen	BZWS	Sell	18,748,705	184,317		3/21/17	23,266	—
Japanese Yen	CITI	Sell	16,634,000	164,701		3/23/17	21,799	—
Japanese Yen	MSCO	Sell	23,490,000	232,625		3/23/17	30,823	—
Japanese Yen	BZWS	Sell	13,651,450	135,176		3/24/17	17,890	—
Japanese Yen	JPHQ	Sell	18,778,488	170,596		3/24/17	9,261	—
Malaysian Ringgit	HSBK	Buy	433,400	104,158		3/28/17	—	(7,995)
Mexican Peso	CITI	Buy	9,393,800	525,233		3/28/17	—	(77,525)
Mexican Peso	CITI	Sell	9,393,800	500,269		3/28/17	52,561	—
Japanese Yen	JPHQ	Sell	4,170,000	37,233		3/31/17	1,393	—
Malaysian Ringgit	HSBK	Buy	5,070,000	1,254,795		3/31/17	—	(130,068)
Mexican Peso	CITI	Buy	10,434,000	576,416		3/31/17	—	(79,343)
Mexican Peso	CITI	Sell	10,434,000	555,502		3/31/17	58,429	—
Malaysian Ringgit	HSBK	Buy	2,920,700	704,887		4/07/17	—	(57,223)
Australian Dollar	CITI	Sell	17,916,470	13,580,845		4/11/17	684,026	—
Malaysian Ringgit	JPHQ	Buy	612,000	156,318		4/11/17	—	(20,638)
Japanese Yen	CITI	Sell	20,800,000	195,489		4/13/17	16,597	—
Indonesian Rupiah	JPHQ	Buy	104,632,000,000	9,782,295	AUD	4/21/17	560,219	—

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Annual Report

21

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Malaysian Ringgit	JPHQ	Buy	8,682,000	1,923,563	EUR	4/21/17	$—	$(112,110)
Japanese Yen	BZWS	Sell	20,800,000	201,720		4/24/17	22,727	—
South Korean Won	HSBK	Buy	4,808,000,000	4,304,626		4/25/17	—	(322,933)
South Korean Won	HSBK	Sell	4,808,000,000	4,218,099		4/25/17	236,406	—
South Korean Won	HSBK	Buy	1,340,000,000	1,143,198		4/26/17	—	(33,486)
South Korean Won	HSBK	Sell	1,340,000,000	1,169,335		4/26/17	59,623	—
South Korean Won	HSBK	Buy	1,615,000,000	1,377,869		5/02/17	—	(40,373)
South Korean Won	HSBK	Sell	1,615,000,000	1,410,296		5/02/17	72,799	—
Mexican Peso	CITI	Buy	42,756,760	1,971,691	EUR	5/03/17	—	(61,607)
Japanese Yen	BOFA	Sell	15,120,000	147,653		5/08/17	17,445	—
Japanese Yen	BZWS	Sell	15,100,000	147,451		5/08/17	17,416	—
Japanese Yen	GSCO	Sell	57,105,000	551,180		5/15/17	59,238	—
Japanese Yen	HSBK	Sell	15,273,000	147,437		5/15/17	15,865	—
Japanese Yen	SCNY	Sell	42,686,000	413,907		5/15/17	46,180	—
South Korean Won	CITI	Sell	4,902,000,000	4,278,607		5/15/17	218,621	—
South Korean Won	DBAB	Buy	26,816,400,000	22,904,339		5/15/17	—	(694,178)
South Korean Won	DBAB	Sell	26,816,400,000	23,308,475		5/15/17	1,098,314	—
Japanese Yen	CITI	Sell	2,880,000,000	26,820,637		5/16/17	2,009,066	—
Japanese Yen	MSCO	Sell	6,000,000	55,808		5/16/17	4,117	—
Japanese Yen	SCNY	Sell	34,402,400	320,440		5/16/17	24,058	—
South Korean Won	CITI	Sell	2,648,000,000	2,303,009		5/16/17	109,843	—
Japanese Yen	CITI	Sell	62,536,000	577,353		5/18/17	38,542	—
South Korean Won	HSBK	Buy	3,501,000,000	2,987,201		5/18/17	—	(87,518)
South Korean Won	HSBK	Sell	3,501,000,000	2,991,541		5/18/17	91,858	—
Malaysian Ringgit	DBAB	Buy	498,560	122,511		5/19/17	—	(12,224)
Japanese Yen	JPHQ	Sell	21,372,000	198,420		5/22/17	14,241	—
Malaysian Ringgit	HSBK	Buy	17,700	4,283		5/23/17	—	(368)
Mexican Peso	DBAB	Buy	14,550,000	757,024		5/23/17	—	(69,603)
Mexican Peso	DBAB	Sell	14,550,000	771,474		5/23/17	84,053	—
Japanese Yen	BOFA	Sell	23,333,000	212,172		5/25/17	11,063	—
Japanese Yen	HSBK	Sell	6,209,000	56,646		5/25/17	3,130	—
Mexican Peso	HSBK	Buy	8,043,980	420,886		5/26/17	—	(41,023)
Mexican Peso	HSBK	Sell	8,043,980	425,495		5/26/17	45,632	—
South Korean Won	HSBK	Sell	4,362,000,000	3,732,991		6/02/17	119,890	—
Mexican Peso	CITI	Buy	23,897,760	1,045,914	EUR	6/07/17	16,823	—
South Korean Won	CITI	Sell	3,667,000,000	3,165,027		6/15/17	127,385	—
Japanese Yen	CITI	Sell	9,278,000	88,990		6/16/17	8,931	—
Japanese Yen	BZWS	Sell	63,037,000	625,082		6/30/17	80,750	—
Malaysian Ringgit	JPHQ	Buy	230,000	56,972		7/17/17	—	(6,255)
Philippine Peso	DBAB	Buy	90,804,000	1,910,818		7/20/17	—	(120,687)
Japanese Yen	BZWS	Sell	37,960,000	365,476		7/31/17	37,130	—
Japanese Yen	DBAB	Sell	31,548,058	303,890		7/31/17	31,006	—
Japanese Yen	DBAB	Sell	16,770,000	169,806		8/18/17	24,605	—
Japanese Yen	HSBK	Sell	34,880,000	353,753		8/22/17	51,683	—
Japanese Yen	JPHQ	Sell	22,704,000	230,279		8/22/17	33,656	—
Japanese Yen	BZWS	Sell	7,521,000	76,145		8/24/17	11,004	—
Japanese Yen	DBAB	Sell	7,432,000	75,354		8/24/17	10,984	—
Japanese Yen	JPHQ	Sell	47,094,000	476,696		8/28/17	68,715	—
Japanese Yen	DBAB	Sell	17,053,000	173,054		8/30/17	25,306	—

22 Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	22,517,000	228,043		8/30/17	$32,954	$—
Japanese Yen	HSBK	Sell	27,402,000	272,115		9/01/17	34,676	—
Mexican Peso	CITI	Buy	82,331,810	3,606,760	EUR	9/13/17	—	(25,951)
Japanese Yen	CITI	Sell	18,818,061	186,147		9/19/17	22,926	—
Japanese Yen	CITI	Sell	34,542,911	336,590		11/09/17	36,004	—
Japanese Yen	CITI	Sell	87,219,000	850,270		11/14/17	91,058	—
Japanese Yen	JPHQ	Sell	33,933,000	331,372		11/14/17	35,997	—
Japanese Yen	CITI	Sell	42,685,000	402,989		11/16/17	31,382	—
Japanese Yen	DBAB	Sell	23,793,000	221,797		11/21/17	14,592	—
Mexican Peso	CITI	Buy	360,062,136	15,544,790	EUR	11/24/17	—	(129,982)
Japanese Yen	SCNY	Sell	23,295,000	213,823		11/27/17	10,876	—
Mexican Peso	CITI	Buy	22,997,080	981,402	EUR	12/08/17	742	—
Total Forward Exchange Contracts							$18,863,182	$(3,823,425)
Net unrealized appreciation (depreciation)							$15,039,757

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	$15,050,000	1/23/25	$188,804	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	8,880,000	1/27/25	110,088	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	2,220,000	1/29/25	33,962	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	1,880,000	1/30/25	28,371	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	2,960,000	2/03/25	74,373	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.449%	LCH	4,540,000	7/02/25	—	(114,829)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.310%	LCH	18,210,000	7/29/25	—	(224,422)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.752%	LCH	5,970,000	7/29/45	—	(265,540)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.378%	LCH	21,600,000	11/18/46	977,707	—
Total Interest Rate Swap Contracts				$1,413,305	$(604,791)
Net unrealized appreciation (depreciation)				$808,514

See Abbreviations on page 40.

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The accompanying notes are an integral part of these financial statements. | Annual Report 23

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
December 31, 2016

Templeton International Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$258,475,692
Cost - Non-controlled affiliates (Note 3f)	79,099,308
Total cost of investments	$337,575,000
Value - Unaffiliated issuers	$242,336,809
Value - Non-controlled affiliates (Note 3f)	79,099,308
Total value of investments	321,436,117
Cash	3,889,955
Restricted Cash (Note 1d)	9,790,000
Foreign currency, at value (cost $192,791)	192,552
Receivables:
Investment securities sold	71,979
Capital shares sold	664,296
Interest.	4,080,942
Affiliates	131,062
Due from brokers.	6,584,313
Unrealized appreciation on OTC forward exchange contracts	18,863,182
Other assets	331
Total assets	365,704,729
Liabilities:
Payables:
Investment securities purchased	147,172
Capital shares redeemed	410,194
Distribution fees	47,957
Transfer agent fees	239,409
Variation margin	408,316
Due to brokers	13,680,000
Unrealized depreciation on OTC forward exchange contracts	3,823,425
Deferred tax	279,076
Accrued expenses and other liabilities	139,859
Total liabilities	19,175,408
Net assets, at value	$346,529,321
Net assets consist of:
Paid-in capital	$365,116,999
Undistributed net investment income (loss)	(16,890,318)
Net unrealized appreciation (depreciation)	(602,672)
Accumulated net realized gain (loss)	(1,094,688)
Net assets, at value	$346,529,321

24 Annual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
December 31, 2016

Templeton International Bond Fund

Class A:
Net assets, at value	$84,765,510
Shares outstanding	7,990,445
Net asset value per share[a]	$10.61
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.08
Class C:
Net assets, at value	$11,563,491
Shares outstanding	1,088,945
Net asset value and maximum offering price per share	$10.62
Class R:
Net assets, at value	$1,010,143
Shares outstanding	95,188
Net asset value and maximum offering price per share	$10.61
Advisor Class:
Net assets, at value	$249,190,177
Shares outstanding	23,468,807
Net asset value and maximum offering price per share	$10.62

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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The accompanying notes are an integral part of these financial statements. | Annual Report 25

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Operations

Templeton International Bond Fund

	Period Ended	Year Ended
	December 31, 2016[a]	August 31, 2016
Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$3,017	$—
Interest (net of foreign taxes of $192,846 and $447,977, respectively)	5,062,239	14,803,630
Inflation principal adjustments	139,596	1,600,674
Total investment income	5,204,852	16,404,304
Expenses:
Management fees (Note 3a)	787,478	2,600,132
Distribution fees: (Note 3c)
Class A	73,510	212,012
Class C	24,663	88,316
Class R	1,717	4,911
Transfer agent fees: (Note 3e)
Class A	129,557	198,278
Class C	16,649	32,226
Class R	1,511	2,296
Advisor Class	360,908	666,873
Custodian fees (Note 4)	50,741	138,020
Reports to shareholders	43,845	56,143
Registration and filing fees	88,014	104,960
Professional fees	52,932	82,092
Trustees’ fees and expenses	927	3,379
Other	14,865	55,364
Total expenses	1,647,317	4,245,002
Expense reductions (Note 4)	(13,576)	(4,403)
Expenses waived/paid by affiliates (Note 3f and 3g)	(660,551)	(1,105,868)
Net expenses	973,190	3,134,731
Net investment income	4,231,662	13,269,573
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(12,024,455)	(10,930,334)
Foreign currency transactions	(4,045,512)	(9,058,909)
Swap contracts	89,225	(1,314,505)
Net realized gain (loss)	(15,980,742)	(21,303,748)
Net change in unrealized appreciation (depreciation) on:
Investments	(8,633,495)	30,076,109
Translation of other assets and liabilities
denominated in foreign currencies	26,370,414	(5,934,086)
Swap contracts	12,380,166	(6,139,120)
Change in deferred taxes on unrealized appreciation	82,149	(287,492)
Net change in unrealized appreciation (depreciation)	30,199,234	17,715,411
Net realized and unrealized gain (loss)	14,218,492	(3,588,337)
Net increase (decrease) in net assets resulting from operations	$18,450,154	$9,681,236

[a]For the period September 1, 2016 to December 31, 2016.

26 Annual Report | The accompanying notes are an integral part of these financial statements.

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		TEMPLETON INCOME TRUST
		FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton International Bond Fund

	Period Ended
	December 31,	Year Ended August 31,
	2016 [a]	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income	$4,231,662	$13,269,573	$13,105,761
Net realized gain (loss)	(15,980,742)	(21,303,748)	(4,073,809)
Net change in unrealized appreciation (depreciation)	30,199,234	17,715,411	(66,149,968)
Net increase (decrease) in net assets resulting from operations.	18,450,154	9,681,236	(57,118,016)
Distributions to shareholders from:
Net investment income:
Class A	—	(250,807)	(4,395,266)
Class C	—	(43,256)	(751,916)
Class R	—	(3,030)	(51,091)
Advisor Class	—	(1,179,201)	(14,198,774)
Tax return of capital:
Class A	(147,100)	(742,249)	—
Class C	(542)	(87,572)	—
Class R	(747)	(7,112)	—
Advisor Class	(536,941)	(3,350,079)	—
Total distributions to shareholders	(685,330)	(5,663,306)	(19,397,047)
Capital share transactions: (Note 2)
Class A	(12,516,437)	6,384,367	(39,165,718)
Class C	(908,425)	(3,660,293)	(5,126,914)
Class R	(48,144)	74	(340,523)
Advisor Class	(12,404,778)	(60,888,281)	7,343,500
Total capital share transactions	(25,877,784)	(58,164,133)	(37,289,655)
Net increase (decrease) in net assets.	(8,112,960)	(54,146,203)	(113,804,718)
Net assets:
Beginning of period	354,642,281	408,788,484	522,593,202
End of period	$346,529,321	$354,642,281	$408,788,484
Undistributed net investment income (loss) included in net assets:
End of period	$(16,890,318)	$9,315,413	$—
Distributions in excess of net investment income included in net assets:
End of period	$—	$—	$(15,462,558)

aFor the period September 1, 2016 to December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 27

TEMPLETON INTERNATIONAL BOND FUND

Notes to Financial Statements

Templeton International Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton International Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The Fund’s fiscal year was changed to December 31. As a result, the Fund had shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end August 31, 2016 and December 31, 2016.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these

28 Annual Report

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TEMPLETON INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral

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29

TEMPLETON INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains in the Statements of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 9 regarding other derivative information.

d. Restricted Cash

At December 31, 2016, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with

30 Annual Report

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TEMPLETON INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statements of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Period Ended
	December 31,
		2016 [a]
	Shares	Amount
Class A Shares:
Shares sold	481,640	$4,961,220
Shares issued in reinvestment of distributions	14,226	144,332
Shares redeemed	(1,736,393)	(17,621,989)
Net increase (decrease)	(1,240,527)	$(12,516,437)
Class C Shares:
Shares sold	66,190	$702,987
Shares issued in reinvestment of distributions	46	469
Shares redeemed	(158,337)	(1,611,881)
Net increase (decrease)	(92,101)	$(908,425)

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Annual Report

31

TEMPLETON INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

2. Shares of Beneficial Interest (continued)

	Period Ended
	December 31,
		2016[a]
	Shares	Amount
Class R Shares:
Shares sold	9,414	$96,754
Shares issued in reinvestment of distributions	74	747
Shares redeemed	(14,077)	(145,645)
Net increase (decrease)	(4,589)	$(48,144)
Advisor Class Shares:
Shares sold	5,198,685	$53,201,278
Shares issued in reinvestment of distributions	46,668	476,990
Shares redeemed	(6,455,866)	(66,083,046)
Net increase (decrease)	(1,210,513)	$(12,404,778)

[a]The Fund’s fiscal year was changed to December 31.
		Year Ended
	August 31, 2016		August 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	8,362,848	$81,618,838	2,158,833	$23,722,264
Shares issued in reinvestment of distributions	95,518	950,216	378,479	4,130,344
Shares redeemed	(7,682,750)	(76,184,687)	(6,040,734)	(67,018,326)
Net increase (decrease)	775,616	$6,384,367	(3,503,422)	$(39,165,718)
Class C Shares:
Shares sold	337,939	$3,406,659	399,034	$4,366,542
Shares issued in reinvestment of distributions	11,371	113,342	57,812	631,240
Shares redeemed	(718,449)	(7,180,294)	(927,536)	(10,124,696)
Net increase (decrease)	(369,139)	$(3,660,293)	(470,690)	$(5,126,914)
Class R Shares:
Shares sold	25,853	$257,479	25,869	$282,884
Shares issued in reinvestment of distributions	1,018	10,142	4,676	51,091
Shares redeemed	(26,895)	(267,547)	(62,027)	(674,498)
Net increase (decrease)	(24)	$74	(31,482)	$(340,523)
Advisor Class Shares:
Shares sold	15,044,737	$149,053,642	17,824,679	$192,925,128
Shares issued in reinvestment of distributions	379,078	3,777,755	869,834	9,464,028
Shares redeemed	(21,378,024)	(213,719,678)	(17,983,114)	(195,045,656)
Net increase (decrease)	(5,954,209)	$(60,888,281)	711,399	$7,343,500

32 Annual Report

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TEMPLETON INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
0.700%	Up to and including $200 million
0.650%	Over $200 million, up to and including $1.3 billion
0.600%	In excess of $1.3 billion

For the period ended December 31, 2016, the annualized effective investment management fee rate was 0.679% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
brokers/dealers	$919
CDSC retained	$432

franklintempleton.com Annual Report 33

TEMPLETON INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended December 31, 2016, the Fund paid transfer agent fees of $508,625, of which $293,362 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended December 31, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of period	Additions	Reductions	of period	of period	Income	Gain (Loss)	of period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.09%	63,732,803	112,297,329	(96,930,824)	79,099,308	$79,099,308	$3,017	$ –	0.5%

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.74% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2017.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended December 31, 2016, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

At December 31, 2016, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$980,481
Long term	85,219
Total capital loss carryforwards	$1,065,700

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TEMPLETON INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

The tax character of distributions paid during the period ended December 31, 2016 and years ended August 31, 2016 and 2015, was as follows:

	December 31,	August 31,	August 31,
	2016	2016	2015
Distributions paid from:
Distributions paid from ordinary income	$—	$1,476,294	$19,397,047
Return of capital	685,330	4,187,012	—
	$685,330	$5,663,306	$19,397,047

At December 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$339,440,361

Unrealized appreciation	$4,342,583
Unrealized depreciation	(22,346,827)
Net unrealized appreciation (depreciation)	$(18,004,244)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.

In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the period ended December 31, 2016, such reclassifications were as follows:

Paid-in capital	$15,547,984
Undistributed net investment income	$(30,473,393)
Accumulated net realized gain (loss)	$14,889,409

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2016, aggregated $76,945,054 and $87,591,130, respectively.

7. Credit Risk

At December 31, 2016, the Fund had 32.92% of its portfolio invested in high yield securities or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

franklintempleton.com Annual Report 35

TEMPLETON INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

9. Other Derivative Information

At December 31, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts	Statement of			Statement of
Not Accounted for as	Assets and Liabilities			Assets and Liabilities
Hedging Instruments	Location	Fair Value		Location	Fair Value
Interest rate contracts	Variation margin	$1,413,305	[a]	Variation margin	$604,791	[a]

Foreign exchange contracts	Unrealized appreciation on OTC	18,863,182		Unrealized depreciation on OTC	3,823,425
	forward exchange contracts			forward exchange contracts
Value recovery instruments	Investments in securities,at value	1,522,865
Totals		$21,799,352			$4,428,216

[a]This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended December 31, 2016, the effect of derivative contracts in the Fund’s Statements of Operations was as follows:

					Net Change in
					Unrealized
Derivative Contracts		Net Realized			Appreciation
Not Accounted for as	Statements of	Gain (Loss) for		Statements of	(Depreciation)
Hedging Instruments	Operations Locations	the Period		Operations Locations	for the Period

	Net realized gain (loss) from:			Net change in unrealized
				appreciation (depreciation) on:
Interest rate contracts	Swap contracts	$89,225		Swap contracts	$6,241,046
Foreign exchange contracts	Foreign currency transactions	3,932,199	[a]	Translation of other assets and	26,474,102	[a]
				liabilities denominated in foreign
				currencies
Value recovery instruments	Investments	—		Investments	(90,398)
Totals		$4,021,424			$32,624,750

[a]Forward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statements of Operations.

For the period ended December 31, 2016, the average month end fair value of derivatives represented 6.62% average month end net assets. The average month end number of open derivative contracts for the period was 322.

At December 31, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

Gross and Net Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$18,863,182	$3,823,425

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

TEMPLETON INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

At December 31, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received[a,b]	Received[b]	than zero)
Counterparty
BOFA	$47,963	$—	$—	$—	$47,963
BZWS	698,975	—	—	(698,975)	—
CITI	4,279,425	(696,465)	—	(3,582,960)	—
DBAB	7,577,480	(1,411,209)	—	(6,166,271)	—
GSCO	1,644,894	(1,076)	—	(1,643,818)	—
HSBK	1,237,828	(1,089,576)	—	—	148,252
JPHQ	2,776,483	(561,060)	(2,215,423)	—	—
MSCO	372,635	(63,988)	—	(260,000)	48,647
SCNY.	226,720	(51)	—	(226,669)	—
UBSW	779	—	—	—	779
Total	$18,863,182	$(3,823,425)	$(2,215,423)	$(12,578,693)	$245,641

[a]At December 31, 2016, the Fund received Federal Home Loan Mortgage Corp., Fannie MAE, U.S. Treasury Notes and Bonds as collateral for derivatives.
[b]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateral-
ization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At December 31, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS.	—	—	—	—	—
CITI	696,465	(696,465)	—	—	—
DBAB	1,411,209	(1,411,209)	—	—	—
GSCO	1,076	(1,076)	—	—	—
HSBK	1,089,576	(1,089,576)	—	—	—
JPHQ	561,060	(561,060)	—	—	—
MSCO	63,988	(63,988)	—	—	—
SCNY	51	(51)	—	—	—
UBSW	—	—	—	—	—
Total.	$3,823,425	$(3,823,425)	$—	$—	$—

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 40.

franklintempleton.com Annual Report 37

TEMPLETON INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended December 31, 2016, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

38 Annual Report

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TEMPLETON INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

A summary of inputs used as of December 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$234,167,809	$—	$234,167,809
Short Term Investments	79,099,308	8,169,000	—	87,268,308
Total Investments in Securities	$79,099,308	$242,336,809	$—	$321,436,117

Other Financial Instruments:
Forward Exchange Contracts	$—	$18,863,182	$—	$18,863,182
Swap Contracts.	—	1,413,305	—	1,413,305
Total Other Financial Instruments	$—	$20,276,487	$—	$20,276,487

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$3,823,425	$—	$3,823,425
Swap Contracts.	—	604,791	—	604,791
Total Other Financial Instruments	$—	$4,428,216	$—	$4,428,216

[a]For detailed categories, see the accompanying Statement of Investments.

12. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Annual Report

39

TEMPLETON INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	BBA	British Bankers Association
BZWS	Barclays Bank PLC	AUD	Australian Dollar	GDP	Gross Domestic Product
CITI	Citigroup, Inc.	BRL	Brazilian Real	LIBOR	London InterBank Offered Rate
DBAB	Deutsche Bank AG	COP	Colombian Peso	VRI	Value Recovery Instruments
GSCO	Goldman Sachs Group, Inc.	EUR	Euro
HSBK	HSBC Bank PLC	IDR	Indonesian Rupiah
JPHQ	JP Morgan Chase & Co.	INR	Indian Rupee
LCH	LCH Clearnet LLC	KRW	South Korean Won
MSCO	Morgan Stanley	LKR	Sri Lankan Rupee
SCNY	Standard Charted Bank	MXN	Mexican Peso
UBSW	UBS AG	MYR	Malaysian Ringgit
		PHP	Philippine Peso
		USD	United States Dollar
		ZAR	South African Rand

40 Annual Report

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TEMPLETON INCOME TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Templeton International Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton International Bond Fund (the "Fund") as of December 31, 2016,the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2017

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41

TEMPLETON INCOME TRUST

Tax Information (unaudited)

Templeton International Bond Fund

At December 31, 2016, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the first distribution in 2017, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

42 Annual Report

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TEMPLETON INCOME TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton
Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1992	142	Bar-S Foods (meat packing company)
300 S.E. 2nd Street				(1981-2010).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958)	Trustee	Since 2008	42	Ares Capital Corporation (specialty
300 S.E. 2nd Street				finance company) (2010-present),
Fort Lauderdale, FL 33301-1923				United Natural Foods, Inc. (distributor
				of natural, organic and specialty foods)
				(2013-present), Allied Capital
				Corporation (financial services)
				(2003-2010), SLM Corporation (Sallie
				Mae) (1997-2014) and Navient
				Corporation (loan management,
				servicing and asset recovery)
				(2014-2016).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Mary C. Choksi (1950)	Trustee	Since October	136	Avis Budget Group Inc. (car rental)
300 S.E. 2nd Street		2016		(2007-present), Omnicom Group Inc.
Fort Lauderdale, FL 33301-1923				(advertising and marketing
				communications services)
				(2011-present) and H.J. Heinz
				Company (processed foods and allied
				products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging
Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment
Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Lead	Trustee since	142	Hess Corporation (exploration and
300 S.E. 2nd Street	Independent	2001 and Lead		refining of oil and gas) (1993-present),
Fort Lauderdale, FL 33301-1923	Trustee	Independent		Canadian National Railway (railroad)
		Trustee since 2007		(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), Santander
				Consumer USA Holdings, Inc.
				(consumer finance) (November 2016),
				RTI International Metals, Inc.
				(manufacture and distribution of
				titanium) (1999-2015) and H.J. Heinz
				Company (processed foods and allied
				products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).

franklintempleton.com Annual Report 43

TEMPLETON INCOME TRUST

Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	142	Boeing Capital Corporation (aircraft
300 S.E. 2nd Street				financing) (2006-2013).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);
and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949)	Trustee	Since 2005	42	Emeritus Corporation (assisted living)
300 S.E. 2nd Street				(1999-2010) and OSI Pharmaceuticals,
Fort Lauderdale, FL 33301-1923				Inc. (pharmaceutical products)
				(2006-2010).
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer,
Dillon, Read & Co. Inc. (1982-1997).

Larry D. Thompson (1945)	Trustee	Since 2005	142	The Southern Company (energy
300 S.E. 2nd Street				company) (2014-present; previously
Fort Lauderdale, FL 33301-1923				2010-2012), Graham Holdings
				Company (education and media
				organization) (2011-present) and
				Cbeyond, Inc. (business
				communications provider)
				(2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present;
previously 2011-2012); and formerly, Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc.
(consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011);
Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003)

Constantine D. Tseretopoulos	Trustee	Since 2003	26	None
(1954)
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).

Robert E. Wade (1946)	Trustee	Since 2006	42	El Oro Ltd (investments)
300 S.E. 2nd Street				(2003-present).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

44 Annual Report franklintempleton.com

TEMPLETON INCOME TRUST

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	158	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	142	None
One Franklin Parkway	the Board,	Board and Trustee
San Mateo, CA 94403-1906	Trustee and	since 2013 and
	Vice President	Vice President
since 1996
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and
officer of 45 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948)	Vice President	Since May 2016	Not Applicable	Not Applicable
One Franklin Parkway	– AML
San Mateo, CA 94403-1906	Compliance
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Christopher J. Molumphy	President and	Since 2002	Not Applicable	Not Applicable
(1962)	Chief Executive
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Investment
Management
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the
South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Mark H. Otani (1968)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin
Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

46 Annual Report franklintempleton.com

TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Lori A. Weber (1964)	Secretary and	Secretary since	Not Applicable	Not Applicable
300 S.E. 2nd Street	Vice President	2013 and Vice
Fort Lauderdale, FL 33301-1923		President since
2011
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director ofFranklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective May 13, 2016, Frank J. Crothers ceased to be a trustee of the Trust.
Note 4: Effective November 1, 2016, Frank A. Olson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014-2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001. Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceu-
ticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial
Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and
Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

franklintempleton.com Annual Report 47

TEMPLETON INCOME TRUST

TEMPLETON INTERNATIONAL BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

48 Annual Report

franklintempleton.com

Annual Report and Shareholder Letter
Templeton International Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	447 A 02/17

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $276,183 for the fiscal year ended December 31, 2016 and $341,357 for the fiscal year ended August 31, 2016.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)  All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2016 and $539,168 for the fiscal year ended August 31, 2016. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessment, and review of system processes related to fixed income securities.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)  No disclosures are required by this Item 4(f).

(g)  The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended December 31, 2016 and $539,168 for the fiscal year ended August 31, 2016.

(h)  The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                            N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                          N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date  February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date  February 24, 2017

By /s/MARK H. OTANI

    Mark H. Otani

    Chief Financial Officer and

    Chief Accounting Officer

Date  February 24, 2017